UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	John M. Loder
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	Prudential Tower, 800 Boylston Street
Milwaukee, Wisconsin 53202	Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 9/30

Date of reporting period: 9/30/20

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Report to Shareholders.

ARTISAN PARTNERS FUNDS

Share Class
	Investor	Advisor	Institutional
Artisan Developing World Fund	ARTYX	APDYX	APHYX
Artisan Focus Fund	ARTTX	APDTX	APHTX
Artisan Global Discovery Fund	APFDX	APDDX	APHDX
Artisan Global Equity Fund	ARTHX	APDHX	APHHX
Artisan Global Opportunities Fund	ARTRX	APDRX	APHRX
Artisan Global Value Fund	ARTGX	APDGX	APHGX
Artisan High Income Fund	ARTFX	APDFX	APHFX
Artisan International Fund	ARTIX	APDIX	APHIX
Artisan International Small-Mid Fund	ARTJX	APDJX	APHJX
Artisan International Value Fund	ARTKX	APDKX	APHKX
Artisan Mid Cap Fund	ARTMX	APDMX	APHMX
Artisan Mid Cap Value Fund	ARTQX	APDQX	APHQX
Artisan Select Equity Fund	ARTNX	APDNX	APHNX
Artisan Small Cap Fund	ARTSX	APDSX	APHSX
Artisan Sustainable Emerging Markets Fund	ARTZX	N/A	APHEX
Artisan Value Fund	ARTLX	APDLX	APHLX

Beginning on March 31, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (the “SEC”), paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available online at http://hosted.rightprospectus.com/Artisan, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary or, if you invest directly with a Fund, by calling 800.344.1770 or by enrolling on the Funds’ website at www.artisanpartners.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800.344.1770 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

TABLE OF CONTENTS

MANAGEMENT’S DISCUSSIONS ON FUND PERFORMANCE
2	Artisan Developing World Fund
4	Artisan Focus Fund
6	Artisan Global Discovery Fund
8	Artisan Global Equity Fund
10	Artisan Global Opportunities Fund
12	Artisan Global Value Fund
14	Artisan High Income Fund
16	Artisan International Fund
18	Artisan International Small-Mid Fund
20	Artisan International Value Fund
22	Artisan Mid Cap Fund
24	Artisan Mid Cap Value Fund
26	Artisan Select Equity Fund
28	Artisan Small Cap Fund
30	Artisan Sustainable Emerging Markets Fund
32	Artisan Value Fund

SCHEDULES OF INVESTMENTS
34	Artisan Developing World Fund
36	Artisan Focus Fund
40	Artisan Global Discovery Fund
42	Artisan Global Equity Fund
45	Artisan Global Opportunities Fund
47	Artisan Global Value Fund
49	Artisan High Income Fund
56	Artisan International Fund
59	Artisan International Small-Mid Fund
62	Artisan International Value Fund
65	Artisan Mid Cap Fund
68	Artisan Mid Cap Value Fund
70	Artisan Select Equity Fund
72	Artisan Small Cap Fund
74	Artisan Sustainable Emerging Markets Fund
77	Artisan Value Fund

80	STATEMENTS OF ASSETS AND LIABILITIES

84	STATEMENTS OF OPERATIONS

88	STATEMENTS OF CHANGES IN NET ASSETS

96	FINANCIAL HIGHLIGHTS

113	NOTES TO FINANCIAL STATEMENTS

152	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

155	SHAREHOLDER EXPENSE EXAMPLE

160	FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

166	NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

169	PROXY VOTING POLICIES AND PROCEDURES

169	INFORMATION ABOUT PORTFOLIO SECURITIES

170	DIRECTORS AND OFFICERS

ARTISAN PARTNERS FUNDS

P.O. BOX 219322

KANSAS CITY, MO 64121-9322

This report and the audited financial statements contained herein are provided for the general information of the shareholders of Artisan Partners Funds. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For a prospectus or summary prospectus, which contain that information and more information about each Fund, please call 800.344.1770 or visit our website at www.artisanpartners.com. Read it carefully before you invest or send money.

Company discussions are for illustration only and are not intended as recommendations of individual stocks. The discussions present information about the companies believed to be accurate, and the views of the portfolio managers, as of September 30, 2020. That information and those views may change, and the Funds disclaim any obligation to advise shareholders of any such changes.

Artisan Partners Funds offered through Artisan Partners Distributors LLC, member FINRA.

ARTISAN DEVELOPING WORLD FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (6/29/2015 to 9/30/2020)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2020)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan Developing World Fund – Investor Shares (6/29/2015)	71.06%	22.82%	23.28%	18.03%
Artisan Developing World Fund – Advisor Shares (6/29/2015)	71.28	23.02	23.52	18.24
Artisan Developing World Fund – Institutional Shares (6/29/2015)	71.45	23.13	23.64	18.36
MSCI Emerging Markets Index	10.54	2.42	8.97	4.79	*

*	As of Investor, Advisor and Institutional Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Investor Shares’ performance reflects Artisan Partners Limited Partnership’s (the “Adviser” or “Artisan Partners”) contractual agreements to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

2	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended 30 September 2020, emerging markets were up, not quite as sharply as their US counterparts, but more than European equities. Though many indices closed 2019 near all-time highs, Q1 2020 brought a sharp selloff as COVID-19 swept the globe, prompting many governments to largely shutter their economies. Major global economies and central banks responded with unprecedented support packages, contributing to a sharp rebound that largely restored markets to their pre-pandemic levels by the end of Q3 2020. However, uncertainty remains regarding the length and breadth of the pandemic and its economic aftermath. Despite being widely considered the global origin of COVID-19, China led the MSCI Emerging Markets Index for the period, delivering a double-digit positive return.

SECTOR DIVERSIFICATION

Sector	9/30/2020	9/30/2019
Communication Services	14.9%	14.3%
Consumer Discretionary	26.3	28.1
Consumer Staples	8.4	14.6
Financials	5.4	16.3
Health Care	13.9	3.3
Industrials	4.6	1.0
Information Technology	24.0	16.4
Other assets less liabilities	2.5	6.0
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: Singaporean provider of information technology services Sea, US-based technology company NVIDIA, Netherlands-based payment solutions provider Adyen, Chinese educational services provider TAL Education and US-based online trading site for Latin American markets MercadoLibre. Bottom contributors during the period included: Indian banking and financial services provider HDFC Bank, Indian holdings company Titan, Brazilian stock exchange Brasil Bolsa Balcao, Thai convenience store operator CP All and Chinese airport builder and operator Shanghai International Airport.

REGION ALLOCATION

Region	9/30/2020	9/30/2019
Emerging Asia	46.7%	47.5%
Developed Markets	41.1	30.8
Latin America	7.4	11.8
Europe, Middle East and Africa	2.3	4.0

FUND CHANGES

During the period, we identified the following new investment opportunities for the portfolio: US-based ride-hailing and food delivery services company Uber, Chinese investment holdings company Meituan Dianping, US-based cloud computing company Veeva, Chinese health care company Aier Eye Hospital and Chinese pharmaceutical company Wuxi Biologics. We funded these purchases in part through exiting our positions in Brasil Bolsa Balcao, CP All, Galaxy Entertainment, Diageo and Hong Kong Exchanges & Clearing.

Artisan Partners Funds	3

ARTISAN FOCUS FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (4/24/2017 to 9/30/2020)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2020)

Fund / Index	1-Year	3-Year	Since Inception
Artisan Focus Fund – Investor Shares (4/24/2017)	21.76%	22.48%	25.26%
Artisan Focus Fund – Advisor Shares (7/31/2018)	21.98	n/a	17.89
Artisan Focus Fund – Institutional Shares (2/3/2020)	n/a	n/a	12.28	†
S&P 500® Index	15.15	12.28	12.87	*

†	For the period from commencement of operations 2/3/2020 through 9/30/2020; not annualized.
*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The Fund’s investments in initial public offerings (IPOs) made a material contribution to performance. IPO investments may contribute significantly to a small portfolio’s return, an effect that will generally decrease as assets grow. IPO investments may be unavailable in the future. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Investor Shares’ performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

4	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended 30 September 2020, US equities were up significantly. Large-cap stocks led, while mid- and small-cap stocks trailed. From a style perspective, growth materially outperformed value during the period. Sector returns were mixed, with technology as a positive outlier and financials and energy as the main detractors. Though many indices closed 2019 near all-time highs, Q1 2020 brought a sharp selloff as COVID-19 swept the globe, prompting many governments to largely shutter their economies. Major global economies and central banks responded with unprecedented support packages, contributing to a sharp rebound that largely restored markets to their pre-pandemic levels by the end of Q3 2020. However, uncertainty remains regarding the length and breadth of the pandemic and its economic aftermath.

SECTOR DIVERSIFICATION

Sector	9/30/2020	9/30/2019
Communication Services	8.7%	15.4%
Consumer Discretionary	5.7	3.3
Financials	10.3	4.9
Health Care	4.2	12.7
Industrials	19.7	5.1
Information Technology	44.0	28.9
Materials	–	7.9
Real Estate	1.6	9.0
Other assets less liabilities	5.8	12.8
	100.0%	100.0%

PERFORMANCE DISCUSSION*

Top contributors within the portfolio during the period included: US-based technology company NVIDIA, US-based online retailer Amazon, US-based software provider Microsoft, US-based provider of microprocessors for PCs and servers, graphics processors and processors for several game consoles Advanced Micro Devices and Chinese Internet company Tencent. Bottom contributors during the period included: Netherlands-based global semiconductor manufacturer NXP Semiconductors, US-based investment management company Blackstone Group, US-based semiconductor company specializing in high-performance analog signal processing chips Analog Devices, US-based asset management company Brookfield Asset Management and US-based transportation company Norfolk Southern. The use of derivatives, including options used to hedge short-term portfolio volatility, had a positive overall impact on performance during the period.

FUND CHANGES

During the period, we identified the following new investment opportunities for the portfolio: US-based technology designer and manufacturer Apple, US-based insurance company Aon, US-based online retailer Amazon, US-based producer of connectors, cables and interconnect systems Amphenol and Swedish telecommunications company Ericsson. We funded these purchases in part through exiting our positions in Air Liquide, Linde, Becton Dickinson, Equinix and IQVIA Holdings.

*	For options, exposures have been delta-adjusted to determine contribution to return.

Artisan Partners Funds	5

ARTISAN GLOBAL DISCOVERY FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (8/21/2017 to 9/30/2020)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2020)

Fund / Index	1-Year	3-Year	Since Inception
Artisan Global Discovery Fund – Investor Shares (8/21/2017)	37.42%	21.51%	21.91%
Artisan Global Discovery Fund – Advisor Shares (2/3/2020)	n/a	n/a	23.06	†
Artisan Global Discovery Fund – Institutional Shares (2/3/2020)	n/a	n/a	23.06	†
MSCI ACWI Index	10.44	7.12	8.06	*

†	For the period from commencement of operations 2/3/2020 through 9/30/2020; not annualized.
*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Investor Shares’ and Advisor Shares’ performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

6	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended 30 September 2020, global equities were mixed. US markets led, followed by emerging markets, while European markets declined slightly during the period. Though many indices closed 2019 near all-time highs, Q1 2020 brought a sharp selloff as COVID-19 swept the globe, prompting many governments to largely shutter their economies. Major global economies and central banks responded with unprecedented support packages, contributing to a sharp rebound that largely restored markets to their pre-pandemic levels by the end of Q3 2020. However, uncertainty remains regarding the length and breadth of the pandemic and its economic aftermath.

SECTOR DIVERSIFICATION

Sector	9/30/2020	9/30/2019
Communication Services	5.9%	4.9%
Consumer Discretionary	8.2	7.2
Consumer Staples	1.3	3.2
Financials	5.5	5.6
Health Care	22.7	19.8
Industrials	19.7	26.3
Information Technology	27.4	24.4
Materials	3.3	1.7
Utilities	3.7	–
Other assets less liabilities	2.3	6.9
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: US-based video communications platform Zoom Video, US-based cloud computing company Veeva, US-based provider of microprocessors for PCs and servers, graphics processors and processors for several game consoles Advanced Micro Devices, Danish wind power company Vestas Wind Systems and Danish biotechnology company Genmab. Bottom contributors during the period included: Canadian modeling, simulation and training for civil aviation and defense company CAE, French operator of geriatric healthcare facilities Orpea, UK-based luxury fashion house Burberry, US-based minimally invasive medical devices manufacturer Boston Scientific and UK-based engineering company Meggitt.

REGION ALLOCATION

Region	9/30/2020	9/30/2019
Americas	56.7%	55.8%
Europe	30.2	26.7
Pacific Basin	5.9	6.0
Emerging Markets	4.9	4.6

FUND CHANGES

During the period, we identified the following new investment opportunities for the portfolio: Chinese sportswear company Li Ning, US-based developer of programmable logic products Lattice Semiconductor, US-based provider of cloud-based accounting software Blackline, US-based biopharmaceutical company Halozyme Therapeutics and US-based public utility holding company Ameren. We funded these purchases in part through exiting our positions in BWX, Alexion, Progressive, IMCD and Treasury Wine Estates.

Artisan Partners Funds	7

ARTISAN GLOBAL EQUITY FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/29/2010 to 9/30/2020)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2020)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan Global Equity Fund – Investor Shares (3/29/2010)	21.90%	14.89%	14.05%	12.76%
Artisan Global Equity Fund – Advisor Shares (8/5/2020)	n/a	n/a	n/a	1.01	†
Artisan Global Equity Fund – Institutional Shares (10/15/2015)	22.17	15.16	n/a	13.43
MSCI ACWI Index	10.44	7.12	10.30	8.18	*

†	For the period from commencement of operations 8/5/2020 through 9/30/2020; not annualized.
*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Investor Shares’ performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

8	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended 30 September 2020, global equities were mixed. US markets led, followed by emerging markets, while European markets declined slightly during the period. Though many indices closed 2019 near all-time highs, Q1 2020 brought a sharp selloff as COVID-19 swept the globe, prompting many governments to largely shutter their economies. Major global economies and central banks responded with unprecedented support packages, contributing to a sharp rebound that largely restored markets to their pre-pandemic levels by the end of Q3 2020. However, uncertainty remains regarding the length and breadth of the pandemic and its economic aftermath.

SECTOR DIVERSIFICATION

Sector	9/30/2020	9/30/2019
Communication Services	8.3%	5.9%
Consumer Discretionary	7.1	7.5
Consumer Staples	3.1	5.5
Energy	1.1	3.3
Financials	7.8	16.4
Health Care	31.4	18.9
Industrials	14.3	9.1
Information Technology	18.7	26.5
Materials	4.4	4.0
Utilities	1.8	–
Other assets less liabilities	2.0	2.9
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: US-based online retailer Amazon, US-based biopharmaceutical company Immunomedics, Danish biotechnology company Genmab, US-based biopharmaceutical company Halozyme Therapeutics and Swiss supplier of pharmaceutical, health care and life science products Lonza. Bottom contributors during the period included: German Internet payment and processing services provider Wirecard, French airplane and military equipment manufacturer Airbus, Irish pharmaceuticals company Amarin, Brazilian oil and natural gas supplier Petrobras and US-based developer and manufacturer of defense and security solutions company Raytheon.

REGION ALLOCATION

Region	9/30/2020	9/30/2019
Americas	51.5%	49.4%
Europe	31.3	36.1
Pacific Basin	6.6	6.8
Emerging Markets	8.6	4.8

FUND CHANGES

During the period, we identified the following new investment opportunities for the portfolio: US-based designer and manufacturer of digital infrastructure Vertiv, Chinese e-commerce company Alibaba, US-based life science tools and integrated systems manufacturer Illumina, German telecommunication services company Deutsche Telekom and US-based wireless carrier T-Mobile. We funded these purchases in part through exiting our positions in Wirecard, InterXion, Petrobras, Airbus and WEX.

Artisan Partners Funds	9

ARTISAN GLOBAL OPPORTUNITIES FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (9/22/2008 to 9/30/2020)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2020)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Global Opportunities Fund – Investor Shares (9/22/2008)	38.37%	17.63%	18.11%	14.93%	13.16%
Artisan Global Opportunities Fund – Advisor Shares (4/1/2015)	38.52	17.79	18.25	n/a	15.58
Artisan Global Opportunities Fund – Institutional Shares (7/26/2011)	38.67	17.91	18.39	n/a	14.02
MSCI ACWI Index	10.44	7.12	10.30	8.55	7.17	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Investor Shares’ and Advisor Shares’ performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

10	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended 30 September 2020, global equities were mixed. US markets led, followed by emerging markets, while European markets declined slightly during the period. Though many indices closed 2019 near all-time highs, Q1 2020 brought a sharp selloff as COVID-19 swept the globe, prompting many governments to largely shutter their economies. Major global economies and central banks responded with unprecedented support packages, contributing to a sharp rebound that largely restored markets to their pre-pandemic levels by the end of Q3 2020. However, uncertainty remains regarding the length and breadth of the pandemic and its economic aftermath.

SECTOR DIVERSIFICATION

Sector	9/30/2020	9/30/2019
Communication Services	7.1%	7.1%
Consumer Discretionary	11.4	10.7
Consumer Staples	1.1	3.2
Financials	4.8	8.7
Health Care	23.7	22.0
Industrials	14.8	17.0
Information Technology	25.6	22.2
Materials	2.3	1.4
Utilities	6.2	1.4
Other assets less liabilities	3.0	6.3
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: US-based video communications platform Zoom Video, US-based provider of microprocessors for PCs and servers, graphics processors and processors for several game consoles Advanced Micro Devices, Swiss supplier of pharmaceutical, health care and life science products Lonza, Hong Kong-based power tools company Techtronic and US-based software provider Microsoft. Bottom contributors during the period included: US-based provider of safety, infotainment and electronic control components to the automotive market Aptiv, US-based ride-hailing and food delivery services company Uber, UK-based luxury fashion house Burberry, US-based defense, communications and electronics equipment provider L3Harris and US-based commercial bank Bank of America.

REGION ALLOCATION

Region	9/30/2020	9/30/2019
Americas	52.3%	54.4%
Europe	31.7	25.7
Pacific Basin	9.0	7.9
Emerging Markets	4.0	5.7

FUND CHANGES

During the period, we identified the following new investment opportunities for the portfolio: US-based globally diversified conglomerate Danaher, Swedish telecommunications company Ericsson, US-based operator of off-price retailers TJX, Swedish designer of measurement and visualization technology used in manufacturing, product testing, surveying and machine control Hexagon and Netherlands-based health technology company Koninklijke Philips. We funded these purchases in part through exiting our positions Anthem, Alexion, Visa, Amazon and Progressive.

Artisan Partners Funds	11

ARTISAN GLOBAL VALUE FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/10/2007 to 9/30/2020)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2020)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Global Value Fund – Investor Shares (12/10/2007)	-5.63%	-0.74%	5.58%	8.27%	6.11%
Artisan Global Value Fund – Advisor Shares (4/1/2015)	-5.48	-0.62	5.73	n/a	3.78
Artisan Global Value Fund – Institutional Shares (7/17/2012)	-5.37	-0.51	5.84	n/a	8.26
MSCI ACWI Index	10.44	7.12	10.30	8.55	4.58	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance information, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Investor Shares’ performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

12	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended 30 September 2020, global equities were mixed. US markets led, followed by emerging markets, while European markets declined slightly during the period. Though many indices closed 2019 near all-time highs, Q1 2020 brought a sharp selloff as COVID-19 swept the globe, prompting many governments to largely shutter their economies. Major global economies and central banks responded with unprecedented support packages, contributing to a sharp rebound that largely restored markets to their pre-pandemic levels by the end of Q3 2020. However, uncertainty remains regarding the length and breadth of the pandemic and its economic aftermath.

SECTOR DIVERSIFICATION

Sector	9/30/2020	9/30/2019
Communication Services	12.9%	11.7%
Consumer Discretionary	15.3	12.0
Consumer Staples	1.7	4.0
Energy	0.8	1.6
Financials	25.9	31.5
Health Care	10.1	7.8
Industrials	11.4	10.8
Information Technology	13.9	14.0
Materials	2.9	–
Other assets less liabilities	5.1	6.6
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: US-based package and freight delivery company FedEx, US-based social networking website operator Facebook, US-based Internet search engine operator Alphabet, Korean electronic products and solutions manufacturer Samsung Electronics and Swiss provider of power and automation technologies ABB. Bottom contributors during the period included: US-based cruise ship operator Carnival, UK-based bank Lloyds Banking Group, Brazilian telecommunications company Telefonica Brasil, US-based financial services holding company Citigroup and US-based airline Southwest.

REGION ALLOCATION

Region	9/30/2020	9/30/2019
Americas	54.8%	53.8%
Europe	30.8	29.0
Emerging Markets	9.3	10.6

FUND CHANGES

During the period, we identified the following new investment opportunities for the portfolio: Swiss pharmaceutical company Novartis, US-based diversified holding company Berkshire Hathaway, UK-based contract-catering business Compass Group, US-based health benefits company Anthem and German cement producer HeidelbergCement. We funded these purchases in part through exiting our positions in ABB, Oracle, Arch Capital, Medtronic and Allergan.

Artisan Partners Funds	13

ARTISAN HIGH INCOME FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/19/2014 to 9/30/2020)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2020)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan High Income Fund – Investor Shares (3/19/2014)	5.14%	4.87%	7.18%	6.06%
Artisan High Income Fund – Advisor Shares (3/19/2014)	5.29	5.03	7.36	6.22
Artisan High Income Fund – Institutional Shares (10/3/2016)	5.40	5.16	n/a	6.35
ICE BofAML US High Yield Master II Index	2.30	3.83	6.61	4.58	*

*	As of Investor and Advisor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above does not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. Unlike the Index, the Fund may hold loans and other security types. At times, this can cause material differences in relative performance. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

14	Artisan Partners Funds

INVESTING ENVIRONMENT

Non-investment grade credit markets posted modestly positive returns during the 12-month period ended September 30, 2020, despite increased risk aversion that characterized the market environment throughout much of 2020. The aggressive spread of the COVID-19 pandemic and the economic fallout that followed, resulted in high yield credit spreads widening to their highest levels in more than a decade. As a result of the pandemic, there was widespread credit downgrades and elevated default activity. However, supportive monetary conditions and strong fiscal support provided a floor to prices that allowed markets to recover much of their COVID-related losses into the end of the 12-month period.

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: UK-based independent insurance broker Ardonagh Group, US-based cruise ship operator Carnival, US-based independent oil and gas exploration and production company Comstock Resources, US-based telecommunications company Charter Communications and US-based provider of life insurance and wealth management solutions NFP Corp. Bottom contributors during the period included: US-based manufacturer of sealing products UTEX Industries, US-based oil field services provider FTS International, US-based oil and gas company EP Energy, US-based supplier of propane Ferrellgas and US-based independent oil and gas company Laredo Petroleum. The use of derivatives, including US Treasury futures used as a hedge on interest rates, had a negative overall impact on performance during the period.

PORTFOLIO COMPOSITION

Type	9/30/2020	9/30/2019
Corporate Bonds	75.8%	64.0%
Bank Loans	21.2	28.7
Convertible Bonds	0.2	–
Preferred Stocks	–	0.1
Other assets less liabilities	2.8	7.2
	100.0%	100.0%

FUND CHANGES

During the period, we identified the following new investment opportunities for the portfolio: US-based cruise ship operator Carnival, US-based independent oil and gas exploration and production company Comstock Resources, US-based retailer Nordstrom, US-based online travel company Expedia and US-based airline company Delta Air Lines. We funded these purchases in part through exiting our positions in Vertafore, USI, FTS International, Walt Disney and Altice Group.

Artisan Partners Funds	15

ARTISAN INTERNATIONAL FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/28/1995 to 9/30/2020)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2020)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Fund – Investor Shares (12/28/1995)	6.52%	5.75%	7.54%	7.10%	8.72%
Artisan International Fund – Advisor Shares (4/1/2015)	6.71	5.91	7.71	n/a	4.18
Artisan International Fund – Institutional Shares (7/1/1997)	6.80	5.99	7.79	7.34	7.78
MSCI EAFE Index	0.49	0.62	5.26	4.62	4.44	*
MSCI ACWI ex US Index††	3.00	1.16	6.23	4.00	4.92	*

*	As of Investor Shares inception date.
††	The performance of the Index represents linked performance data for the MSCI ACWI ex US (Gross) Index from inception to 12/31/2000 and the MSCI ACWI ex US (Net) Index from 1/1/2001 forward.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

16	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended 30 September 2020, global equities were mixed. US markets led, followed by emerging markets, while European markets declined slightly during the period. Though many indices closed 2019 near all-time highs, Q1 2020 brought a sharp selloff as COVID-19 swept the globe, prompting many governments to largely shutter their economies. Major global economies and central banks responded with unprecedented support packages, contributing to a sharp rebound that largely restored markets to their pre-pandemic levels by the end of Q3 2020. However, uncertainty remains regarding the length and breadth of the pandemic and its economic aftermath.

SECTOR DIVERSIFICATION

Sector	9/30/2020	9/30/2019
Communication Services	7.1%	2.2%
Consumer Discretionary	8.5	4.2
Consumer Staples	7.5	6.1
Energy	1.1	4.1
Financials	20.7	30.2
Health Care	19.1	11.6
Industrials	6.5	15.7
Information Technology	9.8	7.9
Materials	14.7	14.8
Utilities	2.4	–
Other assets less liabilities	2.6	3.2
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: US-based online retailer Amazon, Danish biotechnology company Genmab, UK-based industrial gas producer Linde, Swiss supplier of pharmaceutical, health care and life science products Lonza and Chinese producer and distributor of liquor Wuliangye Yibin. Bottom contributors during the period included: French airplane and military equipment manufacturer Airbus, German Internet payment and processing services provider Wirecard, Brazilian oil and gas company Petrobras, Irish pharmaceuticals company Amarin and Indian housing finance company HDFC.

REGION ALLOCATION

Region	9/30/2020	9/30/2019
Europe	57.1%	65.7%
Americas	18.0	14.5
Emerging Markets	12.6	8.0
Pacific Basin	7.2	8.0
Middle East	2.5	0.6

FUND CHANGES

During the period, we identified the following new investment opportunities for the portfolio: Chinese e-commerce company Alibaba, Swiss biopharmaceutical company Roche, German telecommunication services company Deutsche Telekom, Chinese Internet firm Tencent and US-based IT outsourcing and consulting firm Accenture. We funded these purchases in part through exiting our positions in Wirecard, Petrobras, Deutsche Post, Allianz and ING Groep.

Artisan Partners Funds	17

ARTISAN INTERNATIONAL SMALL-MID FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/21/2001 to 9/30/2020)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2020)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Small-Mid Fund – Investor Shares (12/21/2001)	27.52%	10.99%	9.65%	8.62%	11.75%
Artisan International Small-Mid Fund – Advisor Shares (12/4/2018)	27.70	n/a	n/a	n/a	23.10
Artisan International Small-Mid Fund – Institutional Shares (4/12/2016)	27.85	11.24	n/a	n/a	11.15
MSCI ACWI ex US SMID Net Index	4.88	0.79	6.40	4.85	8.36	*
MSCI ACWI ex US Small Cap Net Index	6.97	0.93	6.80	5.31	9.15	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

18	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended 30 September 2020, global equities were mixed. US markets led, followed by emerging markets, while European markets declined slightly during the period. Though many indices closed 2019 near all-time highs, Q1 2020 brought a sharp selloff as COVID-19 swept the globe, prompting many governments to largely shutter their economies. Major global economies and central banks responded with unprecedented support packages, contributing to a sharp rebound that largely restored markets to their pre-pandemic levels by the end of Q3 2020. However, uncertainty remains regarding the length and breadth of the pandemic and its economic aftermath.

SECTOR DIVERSIFICATION

Sector	9/30/2020	9/30/2019
Communication Services	1.7%	2.5%
Consumer Discretionary	8.5	9.5
Consumer Staples	5.5	8.8
Financials	2.8	3.5
Health Care	25.6	24.8
Industrials	22.0	16.9
Information Technology	25.2	26.8
Materials	2.2	2.7
Real Estate	1.2	1.2
Other assets less liabilities	5.3	3.3
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: Japanese courier service company SG, Israeli provider of cloud-based and on-premise enterprise software solutions Nice, Swiss developer, producer and distributor of laboratory instruments and solutions Tecan Group, US-based information security company Zscaler and Japanese supermarket franchise store operator which mainly deals in foods stuffs Kobe Bussan. Bottom contributors during the period included: UK-based catering and concession services holding company SSP Group, Canadian modeling, simulation and training for civil aviation and defense company CAE, Brazilian oil and gas company Petrobras, Spanish pharmaceutical company Almirall and Australian wine producing and marketing company Treasury Wine Estates.

REGION ALLOCATION

Region	9/30/2020	9/30/2019
Europe	49.3%	48.0%
Pacific Basin	16.9	22.3
Americas	15.5	16.2
Middle East	7.2	5.3
Emerging Markets	5.8	4.9

FUND CHANGES

During the period, we identified the following new investment opportunities for the portfolio: Swiss global ophthalmology company Alcon, French digital solutions provider Atos, Japanese software services company Hennge, Indian multinational business process management company WNS and Swiss pharmaceutical company Siegfried. We funded these purchases in part through exiting our positions in Fuji Soft, ACADIA Pharmaceuticals, Treasury Wine Estates, Yamaha and SCSK.

Artisan Partners Funds	19

ARTISAN INTERNATIONAL VALUE FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (9/23/2002 to 9/30/2020)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2020)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Value Fund – Investor Shares (9/23/2002)	-2.71%	-1.45%	4.64%	6.99%	10.79%
Artisan International Value Fund – Advisor Shares (4/1/2015)	-2.56	-1.31	4.79	n/a	2.75
Artisan International Value Fund – Institutional Shares (10/1/2006)	-2.48	-1.22	4.88	7.21	5.90
MSCI EAFE Index	0.49	0.62	5.26	4.62	6.96	*
MSCI ACWI ex US Index	3.00	1.16	6.23	4.00	7.55	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

20	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended 30 September 2020, global equities were mixed. US markets led, followed by emerging markets, while European markets declined slightly during the period. Though many indices closed 2019 near all-time highs, Q1 2020 brought a sharp selloff as COVID-19 swept the globe, prompting many governments to largely shutter their economies. Major global economies and central banks responded with unprecedented support packages, contributing to a sharp rebound that largely restored markets to their pre-pandemic levels by the end of Q3 2020. However, uncertainty remains regarding the length and breadth of the pandemic and its economic aftermath.

SECTOR DIVERSIFICATION

Sector	9/30/2020	9/30/2019
Communication Services	11.4%	10.2%
Consumer Discretionary	15.4	11.5
Consumer Staples	3.6	7.0
Energy	5.0	2.4
Financials	19.1	21.3
Health Care	7.0	5.0
Industrials	12.3	11.0
Information Technology	12.2	12.2
Materials	4.6	4.5
Other assets less liabilities	9.4	14.9
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: Korean Internet search and e-commerce platform NAVER, Swiss provider of power and automation technologies ABB, Danish provider of freight forwarding and logistics services DSV Panalpina, Korean electronic products and solutions manufacturer Samsung Electronics and Chinese e-commerce company Alibaba. Bottom contributors during the period included: US-based insurance company Arch Capital, UK-based contract-catering business Compass Group, UK-based bank Lloyds Banking Group, Brazilian telecommunications company Telefonica Brasil and Netherlands-based diversified financial services provider ING Groep.

REGION ALLOCATION

Region	9/30/2020	9/30/2019
Europe	54.3%	55.8%
Emerging Markets	25.0	18.4
Americas	10.3	10.3
Pacific Basin	1.1	0.6

FUND CHANGES

During the period, we identified the following new investment opportunities for the portfolio: Chinese online travel agency Trip.com, Chinese e-commerce company Alibaba, US-based provider of technology and information solutions to the oil and gas industry Schlumberger, Irish low-cost carrier Ryanair and Canadian integrated energy company Suncor. We funded these purchases in part through exiting our positions in Nestle, TE Connectivity, Hyundai, Reckitt Benckiser and John Wood Group.

Artisan Partners Funds	21

ARTISAN MID CAP FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (6/27/1997 to 9/30/2020)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2020)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Mid Cap Fund – Investor Shares (6/27/1997)	45.66%	22.86%	17.59%	15.57%	14.39%
Artisan Mid Cap Fund – Advisor Shares (4/1/2015)	45.83	23.05	17.77	n/a	14.92
Artisan Mid Cap Fund – Institutional Shares (7/1/2000)	45.98	23.15	17.87	15.86	10.08
Russell Midcap® Index	4.55	7.13	10.13	11.76	9.44	*
Russell Midcap® Growth Index	23.23	16.23	15.53	14.55	9.40	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

22	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended 30 September 2020, US equities were up significantly. Large-cap stocks led, while mid- and small-cap stocks trailed. From a style perspective, growth materially outperformed value during the period. Sector returns were mixed, with technology as a positive outlier and financials and energy as the main detractors. Though many indices closed 2019 near all-time highs, Q1 2020 brought a sharp selloff as COVID-19 swept the globe, prompting many governments to largely shutter their economies. Major global economies and central banks responded with unprecedented support packages, contributing to a sharp rebound that largely restored markets to their pre-pandemic levels by the end of Q3 2020. However, uncertainty remains regarding the length and breadth of the pandemic and its economic aftermath.

SECTOR DIVERSIFICATION

Sector	9/30/2020	9/30/2019
Communication Services	8.2%	5.1%
Consumer Discretionary	10.9	11.5
Consumer Staples	0.8	–
Financials	2.3	3.1
Health Care	27.5	24.6
Industrials	12.2	15.9
Information Technology	32.7	36.5
Materials	0.8	–
Utilities	2.6	–
Other assets less liabilities	2.0	3.3
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: US-based video communications platform Zoom Video, US-based medical device firm DexCom, US-based cloud computing company Veeva, US-based provider of microprocessors for PCs and servers, graphics processors and processors for several game consoles Advanced Micro Devices and US-based information security company Zscaler. Bottom contributors during the period included: US-based entertainment company Hasbro, US-based provider of communication infrastructure, devices, accessories, software and services Motorola, US-based ride-hailing service company Lyft, Brazilian financial technology solutions company Pagseguro and US-based defense, communications and electronics equipment provider L3Harris.

REGION ALLOCATION

Region	9/30/2020	9/30/2019
Americas	86.6%	87.4%
Europe	10.2	7.1
Emerging Markets	1.2	2.2

FUND CHANGES

During the period, we identified the following new investment opportunities for the portfolio: US-based provider of dating products Match, US-based digital education company Chegg, US-based connected fitness franchise Peloton, US-based public utility holding company Ameren and US-based provider of monitoring and analytics for cloud-based applications Datadog. We funded these purchases in part through exiting our positions in Boston Scientific, Motorola, Progressive, Hasbro and Cree.

Artisan Partners Funds	23

ARTISAN MID CAP VALUE FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/28/2001 to 9/30/2020)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2020)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Mid Cap Value Fund – Investor Shares (3/28/2001)	-8.93%	-1.22%	4.83%	7.36%	8.73%
Artisan Mid Cap Value Fund – Advisor Shares (4/1/2015)	-8.76	-1.06	4.98	n/a	2.22
Artisan Mid Cap Value Fund – Institutional Shares (2/1/2012)	-8.76	-1.00	5.05	n/a	6.18
Russell Midcap® Index	4.55	7.13	9.37	11.76	9.34	*
Russell Midcap® Value Index	-7.30	0.82	6.38	9.71	8.76	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

24	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended 30 September 2020, US equities were up significantly. Large-cap stocks led, while mid- and small-cap stocks trailed. From a style perspective, growth materially outperformed value during the period. Sector returns were mixed, with technology as a positive outlier and financials and energy as the main detractors. Though many indices closed 2019 near all-time highs, Q1 2020 brought a sharp selloff as COVID-19 swept the globe, prompting many governments to largely shutter their economies. Major global economies and central banks responded with unprecedented support packages, contributing to a sharp rebound that largely restored markets to their pre-pandemic levels by the end of Q3 2020. However, uncertainty remains regarding the length and breadth of the pandemic and its economic aftermath.

SECTOR DIVERSIFICATION

Sector	9/30/2020	9/30/2019
Communication Services	11.9%	11.9%
Consumer Discretionary	22.2	15.1
Consumer Staples	5.8	2.8
Energy	–	1.7
Financials	21.9	28.6
Health Care	6.6	4.0
Industrials	12.2	12.0
Information Technology	7.1	7.0
Materials	4.5	8.2
Real Estate	6.2	4.3
Other assets less liabilities	1.6	4.4
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: US-based camper and RV manufacturer Thor Industries, US-based media and Internet company IAC, US-based ski resort owner and operator Vail Resorts, US-based global logistics company Expeditors International of Washington and US-based tier-one auto parts supplier Borg Warner. Bottom contributors during the period included: US-based insurance company Arch Capital, US-based tier-one independent supplier of aerostructures Spirit AeroSystems, US-based bank holding company M&T Bank, US-based consumer financial services company Synchrony Financial and US-based operator of inland tank barges Kirby.

FUND CHANGES

During the period, we identified the following new investment opportunities for the portfolio: US-based tier-one auto parts supplier BorgWarner, US-based global logistics company Expeditors International of Washington, US-based outdoor advertising company Lamar Advertising, US-based boutique investment bank Moelis & Co and US-based ski resort owner and operator Vail Resorts. We funded these purchases in part through exiting our positions in Equity Commonwealth, Ryder System, E*TRADE, ViacomCBS and Nutrien.

Artisan Partners Funds	25

ARTISAN SELECT EQUITY FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (2/28/2020 to 9/30/2020)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2020)

Fund / Index	Since Inception†
Artisan Select Equity Fund – Investor Shares (2/28/2020)	1.70%
Artisan Select Equity Fund – Advisor Shares (2/28/2020)	1.80
Artisan Select Equity Fund – Institutional Shares (2/28/2020)	1.80
S&P 500® Index	15.09	*

†	For the period from commencement of operations 2/28/2020 through 9/30/2020; not annualized.

*	As of Investor, Advisor and Institutional Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Fund’s performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

26	Artisan Partners Funds

INVESTING ENVIRONMENT

During the period between the Fund’s inception on 28 February 2020 and 30 September 2020, US equities were up significantly. Large-cap stocks led, while mid- and small-cap stocks trailed. From a style perspective, growth materially outperformed value during the period. Sector returns were mixed, with technology as a positive outlier and financials as the main detractor. Q1 2020 brought a sharp selloff as COVID-19 swept the globe, prompting many governments to largely shutter their economies. Major global economies and central banks responded with unprecedented support packages, contributing to a sharp rebound that largely restored markets to their pre-pandemic levels by the end of Q3 2020. However, uncertainty remains regarding the length and breadth of the pandemic and its economic aftermath.

SECTOR DIVERSIFICATION

Sector	9/30/2020
Communication Services	10.5%
Consumer Discretionary	17.1
Financials	25.7
Health Care	11.0
Industrials	9.5
Information Technology	14.4
Materials	4.0
Other assets less liabilities	7.8
100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: US-based package and freight delivery company FedEx, US-based social networking website operator Facebook, US-based retail electronic payments network provider Visa, US-based software supplier Oracle an US-based insurance holding company Progressive. Bottom contributors during the period included: US-based airline Southwest, US-based financial services holding company Citigroup, US-based cruise ship operator Carnival, US-based insurance company Arch Capital and US-based financial services company Wells Fargo.

REGION ALLOCATION

Region	9/30/2020
Americas	77.4%
Europe	9.9
Emerging Markets	4.9

FUND CHANGES

During the period, we identified the following new investment opportunities for the portfolio: US-based diversified holding company Berkshire Hathaway and US-based retail electronic payments network provider Visa. We funded these purchases in part through exiting our positions in Oracle, Wells Fargo, Arch Capital and Carnival.

Artisan Partners Funds	27

ARTISAN SMALL CAP FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/28/1995 to 9/30/2020)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2020)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Small Cap Fund – Investor Shares (3/28/1995)	39.51%	24.23%	20.21%	17.41%	10.59%
Artisan Small Cap Fund – Advisor Shares (2/1/2017)	39.66	24.39	n/a	n/a	24.26
Artisan Small Cap Fund – Institutional Shares (5/7/2012)	39.82	24.49	20.46	n/a	16.90
Russell 2000® Index	0.39	1.77	8.00	9.85	8.59	*
Russell 2000® Growth Index	15.71	8.18	11.42	12.34	7.88	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

28	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended 30 September 2020, US equities were up significantly. Large-cap stocks led, while mid- and small-cap stocks trailed. From a style perspective, growth materially outperformed value during the period. Sector returns were mixed, with technology as a positive outlier and financials and energy as the main detractors. Though many indices closed 2019 near all-time highs, Q1 2020 brought a sharp selloff as COVID-19 swept the globe, prompting many governments to largely shutter their economies. Major global economies and central banks responded with unprecedented support packages, contributing to a sharp rebound that largely restored markets to their pre-pandemic levels by the end of Q3 2020. However, uncertainty remains regarding the length and breadth of the pandemic and its economic aftermath.

SECTOR DIVERSIFICATION

Sector	9/30/2020	9/30/2019
Communication Services	4.8%	5.6%
Consumer Discretionary	12.7	9.8
Consumer Staples	1.4	–
Financials	1.1	3.4
Health Care	30.1	22.5
Industrials	11.4	16.1
Information Technology	36.9	37.5
Materials	–	1.2
Other assets less liabilities	1.6	3.9
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: US-based digital education company Chegg, US-based medical device firm DexCom, US-based information security company Zscaler, US-based provider of unified, cloud-based spend-management software Coupa and Dutch biotechnology company Argenx. Bottom contributors during the period included: US-based bank holding company Webster Financial, US-based chemical company Ingevity, US-based medical technology company Glaukos, US-based diversified technology provider Cubic and US-based pharmaceutical company Tricida.

FUND CHANGES

During the period, we identified the following new investment opportunities for the portfolio: US-based developer of programmable logic products Lattice Semiconductor, US-based technology developer for monitoring suspected heartbeat arrhythmias iRhythm, US-based operator of convenience stores and gasoline stations Casey’s General Stores, US-based medical technology company Vapotherm and US-based franchisor and operator of restaurants Wingstop. We funded these purchases in part through exiting our positions in DexCom, ACI Worldwide, Coupa, Canada Goose and Webster Financial.

Artisan Partners Funds	29

ARTISAN SUSTAINABLE EMERGING MARKETS FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $1,000,000 INVESTMENT (6/26/2006 to 9/30/2020)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2020)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Sustainable Emerging Markets Fund – Investor Shares (6/2/2008)	9.58%	2.80%	11.56%	1.57%	0.36%
Artisan Sustainable Emerging Markets Fund – Institutional Shares (6/26/2006)	9.73	2.94	11.63	1.73	4.76
MSCI Emerging Markets Index	10.54	2.42	8.97	2.50	5.58	*

*	As of Institutional Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Fund’s performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

30	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended 30 September 2020, emerging markets were up, not quite as sharply as their US counterparts, but more than European equities. Though many indices closed 2019 near all-time highs, Q1 2020 brought a sharp selloff as COVID-19 swept the globe, prompting many governments to largely shutter their economies. Major global economies and central banks responded with unprecedented support packages, contributing to a sharp rebound that largely restored markets to their pre-pandemic levels by the end of Q3 2020. However, uncertainty remains regarding the length and breadth of the pandemic and its economic aftermath. Despite being widely considered the global origin of COVID-19, China led the MSCI Emerging Markets Index for the period, delivering a double-digit positive return.

SECTOR DIVERSIFICATION

Sector	9/30/2020	9/30/2019
Communication Services	6.4%	4.1%
Consumer Discretionary	26.0	21.3
Consumer Staples	2.6	2.3
Energy	6.0	7.9
Financials	14.2	19.5
Health Care	7.4	7.2
Industrials	8.7	9.5
Information Technology	21.3	16.8
Materials	6.0	6.9
Real Estate	–	1.8
Utilities	0.4	1.1
Other assets less liabilities	1.0	1.6
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: Chinese e-commerce company Alibaba, Taiwanese integrated circuits manufacturer Taiwan Semiconductor Manufacturing Co, US-based online trading site for Latin American markets MercadoLibre, Indian petrochemical and refining company Reliance Industries and Taiwanese semiconductor manufacturer MediaTek. Bottom contributors during the period included: Brazilian bank Itau Unibanco, Indian retail and corporate bank ICICI, Indian mall developer Phoenix Mills, US-based airline company Copa Holdings and Greek bank Alpha Bank.

REGION ALLOCATION

Region	9/30/2020	9/30/2019
Emerging Asia	68.5%	58.4%
Europe, Middle East and Africa	13.0	18.9
Latin America	13.2	17.3
Developed Markets	4.3	3.9

FUND CHANGES

During the period, we identified the following new investment opportunities for the portfolio: Chinese manufacturer of industrial automation products Estun Automation, Argentinian software solutions company Globant, Malaysian bank Public Bank, Chinese manufacturer and distributor of optical lasers Wuhan Raycus Fiber Laser and Mexican beverage company FEMSA. We funded these purchases in part through exiting our positions in Naspers, China Petroleum & Chemical, Phoenix Mills, Linx and Global Ports.

Artisan Partners Funds	31

ARTISAN VALUE FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/27/2006 to 9/30/2020)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2020)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Value Fund – Investor Shares (3/27/2006)	0.35%	2.51%	9.48%	9.05%	6.20%
Artisan Value Fund – Advisor Shares (4/1/2015)	0.54	2.69	9.65	n/a	5.86
Artisan Value Fund – Institutional Shares (7/26/2011)	0.64	2.77	9.73	n/a	8.00
Russell 1000® Index	16.01	12.38	14.09	13.76	9.10	*
Russell 1000® Value Index	-5.03	2.63	7.66	9.95	6.02	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

32	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended 30 September 2020, US equities were up significantly. Large-cap stocks led, while mid- and small-cap stocks trailed. From a style perspective, growth materially outperformed value during the period. Sector returns were mixed, with technology as a positive outlier and financials and energy as the main detractors. Though many indices closed 2019 near all-time highs, Q1 2020 brought a sharp selloff as COVID-19 swept the globe, prompting many governments to largely shutter their economies. Major global economies and central banks responded with unprecedented support packages, contributing to a sharp rebound that largely restored markets to their pre-pandemic levels by the end of Q3 2020. However, uncertainty remains regarding the length and breadth of the pandemic and its economic aftermath.

SECTOR DIVERSIFICATION

Sector	9/30/2020	9/30/2019
Communication Services	14.5%	14.9%
Consumer Discretionary	14.5	9.5
Consumer Staples	7.8	3.8
Energy	1.5	2.0
Financials	18.4	23.8
Health Care	10.1	8.5
Industrials	14.1	10.9
Information Technology	11.9	16.0
Materials	2.6	7.7
Other assets less liabilities	4.6	2.9
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: US-based package and freight delivery company FedEx, US-based technology designer and manufacturer Apple, US-based social networking website operator Facebook, Swedish tobacco company Swedish Match and US-based Internet search engine operator Alphabet. Bottom contributors during the period included: US-based developer and manufacturer of defense and security solutions Raytheon, US-based consumer financial services company Synchrony Financial, US-based financial services holding company Citigroup, US-based property and casualty insurance provider Chubb and Canadian provider of crop inputs and services Nutrien.

REGION ALLOCATION

Region	9/30/2020	9/30/2019
Americas	75.1%	83.2%
Europe	17.3	11.1
Emerging Markets	3.0	2.8

FUND CHANGES

During the period, we identified the following new investment opportunities for the portfolio: German designer, manufacturer and distributor of dialysis equipment and supplier and provider of essential kidney dialysis services Fresenius Medical Care, US-based tobacco product company Philip Morris International, US-based insurance company Arch Capital, UK-based contract-catering business Compass Group and US-based worldwide operator and franchisor of hotels Marriot. We funded these purchases in part through exiting our positions in Chubb, Nutrien, ViacomCBS, Truist Financial and Wells Fargo.

Artisan Partners Funds	33

Artisan Developing World Fund

Schedule of Investments – September 30, 2020

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.5%

ARGENTINA - 5.1%
MercadoLibre, Inc.*	316	$341,728

BRAZIL - 2.3%
StoneCo Ltd., Class A*	2,852	150,853

CHINA - 37.1%
Aier Eye Hospital Group Co. Ltd., Class A(1)	21,240	160,459
Alibaba Group Holding Ltd., ADR*	1,567	460,683
Foshan Haitian Flavouring & Food Co. Ltd., Class A(1)	2,551	61,002
Hundsun Technologies, Inc., Class A(1)	8,837	128,612
Jiangsu Hengrui Medicine Co. Ltd., Class A(1)	8,401	111,213
Kweichow Moutai Co. Ltd., Class A(1)	945	232,229
Meituan Dianping, Class B*(1)	9,448	297,123
Ping An Healthcare and Technology Co. Ltd.*(1)	4,343	56,085
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A(1)	1,446	73,935
TAL Education Group, ADR*	3,998	303,985
Tencent Holdings Ltd.(1)	4,304	286,591
Wuxi Biologics Cayman, Inc.*(1)	6,468	158,728
Yifeng Pharmacy Chain Co. Ltd., Class A(1)	4,292	62,608
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A(1)	1,870	67,256

		2,460,509
FRANCE - 4.1%
Hermes International(1)	83	71,379
LVMH Moet Hennessy Louis Vuitton SE(1)	433	202,337

		273,716
HONG KONG - 1.0%
AIA Group Ltd.(1)	6,978	68,740

INDIA - 4.4%
HDFC Bank Ltd., ADR*	5,835	291,508

NETHERLANDS - 7.4%
Adyen NV*(1)	157	288,728
ASML Holding NV, NYRS	540	199,526

		488,254
RUSSIA - 2.3%
Yandex NV, Class A*	2,344	152,940

TAIWAN - 5.2%
Sea Ltd., ADR*	2,222	342,306

UNITED STATES - 28.6%
Estee Lauder Cos., Inc. (The), Class A	924	$201,748
Netflix, Inc.*	410	205,123
NIKE, Inc., Class B	545	68,384
NVIDIA Corp.	571	309,040
Uber Technologies, Inc.*	8,294	302,574
Unity Software, Inc.*	642	56,019
Veeva Systems, Inc., Class A*	1,034	290,849
Visa, Inc., Class A	2,302	460,279

		1,894,016

Total common stocks (Cost $3,750,469)		6,464,570

SHORT-TERM INVESTMENTS - 2.8%

INVESTMENT COMPANIES - 2.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.04%	63,282	63,282
Federated Treasury Obligations Fund - Institutional Class, 0.01%	61,420	61,420
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.02%	61,420	61,420

Total short-term investments (Cost $186,122)		186,122

Total investments - 100.3% (Cost $3,936,591)		6,650,692

Other assets less liabilities - (0.3)%		(18,349)

Total net assets - 100.0%(2)		$6,632,343

*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $2,327,025, or 35.1% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

34	Artisan Partners Funds

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$986,960	14.8%
Consumer Discretionary	1,745,619	26.2
Consumer Staples	557,587	8.4
Financials	360,248	5.4
Health Care	918,525	13.8
Industrials	302,574	4.6
Information Technology	1,593,057	24.0
Short-Term Investments	186,122	2.8

Total investments	$6,650,692	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Chinese yuan renminbi offshore	$897,314	13.5%
Euro	562,444	8.5
Hong Kong dollar	867,267	13.0
U.S. dollar	4,323,667	65.0

Total investments	$6,650,692	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Alibaba Group Holding Ltd.	China	6.9%
Visa, Inc.	United States	6.9
Sea Ltd.	Taiwan	5.2
MercadoLibre, Inc.	Argentina	5.1
NVIDIA Corp.	United States	4.7
TAL Education Group	China	4.6
Uber Technologies, Inc.	United States	4.6
Meituan Dianping	China	4.5
HDFC Bank Ltd.	India	4.4
Veeva Systems, Inc.	United States	4.4

Total		51.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	35

Artisan Focus Fund

Schedule of Investments – September 30, 2020

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 83.3%

CAPITAL MARKETS - 5.4%
BlackRock, Inc.	80	$45,104
Moody’s Corp.	43	12,521
S&P Global, Inc.	55	19,814

		77,439
COMMERCIAL SERVICES & SUPPLIES - 3.0%
Copart, Inc.*	413	43,381

COMMUNICATIONS EQUIPMENT - 3.0%
Telefonaktiebolaget LM Ericsson, Class B(1)(2)	3,994	43,665

ELECTRICAL EQUIPMENT - 2.9%
AMETEK, Inc.	412	40,971

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.5%
Amphenol Corp., Class A	461	49,920

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.6%
SBA Communications Corp.	72	22,898

INSURANCE - 4.8%
Aon plc, Class A(4)	332	68,540

INTERNET & DIRECT MARKETING RETAIL - 4.3%
Amazon.com, Inc.*	19	61,177

IT SERVICES - 10.7%
Fidelity National Information Services, Inc.	726	106,850
VeriSign, Inc.*	92	18,847
Visa, Inc., Class A	140	28,017

		153,714
LIFE SCIENCES TOOLS & SERVICES - 4.2%
Agilent Technologies, Inc.	355	35,841
Thermo Fisher Scientific, Inc.	54	23,852

		59,693
MEDIA - 2.4%
Charter Communications, Inc., Class A*	55	34,425

PROFESSIONAL SERVICES - 5.2%
IHS Markit Ltd.	957	75,105

ROAD & RAIL - 2.0%
Union Pacific Corp.	150	29,476

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.0%
Advanced Micro Devices, Inc.*	354	29,057
Analog Devices, Inc.	507	59,197
NVIDIA Corp.	74	39,953
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(1)	365	29,582

		157,789
SOFTWARE - 6.1%
Cloudflare, Inc., Class A*	182	7,485
Microsoft Corp.(4)	382	80,314

		87,799
SPECIALTY RETAIL - 1.3%
TJX Cos., Inc. (The)	329	18,336

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 6.4%
Apple, Inc.	796	92,138

WIRELESS TELECOMMUNICATION SERVICES - 5.5%
T-Mobile US, Inc.*	695	79,435

Total common stocks (Cost $918,921)		1,195,901

	No. of Contracts‡
OPTIONS PURCHASED - 10.9%

CALL OPTIONS - 10.8%

AIR FREIGHT & LOGISTICS - 3.2%
FedEx Corp. 4/16/2021 at USD 115.00; Notional Amount: USD 51,889	2,063	28,325
United Parcel Service, Inc. 6/18/2021 at USD 100.00; Notional Amount: USD 44,790	2,688	18,057

		46,382
COMMERCIAL SERVICES & SUPPLIES - 1.1%
Copart, Inc. 2/19/2021 at USD 50.00; Notional Amount: USD 29,676	2,822	15,789

ENTERTAINMENT - 0.8%
Walt Disney Co. (The) 6/18/2021 at USD 60.00; Notional Amount: USD 22,024	1,775	11,520

36	Artisan Partners Funds

	No. of Contracts‡	Value
INSURANCE - 0.1%
Aon plc 1/15/2021 at USD 210.00; Notional Amount: USD 29,604	1,435	$1,686

IT SERVICES - 0.4%
Fidelity National Information Services, Inc. 1/15/2021 at USD 150.00; Notional Amount: USD 28,897	1,963	1,698
Global Payments, Inc. 12/18/2020 at USD 180.00; Notional Amount: USD 56,151	3,162	3,605

		5,303
ROAD & RAIL - 2.2%
Norfolk Southern Corp. 6/18/2021 at USD 120.00; Notional Amount: USD 51,400	2,402	22,975
Union Pacific Corp. 11/20/2020 at USD 175.00; Notional Amount: USD 63,451	3,223	8,259

		31,234
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
Advanced Micro Devices, Inc. 1/15/2021 at USD 80.00; Notional Amount: USD 41,544	5,067	5,662
Analog Devices, Inc. 3/19/2021 at USD 65.00; Notional Amount: USD 32,652	2,797	14,545
Micron Technology, Inc. 10/2/2020 at USD 52.00; Notional Amount: USD 29,420	6,265	16
6/18/2021 at USD 25.00; Notional Amount: USD 28,632	6,097	13,794
Taiwan Semiconductor Manufacturing Co. Ltd. 1/15/2021 at USD 80.00; Notional Amount: USD 74,057	9,135	6,577

		40,594
SPECIALTY RETAIL - 0.2%
TJX Cos., Inc. (The) 11/20/2020 at USD 55.00; Notional Amount: USD 36,351	6,532	2,580

Total call options		155,088

PUT OPTIONS - 0.1%

CAPITAL MARKETS - 0.0%(3)
Moody’s Corp. 10/16/2020 at USD 280.00; Notional Amount: USD 12,493	431	148
S&P Global, Inc. 10/16/2020 at USD 345.00; Notional Amount: USD 19,797	549	230

		378
LIFE SCIENCES TOOLS & SERVICES - 0.0%(3)
Thermo Fisher Scientific, Inc. 10/16/2020 at USD 420.00; Notional Amount: USD 23,842	540	197

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
NVIDIA Corp. 10/30/2020 at USD 500.00; Notional Amount: USD 39,942	738	998

Total put options		1,573

Total Options Purchased (Cost $151,586)		156,661

	Shares Held
SHORT-TERM INVESTMENTS - 5.6%

INVESTMENT COMPANIES - 5.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.04%	27,223	27,223
Federated Treasury Obligations Fund - Institutional Class, 0.01%	26,422	26,422
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.02%	26,422	26,422

Total short-term investments (Cost $80,067)		80,067

Total investments - 99.8% (Cost $1,150,574)		1,432,629

WRITTEN OPTION CONTRACTS - (0.9)%
(Premiums received $(8,521))		(12,992)

Other assets less liabilities - 1.1%		16,428

Total net assets - 100.0%(5)		$1,436,065

*	Non-income producing security.
‡	One contract is equal to 100 shares.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	U.S. dollar
Telefonaktiebolaget LM Ericsson	Sweden	Swedish krona

(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $43,665, or 3.0% of total net assets. See

Artisan Partners Funds	37

notes 2(a) and 4 in Notes to Financial Statements for additional information.
(3)	Amount rounds to less than 0.1%.
(4)	At September 30, 2020, all or a portion of this security was pledged to cover collateral requirements for written options.
(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations
ADR	American Depositary Receipt
USD	U.S. dollar

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$125,380	8.8%
Consumer Discretionary	82,093	5.7
Financials	148,042	10.3
Health Care	59,891	4.2
Industrials	282,337	19.7
Information Technology	631,921	44.1
Real Estate	22,898	1.6
Short-Term Investments	80,067	5.6

Total investments	$1,432,629	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Swedish krona	$43,665	3.0%
U.S. dollar	1,388,964	97.0

Total investments	$1,432,629	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	41,621	SEK	363,725	JPM	11/5/2020	$994

	Total unrealized appreciation					994

	Net unrealized appreciation					$994

SEK	Swedish krona
USD	U.S. dollar
JPM	JPMorgan Chase Bank, N.A.

WRITTEN OPTION CONTRACTS
Call Options Dollar value in thousands
Number of Contracts‡	Description	Exercise Price	Notional Amount	Expiration Date	Premiums (Received) by Fund	Market Value	Unrealized Appreciation (Depreciation)
194	Amazon.com, Inc.	$3,175.00	$(61,085)	10/23/20	$(1,670)	$(2,348)	$(678)
7,950	Apple, Inc.	115.00	(92,069)	10/30/20	(3,010)	(4,969)	(1,959)
6,265	Micron Technology, Inc.	57.00	(29,420)	10/02/20	(138)	(9)	129
431	Moody’s Corp.	290.00	(12,493)	11/20/20	(641)	(662)	(21)
738	NVIDIA Corp.	525.00	(39,942)	10/30/20	(1,461)	(2,876)	(1,415)
540	S&P Global, Inc.	350.00	(19,472)	11/20/20	(1,018)	(1,250)	(232)
540	Thermo Fisher Scientific, Inc.	430.00	(23,842)	10/16/20	(583)	(878)	(295)

	Total written option contracts				$(8,521)	$(12,992)	$(4,471)

‡	One contract is equal to 100 shares.

38	Artisan Partners Funds

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Fidelity National Information Services, Inc.	United States	7.6%
Apple, Inc.	United States	6.4
Microsoft Corp.	United States	5.6
T-Mobile US, Inc.	United States	5.5
IHS Markit Ltd.	United States	5.2
Analog Devices, Inc.	United States	5.1
Aon plc	United States	4.9
Amazon.com, Inc.	United States	4.3
Copart, Inc.	United States	4.1
Amphenol Corp.	United States	3.5

Total		52.2%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	39

Artisan Global Discovery Fund

Schedule of Investments – September 30, 2020

Shares and dollar values in thousands

	Shares Held		Value
COMMON STOCKS - 97.7%

BRAZIL - 2.4%
Notre Dame Intermedica Participacoes SA	259		$3,009
Pagseguro Digital Ltd., Class A*	51		1,923

			4,932
CHINA - 2.5%
Li Ning Co. Ltd.(1)	897		4,207
Sichuan Teway Food Group Co. Ltd., Class A(1)	110		1,064

			5,271
DENMARK - 8.1%
Ascendis Pharma A/S, ADR*	37		5,724
Genmab A/S*(1)	14		5,033
Vestas Wind Systems A/S(1)	39		6,281

			17,038
GERMANY - 7.4%
CTS Eventim AG & Co. KGaA*(1)	29		1,387
E.ON SE(1)	244		2,692
Evotec SE*(1)	48		1,258
Gerresheimer AG(1)	20		2,238
Puma SE*(1)	44		3,996
RWE AG(1)	52		1,947
Varta AG*(1)	15		2,082

			15,600
HONG KONG - 3.1%
Techtronic Industries Co. Ltd.(1)	501		6,587

JAPAN - 2.8%
Hoya Corp.(1)	29		3,247
Obic Co. Ltd.(1)	15		2,639

			5,886
LUXEMBOURG - 1.7%
Eurofins Scientific SE*(1)	4		3,539

NETHERLANDS - 3.7%
Adyen NV*(1)	1		2,055
Koninklijke DSM NV(1)	34		5,657

			7,712
SWITZERLAND - 3.5%
Aluflexpack AG*(1)	48		1,281
Belimo Holding AG(1)	-	(2)	1,027
Lonza Group AG(1)	5		3,376
Zur Rose Group AG*(1)	7		1,713

			7,397
UNITED KINGDOM - 5.8%
Burberry Group plc(1)	100		1,995
Clarivate plc*	166		5,149
London Stock Exchange Group plc(1)	45		5,144

			12,288
UNITED STATES - 56.7%
Advanced Micro Devices, Inc.*	62		5,053
Ameren Corp.	41		3,217
Arista Networks, Inc.*	13		2,730
Atlassian Corp. plc, Class A*	26		4,700
Blackline, Inc.*	39		3,523
Boston Scientific Corp.*	137		5,245
Burlington Stores, Inc.*	15		3,161
Centene Corp.*	48		2,791
Ceridian HCM Holding, Inc.*	32		2,606
Cintas Corp.	6		1,931
Cognex Corp.	40		2,617
Cree, Inc.*	18		1,131
DexCom, Inc.*	5		2,139
First Republic Bank	25		2,721
Fortive Corp.	56		4,297
Global Payments, Inc.	47		8,312
Guidewire Software, Inc.*	29		3,069
Halozyme Therapeutics, Inc.*	130		3,406
IHS Markit Ltd.	60		4,701
Ingersoll Rand, Inc.*	90		3,222
IPG Photonics Corp.*	10		1,712
Lattice Semiconductor Corp.*	124		3,587
Morningstar, Inc.	9		1,464
New York Times Co. (The), Class A	76		3,261
Novanta, Inc.*	23		2,470
Ollie’s Bargain Outlet Holdings, Inc.*	43		3,796
Skyworks Solutions, Inc.	26		3,781
Take-Two Interactive Software, Inc.*	16		2,668
Teledyne Technologies, Inc.*	20		6,071
Tradeweb Markets, Inc., Class A	37		2,170
Veeva Systems, Inc., Class A*	24		6,812
Zoom Video Communications, Inc., Class A*	9		4,006
Zscaler, Inc.*	13		1,835
Zynga, Inc., Class A*	558		5,088

			119,293

Total common stocks (Cost $141,435)			205,543

40	Artisan Partners Funds

	Shares Held	Value
SHORT-TERM INVESTMENTS - 2.3%

INVESTMENT COMPANIES - 2.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.04%	1,644	$1,644
Federated Treasury Obligations Fund - Institutional Class, 0.01%	1,596	1,596
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.02%	1,596	1,596

Total short-term investments (Cost $4,836)		4,836

Total investments - 100.0% (Cost $146,271)		210,379

Other assets less liabilities - 0.0%(3)		66

Total net assets - 100.0%(4)		$210,445

*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $70,445, or 33.5% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Amount less than one.
(3)	Amount rounds to less than 0.1%.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation
ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$12,404	5.9%
Consumer Discretionary	17,155	8.2
Consumer Staples	2,777	1.3
Financials	11,499	5.5
Health Care	47,817	22.7
Industrials	41,348	19.7
Information Technology	57,749	27.4
Materials	6,938	3.3
Utilities	7,856	3.7
Short-Term Investments	4,836	2.3

Total investments	$210,379	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$3,009	1.4%
British pound	7,139	3.4
Chinese yuan renminbi offshore	1,064	0.5
Danish krone	11,314	5.4
Euro	26,851	12.8
Hong Kong dollar	10,794	5.1
Japanese yen	5,886	2.8
Swiss franc	7,397	3.5
U.S. dollar	136,925	65.1

Total investments	$210,379	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Global Payments, Inc.	United States	3.9%
Veeva Systems, Inc.	United States	3.2
Techtronic Industries Co. Ltd.	Hong Kong	3.1
Vestas Wind Systems A/S	Denmark	3.0
Teledyne Technologies, Inc.	United States	2.9
Ascendis Pharma A/S	Denmark	2.7
Koninklijke DSM NV	Netherlands	2.7
Boston Scientific Corp.	United States	2.5
Clarivate plc	United Kingdom	2.4
London Stock Exchange Group plc	United Kingdom	2.4

Total		28.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	41

Artisan Global Equity Fund

Schedule of Investments – September 30, 2020

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.0%

BELGIUM - 1.4%
UCB SA(1)	32	$3,678

CANADA - 2.7%
Canadian Pacific Railway Ltd.	9	2,738
Kinaxis, Inc.*	6	942
TMX Group Ltd.	31	3,213

		6,893
CHINA - 7.5%
Alibaba Group Holding Ltd., ADR*	19	5,719
China International Capital Corp. Ltd., Class H*(1)	1,163	2,701
Chindata Group Holdings Ltd., ADR*	5	85
Midea Group Co. Ltd., Class A(1)	186	1,991
Peijia Medical Ltd.*(1)	445	1,559
Ping An Healthcare and Technology Co. Ltd.*(1)	55	710
Tencent Holdings Ltd.(1)	58	3,836
Wuliangye Yibin Co. Ltd., Class A(1)	86	2,783

		19,384
DENMARK - 3.0%
Ascendis Pharma A/S, ADR*	22	3,402
Genmab A/S*(1)	12	4,380

		7,782
FRANCE - 1.6%
Adevinta ASA*(1)	14	238
Air Liquide SA(1)	24	3,768

		4,006
GERMANY - 8.4%
Deutsche Boerse AG(1)	43	7,506
Deutsche Telekom AG(1)	285	4,776
E.ON SE(1)	188	2,078
MorphoSys AG*(1)	19	2,388
Scout24 AG(1)	26	2,250
Siemens AG(1)	16	1,978
Siemens Energy AG*(1)	18	490

		21,466
HONG KONG - 1.1%
AIA Group Ltd.(1)	297	2,930

INDIA - 1.1%
Reliance Industries Ltd.(1)	89	2,713

IRELAND - 0.1%
Amarin Corp. plc, ADR*	48	202
JAPAN - 5.5%
Astellas Pharma, Inc.(1)	104	$1,545
Hoya Corp.(1)	4	406
Jeol Ltd.(1)	148	5,143
OBIC Business Consultants Co. Ltd.(1)	46	2,694
Obic Co. Ltd.(1)	15	2,587
TeamSpirit, Inc.*(1)	72	1,774

		14,149
NETHERLANDS - 1.8%
Argenx SE, ADR*	7	1,792
CM.com NV*(1)	80	1,450
uniQure NV*	37	1,356

		4,598
PORTUGAL - 0.8%
EDP - Energias de Portugal SA(1)	425	2,088

SWEDEN - 1.9%
Nibe Industrier AB, Class B*(1)	106	2,732
Telefonaktiebolaget LM Ericsson, Class B(1)	201	2,200

		4,932
SWITZERLAND - 6.3%
Idorsia Ltd.*(1)	67	1,802
Lonza Group AG(1)	4	2,406
Medacta Group SA*(1)	41	3,802
Nestle SA(1)	24	2,879
Roche Holding AG(1)	12	3,969
Temenos AG(1)	10	1,375

		16,233
UNITED KINGDOM - 6.0%
AVEVA Group plc(1)	70	4,327
Clarivate plc*	114	3,545
Linde plc(1)	32	7,499

		15,371
UNITED STATES - 48.8%
ACADIA Pharmaceuticals, Inc.*	102	4,189
Acceleron Pharma, Inc.*	37	4,202
Alphabet, Inc., Class A*	3	3,711
Alphabet, Inc., Class C*	1	1,639
Amazon.com, Inc.*	3	8,225
Blueprint Medicines Corp.*	36	3,378
Bristol-Myers Squibb Co.	57	3,409
Carrier Global Corp.	80	2,458
Cigna Corp.	17	2,860
Eidos Therapeutics, Inc.*	44	2,217
Fidelity National Information Services, Inc.	53	7,766
Halozyme Therapeutics, Inc.*	256	6,734

42	Artisan Partners Funds

	Shares Held	Value
UNITED STATES (CONTINUED)
Horizon Therapeutics plc*	15	$1,196
IHS Markit Ltd.	41	3,219
Illumina, Inc.*	16	4,974
Intercontinental Exchange, Inc.	38	3,775
Johnson Controls International plc	93	3,780
L3Harris Technologies, Inc.	19	3,191
Lamb Weston Holdings, Inc.	34	2,245
Mastercard, Inc., Class A	11	3,829
Microsoft Corp.	37	7,789
Natera, Inc.*	56	4,019
Otis Worldwide Corp.	72	4,484
Splunk, Inc.*	10	1,938
SVMK, Inc.*	145	3,213
Synopsys, Inc.*	16	3,473
Thermo Fisher Scientific, Inc.	4	1,620
TJX Cos., Inc. (The)	42	2,333
T-Mobile US, Inc.*	41	4,702
Vertex Pharmaceuticals, Inc.*	5	1,254
Vertiv Holdings Co., Class A*	505	8,750
ViewRay, Inc.*	608	2,127
Workiva, Inc.*	48	2,684

		125,383

Total common stocks (Cost $186,191)		251,808

SHORT-TERM INVESTMENTS - 1.6%

INVESTMENT COMPANIES - 1.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.04%	1,367	1,367
Federated Treasury Obligations Fund - Institutional Class, 0.01%	1,326	1,326
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.02%	1,327	1,327

Total short-term investments (Cost $4,020)		4,020

Total investments - 99.6% (Cost $190,211)		255,828

Other assets less liabilities - 0.4%		1,069

Total net assets - 100.0%(2)		$256,897

*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $103,431, or 40.3% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation

ADR American Depositary Receipt

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$21,237	8.3%
Consumer Discretionary	18,268	7.1
Consumer Staples	7,907	3.1
Energy	2,713	1.1
Financials	20,125	7.9
Health Care	80,719	31.5
Industrials	36,875	14.4
Information Technology	48,041	18.8
Materials	11,267	4.4
Utilities	4,656	1.8
Short-Term Investments	4,020	1.6

Total investments	$255,828	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$4,327	1.7%
Canadian dollar	6,893	2.7
Chinese yuan renminbi offshore	4,774	1.9
Danish krone	4,380	1.7
Euro	39,949	15.6
Hong Kong dollar	11,736	4.6
Indian rupee	2,713	1.1
Japanese yen	14,149	5.5
Norwegian krone	238	0.1
Swedish krona	4,932	1.9
Swiss franc	16,233	6.3
U.S. dollar	145,504	56.9

Total investments	$255,828	100.0%

Artisan Partners Funds	43

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Vertiv Holdings Co.	United States	3.4%
Amazon.com, Inc.	United States	3.2
Microsoft Corp.	United States	3.0
Fidelity National Information Services, Inc.	United States	3.0
Deutsche Boerse AG	Germany	2.9
Linde plc	United Kingdom	2.9
Halozyme Therapeutics, Inc.	United States	2.6
Alibaba Group Holding Ltd.	China	2.2
Alphabet, Inc.	United States	2.1
Jeol Ltd.	Japan	2.0

Total		27.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

44	Artisan Partners Funds

Artisan Global Opportunities Fund

Schedule of Investments – September 30, 2020

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.0%

BRAZIL - 2.5%
Notre Dame Intermedica Participacoes SA	3,906	$45,323
Pagseguro Digital Ltd., Class A*	2,001	75,463

		120,786
CHINA - 1.4%
Tencent Holdings Ltd.(1)	1,036	68,992

DENMARK - 7.1%
Genmab A/S*(1)	406	147,261
Orsted A/S(1)	436	60,153
Vestas Wind Systems A/S(1)	829	134,178

		341,592
GERMANY - 1.3%
adidas AG*(1)	192	62,177

HONG KONG - 6.0%
AIA Group Ltd.(1)	4,540	44,728
Techtronic Industries Co. Ltd.(1)	18,431	242,365

		287,093
JAPAN - 3.0%
Hoya Corp.(1)	568	64,058
Keyence Corp.(1)	169	78,948

		143,006
NETHERLANDS - 4.9%
Adyen NV*(1)	28	51,639
Koninklijke DSM NV(1)	677	111,572
Koninklijke Philips NV*(1)	1,465	69,009

		232,220
SPAIN - 2.4%
Iberdrola SA(1)	9,164	112,795

SWEDEN - 3.8%
Hexagon AB, Class B*(1)	970	73,295
Telefonaktiebolaget LM Ericsson, Class B(1)	9,931	108,586

		181,881
SWITZERLAND - 3.7%
Lonza Group AG(1)	283	174,624

UNITED KINGDOM - 8.6%
AstraZeneca plc(1)	1,748	190,254
Burberry Group plc(1)	2,304	46,138
London Stock Exchange Group plc(1)	1,040	118,965
Reckitt Benckiser Group plc(1)	553	53,912

		409,269
UNITED STATES - 52.3%
Activision Blizzard, Inc.	1,506	121,943
Advanced Micro Devices, Inc.*	1,768	144,947
Agilent Technologies, Inc.	588	59,351
Alphabet, Inc., Class A*	62	90,372
Aptiv plc	776	71,168
Arista Networks, Inc.*	359	74,315
Atlassian Corp. plc, Class A*	468	85,066
Bank of America Corp.	2,731	65,780
Boston Scientific Corp.*	2,930	111,953
Ceridian HCM Holding, Inc.*	729	60,286
Danaher Corp.	640	137,835
Fidelity National Information Services, Inc.	1,318	193,998
Fortive Corp.	1,296	98,771
IHS Markit Ltd.	1,928	151,399
L3Harris Technologies, Inc.	467	79,314
Lowe’s Cos., Inc.	1,392	230,888
Microsoft Corp.	705	148,373
Netflix, Inc.*	111	55,660
NextEra Energy, Inc.	450	124,868
Starbucks Corp.	582	49,974
TJX Cos., Inc. (The)	1,543	85,848
Veeva Systems, Inc., Class A*	471	132,562
Zoom Video Communications, Inc., Class A*	271	127,610

		2,502,281

Total common stocks (Cost $2,993,891)		4,636,716

SHORT-TERM INVESTMENTS - 3.0%

INVESTMENT COMPANIES - 3.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.04%	48,768	48,768
Federated Treasury Obligations Fund - Institutional Class, 0.01%	47,334	47,334
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.02%	47,333	47,333

Total short-term investments (Cost $143,435)		143,435

Total investments - 100.0% (Cost $3,137,326)		4,780,151

Other assets less liabilities - 0.0%(2)		2,442

Total net assets - 100.0%(3)		$4,782,593

Artisan Partners Funds	45

*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $2,013,649, or 42.1% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Amount rounds to less than 0.1%.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$336,967	7.1%
Consumer Discretionary	546,193	11.4
Consumer Staples	53,912	1.1
Financials	229,473	4.8
Health Care	1,132,230	23.7
Industrials	706,027	14.8
Information Technology	1,222,526	25.6
Materials	111,572	2.3
Utilities	297,816	6.2
Short-Term Investments	143,435	3.0

Total investments	$4,780,151	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$45,323	0.9%
British pound	409,269	8.6
Danish krone	341,592	7.2
Euro	407,192	8.5
Hong Kong dollar	356,085	7.4
Japanese yen	143,006	3.0
Swedish krona	181,881	3.8
Swiss franc	174,624	3.7
U.S. dollar	2,721,179	56.9

Total investments	$4,780,151	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Techtronic Industries Co. Ltd.	Hong Kong	5.1%
Lowe’s Cos., Inc.	United States	4.8
Fidelity National Information Services, Inc.	United States	4.1
AstraZeneca plc	United Kingdom	4.0
Lonza Group AG	Switzerland	3.7
IHS Markit Ltd.	United States	3.2
Microsoft Corp.	United States	3.1
Genmab A/S	Denmark	3.1
Advanced Micro Devices, Inc.	United States	3.0
Danaher Corp.	United States	2.9

Total		37.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

46	Artisan Partners Funds

Artisan Global Value Fund

Schedule of Investments – September 30, 2020

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.9%

BELGIUM - 2.0%
Groupe Bruxelles Lambert SA(1)	402	$36,219

BRAZIL - 1.7%
Telefonica Brasil SA, ADR	4,175	32,025

CANADA - 0.8%
Imperial Oil Ltd.	1,192	14,274

CHINA - 2.5%
Baidu, Inc., ADR*	368	46,569

FRANCE - 0.9%
Sodexo SA(1)	233	16,604

GERMANY - 2.9%
HeidelbergCement AG(1)	865	53,031

NETHERLANDS - 4.7%
ING Groep NV(1)	2,966	20,999
NXP Semiconductors NV	517	64,477

		85,476
SOUTH KOREA - 5.1%
Samsung Electronics Co. Ltd.(1)	1,836	92,527

Switzerland - 10.7%
Cie Financiere Richemont SA(1)	967	64,739
Novartis AG(1)	755	65,649
UBS Group AG(1)	5,778	64,508

		194,896
UNITED KINGDOM - 9.6%
BAE Systems plc(1)	6,965	43,083
Compass Group plc(1)	3,998	60,010
IMI plc(1)	899	12,108
Lloyds Banking Group plc(1)	82,782	28,092
Tesco plc(1)	11,639	31,911

		175,204
UNITED STATES - 54.0%
Advance Auto Parts, Inc.	163	25,096
Alphabet, Inc., Class A*	42	61,728
Alphabet, Inc., Class C*	16	24,028
American Express Co.	529	53,027
Anthem, Inc.	214	57,459
Bank of New York Mellon Corp. (The)	1,647	56,574
Berkshire Hathaway, Inc., Class B*	287	61,094
Booking Holdings, Inc.*	33	55,891
Citigroup, Inc.	1,075	46,363
Cognizant Technology Solutions Corp., Class A	1,124	78,057
DENTSPLY SIRONA, Inc.	1,390	60,779
Expedia Group, Inc.	621	56,925
Facebook, Inc., Class A*	273	71,591
FedEx Corp.	405	101,977
Marsh & McLennan Cos., Inc.	498	57,085
Progressive Corp. (The)	511	48,340
Raytheon Technologies Corp.	207	11,899
Southwest Airlines Co.	1,040	39,009
Visa, Inc., Class A	91	18,118

		985,040

Total common stocks (Cost $1,497,010)		1,731,865

SHORT-TERM INVESTMENTS - 5.2%

INVESTMENT COMPANIES - 5.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.04%	31,971	31,971
Federated Treasury Obligations Fund - Institutional Class, 0.01%	31,030	31,030
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.02%	31,031	31,031

Total short-term investments (Cost $94,032)		94,032

Total investments - 100.1% (Cost $1,591,042)		1,825,897

Other assets less liabilities - (0.1)%		(2,137)

Total net assets - 100.0%(2)		$1,823,760

*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $589,480, or 32.3% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Artisan Partners Funds	47

Abbreviation

ADR American Depositary Receipt

FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	139,513	USD	19,947	JPM	10/22/2020	$588

	Total unrealized appreciation					588

USD	58,783	CNH	419,775	JPM	10/22/2020	(3,004)

	Total unrealized depreciation					(3,004)

	Net unrealized depreciation					$(2,416)

CNH Chinese yuan renminbi offshore

USD U.S. dollar

JPM JPMorgan Chase Bank, N.A.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$235,941	12.9%
Consumer Discretionary	279,265	15.3
Consumer Staples	31,911	1.7
Energy	14,274	0.8
Financials	472,301	25.9
Health Care	183,887	10.1
Industrials	208,076	11.4
Information Technology	253,179	13.9
Materials	53,031	2.9
Short-Term Investments	94,032	5.1

Total investments	$1,825,897	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$175,204	9.6%
Canadian dollar	14,274	0.8
Euro	126,853	6.9
Korean won	92,527	5.1
Swiss franc	194,896	10.7
U.S. dollar	1,222,143	66.9

Total investments	$1,825,897	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
FedEx Corp.	United States	5.6%
Samsung Electronics Co. Ltd.	South Korea	5.1
Alphabet, Inc.	United States	4.7
Cognizant Technology Solutions Corp.	United States	4.3
Facebook, Inc.	United States	3.9
Novartis AG	Switzerland	3.6
Cie Financiere Richemont SA	Switzerland	3.6
UBS Group AG	Switzerland	3.5
NXP Semiconductors NV	Netherlands	3.5
Berkshire Hathaway, Inc.	United States	3.3

Total		41.1%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

48	Artisan Partners Funds

Artisan High Income Fund

Schedule of Investments – September 30, 2020

Principal amount, shares and dollar values in thousands

	Principal Amount	Value
CORPORATE BONDS - 75.8%

ADVERTISING - 0.7%
Terrier Media Buyer, Inc. 8.88%, 12/15/2027(1)	$31,721	$31,959

AEROSPACE/DEFENSE - 0.5%
Signature Aviation US Holdings, Inc. 4.00%, 3/1/2028(1)	27,522	25,594

AIRLINES - 1.8%
Delta Air Lines, Inc. 2.90%, 10/28/2024	20,000	17,800
4.50%, 10/20/2025(1)	7,760	7,963
7.38%, 1/15/2026	16,450	17,242
4.38%, 4/19/2028	11,088	9,861
4.75%, 10/20/2028(1)	4,850	5,032
3.75%, 10/28/2029	32,750	27,920

		85,818
AUTO MANUFACTURERS - 0.8%
Tesla, Inc. 5.30%, 8/15/2025(1)	37,000	38,295

CHEMICALS - 0.2%
Methanex Corp. 5.13%, 10/15/2027(2)	10,185	10,134

COMMERCIAL SERVICES - 0.1%
Capitol Investment Merger Sub 2 LLC 10.00%, 8/1/2024(1)	6,615	6,929

DISTRIBUTION/WHOLESALE - 1.0%
Core & Main Holdings LP 8.63% Cash, 9.38% PIK, 9/15/2024(1)(3)	20,971	21,128
Core & Main LP 6.13%, 8/15/2025(1)	30,000	30,388

		51,516
DIVERSIFIED FINANCIAL SERVICES - 5.1%
AG Issuer LLC 6.25%, 3/1/2028(1)	20,135	20,034
Alliance Data Systems Corp. 7.00%, 1/15/2026(1)	29,100	28,957
NFP Corp. 6.88%, 8/15/2028(1)	155,740	157,430
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
OneMain Finance Corp. 7.13%, 3/15/2026	$36,250	40,499

		246,920
ENGINEERING & CONSTRUCTION - 2.4%
Great Lakes Dredge & Dock Corp. 8.00%, 5/15/2022	30,120	31,061
New Enterprise Stone & Lime Co., Inc. 9.75%, 7/15/2028(1)	14,000	15,120
Tutor Perini Corp. 6.88%, 5/1/2025(1)	77,496	71,296

		117,477
ENTERTAINMENT - 0.7%
SeaWorld Parks & Entertainment, Inc. 9.50%, 8/1/2025(1)	33,783	34,880

FOOD - 1.3%
H-Food Holdings LLC 8.50%, 6/1/2026(1)	63,666	62,199

HAND/MACHINE TOOLS - 1.0%
Werner FinCo. LP 8.75%, 7/15/2025(1)	48,330	46,044

HEALTHCARE-SERVICES - 2.2%
HCA, Inc.
3.50%, 9/1/2030	6,872	6,997
5.50%, 6/15/2047	10,000	12,469
Surgery Center Holdings, Inc.
6.75%, 7/1/2025(1)	17,226	17,160
10.00%, 4/15/2027(1)	64,776	68,986

		105,612
HOLDING COMPANIES-DIVERSIFIED - 2.6%
VistaJet Malta Finance plc 10.50%, 6/1/2024(1)(2)	131,167	123,061

HOME BUILDERS - 0.8%
PulteGroup, Inc. 7.88%, 6/15/2032	29,000	39,875

INSURANCE - 7.3%
Acrisure LLC
7.00%, 11/15/2025(1)	77,212	75,851
10.13%, 8/1/2026(1)	49,659	55,005
Aon Corp. 8.21%, 1/1/2027	29,044	37,300

Artisan Partners Funds	49

	Principal Amount		Value
INSURANCE (CONTINUED)
Ardonagh Midco 2 plc 11.50% Cash, 12.75% PIK, 1/15/2027(1)(2)(3)		$97,000	$97,970
AssuredPartners, Inc. 7.00%, 8/15/2025(1)		29,143	29,684
GTCR AP Finance, Inc. 8.00%, 5/15/2027(1)		35,360	37,482
HUB International Ltd. 7.00%, 5/1/2026(1)		20,250	20,984

			354,276
INTERNET - 2.4%
Cablevision Lightpath LLC
3.88%, 9/15/2027(1)		3,812	3,812
5.63%, 9/15/2028(1)		5,785	5,878
Expedia Group, Inc.
6.25%, 5/1/2025(1)		44,390	48,916
4.63%, 8/1/2027(1)		3,000	3,151
3.25%, 2/15/2030		35,036	33,673
TripAdvisor, Inc. 7.00%, 7/15/2025(1)		17,710	18,463

			113,893
IRON/STEEL - 0.5%
Big River Steel LLC 6.63%, 1/31/2029(1)		25,000	25,279

LEISURE TIME - 3.0%
Carnival Corp.
1.88%, 11/7/2022	EUR	10,000	9,922
11.50%, 4/1/2023(1)		44,233	49,584
10.50%, 2/1/2026(1)		44,000	48,730
NCL Corp. Ltd.
12.25%, 5/15/2024(1)		29,500	33,040
10.25%, 2/1/2026(1)		2,459	2,562

			143,838
LODGING - 2.8%
Choice Hotels International, Inc.
3.70%, 12/1/2029		12,994	13,759
3.70%, 1/15/2031		1,000	1,053
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/2024		3,000	3,007
5.38%, 5/1/2025(1)		11,790	12,247
5.75%, 5/1/2028(1)		18,490	19,553
4.88%, 1/15/2030		3,950	4,069
Marriott International, Inc.
2.13%, 10/3/2022		6,193	6,211
3.60%, 4/15/2024		3,085	3,172
Series EE, 5.75%, 5/1/2025		8,803	9,815
Series R, 3.13%, 6/15/2026		15,250	15,155
Series X, 4.00%, 4/15/2028		7,500	7,671
Series AA, 4.65%, 12/1/2028		27,195	29,005
LODGING (CONTINUED)
4.63%, 6/15/2030		$984	1,053
4.50%, 10/1/2034		9,000	9,384

			135,154
MEDIA - 4.6%
CCO Holdings LLC
5.50%, 5/1/2026(1)		30,580	31,880
4.25%, 2/1/2031(1)		14,000	14,502
Charter Communications Operating LLC
6.38%, 10/23/2035		40,408	55,095
CSC Holdings LLC
5.88%, 9/15/2022		47,077	49,784
5.25%, 6/1/2024		15,676	16,812
7.50%, 4/1/2028(1)		5,050	5,579
Ziggo BV
5.50%, 1/15/2027(1)(2)		46,870	49,096

			222,748
MINING - 1.2%
Compass Minerals International, Inc.
4.88%, 7/15/2024(1)		10,392	10,602
6.75%, 12/1/2027(1)		42,140	45,511

			56,113
MISCELLANEOUS MANUFACTURING - 6.5%
Gates Global LLC 6.25%, 1/15/2026(1)		27,839	28,605
General Electric Co.
Series D, (ICE LIBOR USD 3 Month + 3.33%),
5.00%, 1/21/2021(4)(5)		64,477	51,373
6.75%, 3/15/2032		143,917	180,912
6.88%, 1/10/2039		38,671	49,470

			310,360
OIL & GAS - 8.2%
Comstock Resources, Inc.
7.50%, 5/15/2025(1)		32,446	30,824
9.75%, 8/15/2026		35,589	36,610
9.75%, 8/15/2026		52,170	53,485
Endeavor Energy Resources LP
6.63%, 7/15/2025(1)		6,885	7,075
5.50%, 1/30/2026(1)		15,565	15,448
5.75%, 1/30/2028(1)		33,200	33,366
EP Energy LLC 7.75%, 5/15/2026(1)(6)		40,841	8,934
EQT Corp.
7.88%, 2/1/2025		19,134	21,209
3.90%, 10/1/2027		21,866	19,925
Laredo Petroleum, Inc.
9.50%, 1/15/2025		29,250	17,431
10.13%, 1/15/2028		34,250	20,207
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026(1)		17,000	10,200

50	Artisan Partners Funds

	Principal Amount	Value
OIL & GAS (CONTINUED)
Parsley Energy LLC 4.13%, 2/15/2028(1)	$15,000	$14,100
QEP Resources, Inc.
5.38%, 10/1/2022	14,266	11,698
5.25%, 5/1/2023	16,144	11,745
5.63%, 3/1/2026	19,358	10,986
Range Resources Corp.
5.00%, 8/15/2022	9,500	9,165
5.00%, 3/15/2023	5,000	4,750
4.88%, 5/15/2025	5,000	4,513
9.25%, 2/1/2026(1)	34,303	35,246
Seven Generations Energy Ltd. 6.75%, 5/1/2023(1)(2)	16,400	16,016

		392,933
PACKAGING & CONTAINERS - 1.3%
LABL Escrow Issuer LLC
6.75%, 7/15/2026(1)	18,786	19,819
10.50%, 7/15/2027(1)	24,786	26,358
Plastipak Holdings, Inc.
6.25%, 10/15/2025(1)	14,379	14,379

		60,556
PIPELINES - 0.2%
EQM Midstream Partners LP
6.00%, 7/1/2025(1)	4,918	5,072
6.50%, 7/1/2027(1)	4,918	5,213

		10,285
REAL ESTATE - 2.7%
Realogy Group LLC 4.88%, 6/1/2023(1)	71,475	70,760
7.63%, 6/15/2025(1)	20,242	21,204
9.38%, 4/1/2027(1)	37,796	39,126

		131,090
REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.1%
Host Hotels & Resorts LP
Series F, 4.50%, 2/1/2026	19,405	20,543
Series H, 3.38%, 12/15/2029	44,500	41,586
Series I, 3.50%, 9/15/2030	17,000	16,304
Park Intermediate Holdings LLC 7.50%, 6/1/2025(1)	51,915	55,279
5.88%, 10/1/2028(1)	20,000	20,050
RHP Hotel Properties LP 4.75%, 10/15/2027	6,534	6,021
Uniti Group LP 7.13%, 12/15/2024(1)	57,971	56,065
7.88%, 2/15/2025(1)	16,700	17,697
XHR LP 6.38%, 8/15/2025(1)	14,750	14,750

		248,295
RETAIL - 6.5%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028(1)	$16,124	16,225
4.75%, 3/1/2030(1)	8,122	8,183
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025(1)	66,652	65,319
Brinker International, Inc. 3.88%, 5/15/2023	1,000	985
5.00%, 10/1/2024(1)	8,225	8,377
Ferrellgas LP 10.00%, 4/15/2025(1)	8,838	9,567
FirstCash, Inc. 4.63%, 9/1/2028(1)	14,750	15,082
Michaels Stores, Inc. 8.00%, 7/15/2027(1)	68,490	71,572
Nordstrom, Inc. 4.00%, 3/15/2027	17,331	14,737
4.38%, 4/1/2030	48,952	39,576
5.00%, 1/15/2044	68,624	48,592
Specialty Building Products Holdings LLC 6.38%, 9/30/2026(1)	14,295	14,545

		312,760
SOFTWARE - 1.2%
Ascend Learning LLC 6.88%, 8/1/2025(1)	20,719	21,086
Castle US Holding Corp. 9.50%, 2/15/2028(1)	28,500	27,182
Logan Merger Sub, Inc. 5.50%, 9/1/2027(1)	6,885	6,988

		55,256
TELECOMMUNICATIONS - 1.1%
Altice France Holding SA 6.00%, 2/15/2028(1)(2)	20,667	19,712
Cincinnati Bell, Inc. 8.00%, 10/15/2025(1)	26,970	28,487
T-Mobile USA, Inc. 4.50%, 2/1/2026	3,852	3,969

		52,168

Total corporate bonds (Cost $3,510,142)		3,651,317

BANK LOANS - 21.2%

AEROSPACE/DEFENSE - 0.4%
Jazz Acquisition, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.40%, 6/19/2026(5)	24,770	21,302

Artisan Partners Funds	51

	Principal Amount	Value
AIRLINES - 0.2%
American Airlines, Inc., First Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.89%, 6/27/2025(5)	$15,595	$9,465
SkyMiles IP Ltd. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 10/20/2027(5)	970	976

		10,441
CHEMICALS - 0.3%
Emerald Performance Materials LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.00%, 8/7/2025(5)	15,000	14,934

COMMERCIAL SERVICES - 2.2%
Digital Room Holdings, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 5.27%, 5/21/2026(5)	27,695	24,614
Midas Intermediate Holdco II LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 8/18/2021(5)	71,685	66,806
USS Ultimate Holdings, Inc., First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 8/25/2024(5)	15,940	15,701

		107,121
DISTRIBUTION/WHOLESALE - 0.3%
Core & Main LP First Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 8/1/2024(5)	13,784	13,478

DIVERSIFIED FINANCIAL SERVICES - 0.2%
Advisor Group Holdings, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.15%, 7/31/2026(5)	12,323	11,905

ENTERTAINMENT - 0.5%
Playtika Holding Corp., First Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 7.00%, 12/10/2024(5)	23,461	23,452

FOOD - 1.3%
Shearer’s Foods LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 9/23/2027(5)	64,138	63,618

FOOD SERVICE - 2.8%
TKC Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 2/1/2023(5)	$90,578	84,818
TKC Holdings, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 8.00%), 9.00%, 2/1/2024(5)	57,174	47,506

		132,324
HEALTHCARE-SERVICES - 2.1%
Cambrex Corp., First Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 6.00%, 12/4/2026(5)	13,895	13,930
Dental Corp. of Canada, Inc. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 8.50%, 6/8/2026(2)(5)	10,674	9,580
Heartland Dental LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 3.65%, 4/30/2025(5)	31,392	28,828
Surgery Center Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 9/3/2024(5)	47,834	44,964
(ICE LIBOR USD 1 Month + 8.00%), 9.00%, 9/3/2024(5)	3,903	3,937

		101,239
INSURANCE - 0.4%
Acrisure LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.65%, 2/15/2027(5)	7,481	7,210
Ryan Specialty Group LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.00%, 9/1/2027(5)	11,000	10,883

		18,093
INTERNET - 0.1%
Ancestry.com Operations Inc., First Lien Term Loan B-EXT (ICE LIBOR USD 1 Month + 4.25%), 4.40%, 8/27/2026(5)	4,424	4,412

LEISURE TIME - 1.8%
Carnival Corp., First Lien Term Loan B (ICE LIBOR USD 1 Month + 7.50%), 8.50%, 6/30/2025(5)	53,126	53,672
Topgolf International, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 6.25%), 7.00%, 2/9/2026(5)	33,911	33,178

		86,850

52	Artisan Partners Funds

	Principal Amount	Value
MACHINERY-DIVERSIFIED - 0.2%
STS Operating, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 12/11/2024(5)	$9,762	$9,232

METAL FABRICATE/HARDWARE - 0.3%
US Tailwind Smith Cooper Intermediate Corp. First Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 5.15%, 5/28/2026(5)	16,175	14,982

MISCELLANEOUS MANUFACTURING - 0.3%
UTEX Industries, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 0.00%, 5/21/2021(5)(6)	42,671	12,801

PACKAGING & CONTAINERS - 0.8%
Kloeckner Pentaplast of America, Inc., First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 6/30/2022(2)(5)	39,654	38,432

PHARMACEUTICALS - 0.4%
Lanai Holdings III, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 8/29/2022(5)	21,618	20,348

RETAIL - 0.2%
Portillo’s Holdings LLC First Lien Term Loan (ICE LIBOR USD 3 Month + 5.50%), 6.50%, 9/6/2024(5)	12,592	11,931

SOFTWARE - 5.3%
Castle US Holding Corp. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 3.97%, 1/29/2027(5)	4,979	4,776
Epicor Software Corp. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 7/30/2027(5)	40,000	39,906
Epicor Software Corp. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.75%), 8.75%, 7/31/2028(5)	9,250	9,481
Finastra USA, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 6/13/2024(5)	29,304	27,333
Informatica LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.40%, 2/25/2027(5)	7,463	7,289
SOFTWARE (CONTINUED)
Informatica LLC Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.13%), 7.13%, 2/25/2025(5)	$27,490	27,880
Omnitracs LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.40%, 3/21/2025(5)	16,460	16,326
Renaissance Holdings Corp. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.40%, 5/30/2025(5)	34,997	33,656
Renaissance Holdings Corp. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 7.15%, 5/29/2026(5)	22,617	21,577
Sophia L.P. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 9/23/2027(5)	4,850	4,815
Ultimate Software Group, Inc. (The), First Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 5/4/2026(5)	40,000	39,855
Ultimate Software Group, Inc. (The), Second Lien Term Loan (ICE LIBOR USD 3 Month + 6.75%), 7.50%, 5/3/2027(5)	17,980	18,280

		251,174
TELECOMMUNICATIONS - 0.4%
Altice France SA First Lien Term Loan B11 (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 7/31/2025(2)(5)	21,887	20,846

TRANSPORTATION - 0.7%
SIRVA Worldwide, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 5.50%), 5.68%, 8/4/2025(5)	40,163	33,234

Total bank loans (Cost $1,067,523)		1,022,149

CONVERTIBLE BONDS - 0.2%

DIVERSIFIED FINANCIAL SERVICES - 0.1%
EZCORP, Inc. 2.88%, 7/1/2024	875	772

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
Uniti Fiber Holdings, Inc. 4.00%, 6/15/2024(1)	4,625	5,276

Total convertible bonds (Cost $5,250)		6,048

Artisan Partners Funds	53

	Shares Held	Value
PREFERRED STOCKS - 0.0%

AGRICULTURE - 0.0%
Pinnacle Agriculture Holdings LLC*(7)(8)(9)	25	$–

RETAIL - 0.0%
Chinos Holdings, Inc. 5.00% Cash, 2.00% Capitalization*(1)(3)(4)(6)(8)(9)	2,568	–

Total preferred stocks (Cost $957)		–

SHORT-TERM INVESTMENTS - 1.5%

INVESTMENT COMPANIES - 1.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.04%	25,136	25,136
Federated Treasury Obligations Fund - Institutional Class, 0.01%	24,396	24,396
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.02%	24,397	24,397

Total short-term investments (Cost $73,929)		73,929

Total investments - 98.7% (Cost $4,657,801)		4,753,443

Other assets less liabilities - 1.3%		63,323

Total net assets - 100.0%(10)		$4,816,766

*	Non-income producing security.
(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Altice France Holding SA, 6.00%, 2/15/2028	Luxembourg	U.S. dollar
Altice France SA First Lien Term Loan B11, 2.90%, 7/31/2025	France	U.S. dollar
Ardonagh Midco 2 plc, 11.50%, 1/15/2027	United Kingdom	U.S. dollar
Dental Corp. of Canada, Inc. Second Lien Term Loan, 8.50%, 6/8/2026	Canada	U.S. dollar
Kloeckner Pentaplast of America, Inc., First Lien Term Loan B, 5.25%, 6/30/2022	Luxembourg	U.S. dollar
Methanex Corp., 5.13%, 10/15/2027	Canada	U.S. dollar
Seven Generations Energy Ltd., 6.75%, 5/1/2023	Canada	U.S. dollar
VistaJet Malta Finance plc, 10.50%, 6/1/2024	Switzerland	U.S. dollar
Ziggo BV, 5.50%, 1/15/2027	Netherlands	U.S. dollar

(3)	Payment in-kind security.
(4)	Perpetual security. The rate reflected was the rate in effect on September 30, 2020. The maturity date reflects the next call date.
(5)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2020.
(6)	Defaulted securities.
(7)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage ofTotal Net Assets
Pinnacle Agriculture Holdings LLC	3/26/2020	$–	$–	0.0%

(8)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $0, or 0.0% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(9)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(10)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	U.S. dollar

54	Artisan Partners Funds

FOREIGN CURRENCY FORWARD CONTRACTS
	Values in thousands
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
EUR	695	USD	809	JPM	11/17/2020	$7
USD	10,594	EUR	8,911	JPM	11/17/2020	135

	Net unrealized appreciation					$142

EUR Euro

USD U.S. Dollar

JPM JPMorgan Chase Bank, N.A.

FUTURES CONTRACTS
Dollar values in thousands
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Positions Contracts
U.S. Treasury 10 Year Note	(1,800)	12/21/2020	USD	$180,000	$(251,156)	$(675)
U.S. Treasury Long Bond	(255)	12/21/2020	USD	25,500	(44,952)	13

						$(662)

USD U.S. Dollar

The Fund has recorded an asset of $689 as of September 30, 2020, related to the current day’s variation margin related to these contracts.

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
General Electric Co.	United States	5.8%
NFP Corp.	United States	3.3
Realogy Group LLC	United States	2.7
Acrisure LLC	United States	2.7
VistaJet Malta Finance plc	Switzerland	2.6
Comstock Resources, Inc.	United States	2.5
Carnival Corp.	United States	2.2
Nordstrom, Inc.	United States	2.1
Ardonagh Midco 2 plc	United Kingdom	2.0
Surgery Center Holdings, Inc.	United States	1.8

Total		27.7%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	55

Artisan International Fund

Schedule of Investments – September 30, 2020

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY- LINKED SECURITY - 97.4%

BELGIUM - 1.8%
UCB SA(1)	1,539	$174,798

CANADA - 2.3%
Canadian Pacific Railway Ltd.	422	128,218
TMX Group Ltd.	917	94,343

		222,561
CHINA - 9.9%
Alibaba Group Holding Ltd., ADR*	1,353	397,862
China International Capital Corp. Ltd., Class H*(1)	22,524	52,297
Midea Group Co. Ltd., Class A(1)	10,223	109,297
Ping An Healthcare and Technology Co. Ltd.*(1)	2,369	30,590
Prosus NV*(1)	132	12,131
Tencent Holdings Ltd.(1)	3,216	214,191
Wuliangye Yibin Co. Ltd., Class A(1)	4,247	138,245

		954,613
DENMARK - 5.6%
Ascendis Pharma A/S, ADR*	836	129,030
DSV Panalpina A/S(1)	307	50,099
Genmab A/S*(1)	784	284,731
Novo Nordisk A/S, Class B(1)	1,131	78,530

		542,390
FRANCE - 8.1%
Adevinta ASA*(1)	546	9,370
Air Liquide SA(1)	2,718	431,310
Airbus SE*(1)	1,037	75,260
Amundi SA*(1)	1,529	107,783
Eiffage SA*(1)	886	72,252
Vinci SA(1)	1,067	89,031

		785,006
GERMANY - 12.5%
Deutsche Boerse AG(1)	3,105	545,292
Deutsche Telekom AG(1)	16,027	268,489
E.ON SE(1)	10,743	118,694
Siemens AG(1)	1,212	153,207
Siemens Energy AG*(1)	998	26,921
Symrise AG(1)	712	98,534

		1,211,137
HONG KONG - 3.4%
AIA Group Ltd.(1)	33,566	330,666

INDIA - 1.2%
Reliance Industries Ltd.(1)	3,670	111,782
IRELAND - 2.1%
Amarin Corp. plc, ADR*	1,842	7,754
Ryanair Holdings plc, Equity-Linked Security*(1)(2)(3)	14,300	190,151

		197,905
ISRAEL - 2.5%
Nice Ltd., ADR*	1,081	245,408

JAPAN - 3.8%
Astellas Pharma, Inc.(1)	6,121	91,113
Hoya Corp.(1)	136	15,330
Nippon Sanso Holdings Corp.(1)	3,684	56,950
Nippon Shinyaku Co. Ltd.(1)	1,660	136,848
Sony Corp.(1)	910	69,624

		369,865
NETHERLANDS - 2.9%
Argenx SE, ADR*	59	15,423
Koninklijke DSM NV(1)	1,585	261,153

		276,576
PORTUGAL - 0.9%
EDP - Energias de Portugal SA(1)	17,829	87,631

SWEDEN - 1.5%
Telefonaktiebolaget LM Ericsson, Class B(1)	13,654	149,291

SWITZERLAND - 11.6%
Idorsia Ltd.*(1)	2,501	67,157
Lonza Group AG(1)	250	154,172
Medacta Group SA*(1)	574	53,510
Nestle SA(1)	3,281	389,219
Roche Holding AG(1)	1,115	381,323
Temenos AG(1)	535	71,998

		1,117,379
TAIWAN - 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.(1)	9,892	148,564

UNITED KINGDOM - 10.1%
AVEVA Group plc(1)	2,307	142,663
Coca-Cola European Partners plc	1,892	73,434
Diageo plc(1)	3,604	123,469
Linde plc(1)	2,407	569,641
RELX plc(1)	2,926	64,768

		973,975
UNITED STATES - 15.7%
Accenture plc, Class A	827	186,841
Alphabet, Inc., Class A*	92	135,473

56	Artisan Partners Funds

	Shares Held	Value
UNITED STATES (CONTINUED)
Alphabet, Inc., Class C*	37	$54,771
Amazon.com, Inc.*	73	230,141
Aon plc, Class A	1,655	341,528
Intercontinental Exchange, Inc.	1,496	149,629
Medtronic plc	2,199	228,561
Willis Towers Watson plc	892	186,235

		1,513,179

Total common stocks and equity-linked security (Cost $6,602,048)		9,412,726

SHORT-TERM INVESTMENTS - 2.6%

INVESTMENT COMPANIES - 2.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.04%	85,283	85,283
Federated Treasury Obligations Fund - Institutional Class, 0.01%	82,774	82,774
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.02%	82,774	82,774

Total short-term investments (Cost $250,831)		250,831

Total investments - 100.0% (Cost $6,852,879)		9,663,557

Other assets less liabilities - 0.0%(4)		(2,817)

Total net assets - 100.0%(5)		$9,660,740

*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $6,808,075, or 70.5% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013- 08/17/2020	$188,801	$190,151	2.0%

(3)	Security is an equity-linked security issued by HSBC Bank plc. As described in 2(g) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(4)	Amount rounds to less than 0.1%.
(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation
ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$682,294	7.1%
Consumer Discretionary	819,055	8.4
Consumer Staples	724,367	7.5
Energy	111,782	1.2
Financials	1,997,924	20.7
Health Care	1,848,870	19.1
Industrials	632,835	6.5
Information Technology	944,765	9.8
Materials	1,417,588	14.7
Utilities	233,246	2.4
Short-Term Investments	250,831	2.6

Total investments	$9,663,557	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$330,900	3.4%
Canadian dollar	222,561	2.3
Chinese yuan renminbi offshore	247,542	2.6
Danish krone	413,360	4.3
Euro	3,092,127	32.0
Hong Kong dollar	627,744	6.5
Indian rupee	111,782	1.2
Japanese yen	369,865	3.8
New Taiwan dollar	148,564	1.5
Norwegian krone	9,370	0.1
Swedish krona	149,291	1.5
Swiss franc	1,117,379	11.6
U.S. dollar	2,823,072	29.2

Total investments	$9,663,557	100.0%

Artisan Partners Funds	57

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Linde plc	United Kingdom	5.9%
Deutsche Boerse AG	Germany	5.6
Air Liquide SA	France	4.5
Alibaba Group Holding Ltd.	China	4.1
Nestle SA	Switzerland	4.0
Roche Holding AG	Switzerland	3.9
Aon plc	United States	3.5
AIA Group Ltd.	Hong Kong	3.4
Genmab A/S	Denmark	2.9
Deutsche Telekom AG	Germany	2.8

Total		40.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

58	Artisan Partners Funds

Artisan International Small-Mid Fund

Schedule of Investments – September 30, 2020

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.7%

BRAZIL - 2.1%
Afya Ltd., Class A*	969	$26,407
Notre Dame Intermedica Participacoes SA	900	10,438
Petrobras Distribuidora SA	5,126	18,556
Rumo SA*	4,923	16,727

		72,128
CANADA - 3.4%
Altus Group Ltd.	965	40,078
CAE, Inc.	1,994	29,170
Descartes Systems Group, Inc. (The)*	499	28,414
Kinaxis, Inc.*	129	19,004

		116,666
CHINA - 0.6%
I-Mab, ADR*	418	19,642

DENMARK - 5.5%
ALK-Abello A/S*(1)	50	16,508
Ambu A/S, Class B(1)	995	28,177
Carlsberg A/S, Class B(1)	143	19,290
DSV Panalpina A/S(1)	307	50,081
Genmab A/S*(1)	99	35,856
SimCorp A/S(1)	134	17,615
Vestas Wind Systems A/S(1)	131	21,129

		188,656
FINLAND - 3.6%
BasWare OYJ*(1)	192	8,529
Metso Outotec OYJ(1)	10,705	75,170
Revenio Group OYJ(1)	134	6,111
Vaisala OYJ, Class A(1)	761	32,935

		122,745
FRANCE - 2.0%
Atos SE*(1)	470	37,834
Lectra(1)	1,297	30,674

		68,508
GERMANY - 7.6%
AIXTRON SE*(1)	4,264	51,485
Basler AG(1)	90	5,319
Carl Zeiss Meditec AG(1)	139	17,618
Hamburger Hafen und Logistik AG(1)	762	13,357
Hypoport SE*(1)	49	30,552
KION Group AG(1)	252	21,642
MorphoSys AG*(1)	612	77,708
New Work SE(1)	29	8,978
Symrise AG(1)	256	35,405

		262,064
ICELAND - 0.7%
Ossur HF(1)	3,631	25,724

INDIA - 1.7%
IndiaMart InterMesh Ltd.(1)	375	25,423
WNS Holdings Ltd., ADR*	539	34,460

		59,883
IRELAND - 0.1%
Amarin Corp. plc, ADR*	500	2,106

ISRAEL - 7.2%
Compugen Ltd.*	382	6,201
Kornit Digital Ltd.*	980	63,595
Max Stock Ltd.*(1)	3,714	12,957
Nice Ltd., ADR*	432	98,135
Radware Ltd.*	1,609	38,996
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.(1)	172	11,862
Tel Aviv Stock Exchange Ltd.(1)	3,903	17,473

		249,219
ITALY - 0.8%
Davide Campari-Milano NV(1)	2,646	28,916

JAPAN - 16.1%
Azbil Corp.(1)	1,803	67,433
CKD Corp.(1)	751	12,237
eSOL Co. Ltd.(1)	295	3,453
Fujitec Co. Ltd.(1)	2,113	45,159
Harmonic Drive Systems, Inc.(1)	169	10,888
Hennge KK*(1)	581	37,509
Jeol Ltd.(1)	1,089	37,924
Kobe Bussan Co. Ltd.(1)	486	26,733
MedPeer, Inc.*(1)	407	19,002
Morinaga & Co. Ltd.(1)	835	32,903
Nippon Shinyaku Co. Ltd.(1)	137	11,270
OBIC Business Consultants Co. Ltd.(1)	480	27,866
Obic Co. Ltd.(1)	212	37,355
Raccoon Holdings, Inc.(1)(2)	1,361	27,433
Rakus Co. Ltd.(1)	1,119	20,140
Rohm Co. Ltd.(1)	272	20,995
Sagami Rubber Industries Co. Ltd.(1)	362	5,123
SG Holdings Co. Ltd.(1)	1,368	71,075
Shimadzu Corp.(1)	393	11,978
TechMatrix Corp.(1)	817	17,797
Temairazu, Inc.(1)	271	14,479

		558,752

Artisan Partners Funds	59

	Shares Held	Value
NETHERLANDS - 2.9%
Argenx SE*(1)	77	$20,393
IMCD NV(1)	314	37,353
Koninklijke DSM NV(1)	241	39,674
Merus NV*	186	2,228

		99,648
SINGAPORE - 0.7%
XP Power Ltd.(1)	424	24,101

SPAIN - 0.8%
Almirall SA(1)	2,436	27,314

SWEDEN - 3.3%
AAK AB*(1)	994	18,553
Aprea Therapeutics, Inc.*	189	4,555
Cantargia AB*(1)	377	1,806
Elekta AB, Class B(1)	2,923	36,759
Fortnox AB(1)	655	19,702
MIPS AB(1)	484	21,574
Oncopeptides AB*(1)	822	12,122

		115,071
SWITZERLAND - 7.2%
Alcon, Inc.*(1)	834	47,345
ALSO Holding AG*(1)	28	7,449
Baloise Holding AG(1)	236	34,714
Belimo Holding AG(1)	4	30,610
Burckhardt Compression Holding AG(1)	47	11,870
Lonza Group AG(1)	37	22,659
Siegfried Holding AG*(1)	44	30,402
Tecan Group AG(1)	118	58,574
Ypsomed Holding AG(1)	33	4,804

		248,427
THAILAND - 0.7%
Fabrinet*	397	25,009

UNITED KINGDOM - 15.6%
ASOS plc*(1)	719	47,736
AVEVA Group plc(1)	464	28,672
B&M European Value Retail SA(1)	4,214	26,811
Balfour Beatty plc(1)	5,230	15,027
boohoo Group plc*(1)	9,281	44,781
Britvic plc(1)	2,479	26,258
Codemasters Group Holdings plc*(1)	7,145	33,704
ConvaTec Group plc(1)	19,712	45,416
Electrocomponents plc(1)	4,449	40,691
Fevertree Drinks plc(1)	683	20,392
HomeServe plc(1)	1,545	24,547
Howden Joinery Group plc(1)	4,378	33,125
JD Sports Fashion plc(1)	3,433	35,931
Orchard Therapeutics plc, ADR*	616	2,533
Oxford Biomedica plc*(1)	1,372	14,529
UNITED KINGDOM (CONTINUED)
Rotork plc(1)	14,965	54,172
SSP Group plc(1)	3,383	7,847
St James’s Place plc(1)	1,135	13,559
Trainline plc*(1)	1,831	8,585
YouGov plc(1)	1,522	16,627

		540,943
UNITED STATES - 12.1%
Acceleron Pharma, Inc.*	77	8,686
Agios Pharmaceuticals, Inc.*	219	7,656
Alkermes plc*	1,150	19,057
Alnylam Pharmaceuticals, Inc.*	107	15,574
Cree, Inc.*	947	60,351
Flexion Therapeutics, Inc.*	1,667	17,355
Glaukos Corp.*	496	24,569
Heron Therapeutics, Inc.*	717	10,623
Ingersoll Rand, Inc.*	952	33,903
Insmed, Inc.*	695	22,326
Inspire Medical Systems, Inc.*	131	16,929
Intersect ENT, Inc.*	1,256	20,484
Madrigal Pharmaceuticals, Inc.*	113	13,407
MaxCyte, Inc.*(1)	1,653	7,848
Model N, Inc.*	979	34,539
Protara Therapeutics, Inc.*	195	3,276
Quotient Ltd.*	1,762	9,058
SolarEdge Technologies, Inc.*	88	20,959
STAAR Surgical Co.*	322	18,188
UroGen Pharma Ltd.*	301	5,805
ViewRay, Inc.*	6,024	21,083
Zscaler, Inc.*	197	27,724

		419,400

Total common stocks (Cost $2,544,076)		3,274,922

SHORT-TERM INVESTMENTS - 5.4%

INVESTMENT COMPANIES - 5.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.04%	63,698	63,698
Federated Treasury Obligations Fund - Institutional Class, 0.01%	61,825	61,825
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.02%	61,825	61,825

Total short-term investments (Cost $187,348)		187,348

Total investments - 100.1% (Cost $2,731,424)		3,462,270

Other assets less liabilities - (0.1)%		(1,844)

Total net assets - 100.0%(3)		$3,460,426

60	Artisan Partners Funds

*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $2,377,116, or 68.7% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Affiliated company as defined under the Investment Company Act of 1940. See note 10 in Notes to Financial Statements for additional information.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation
ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$59,309	1.7%
Consumer Discretionary	293,097	8.5
Consumer Staples	190,030	5.5
Financials	96,298	2.8
Health Care	887,648	25.6
Industrials	761,052	22.0
Information Technology	872,331	25.2
Materials	75,079	2.2
Real Estate	40,078	1.1
Short-Term Investments	187,348	5.4

Total investments	$3,462,270	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$45,721	1.3%
British pound	570,359	16.5
Canadian dollar	116,666	3.4
Danish krone	214,380	6.2
Euro	606,967	17.5
Indian rupee	25,423	0.7
Israel new shekel	42,292	1.2
Japanese yen	558,752	16.1
Swedish krona	110,516	3.2
Swiss franc	248,427	7.2
U.S. dollar	922,767	26.7

Total investments	$3,462,270	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Nice Ltd.	Israel	2.8%
MorphoSys AG	Germany	2.2
Metso Outotec OYJ	Finland	2.2
SG Holdings Co. Ltd.	Japan	2.1
Azbil Corp.	Japan	1.9
Kornit Digital Ltd.	Israel	1.8
Cree, Inc.	United States	1.7
Tecan Group AG	Switzerland	1.7
Rotork plc	United Kingdom	1.6
AIXTRON SE	Germany	1.5

Total		19.5%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	61

Artisan International Value Fund

Schedule of Investments – September 30, 2020

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY- LINKED SECURITY - 90.6%

BELGIUM - 3.0%
Groupe Bruxelles Lambert SA(1)	4,525	$407,856

BRAZIL - 1.5%
Telefonica Brasil SA, ADR	27,569	211,457

CANADA - 2.2%
Imperial Oil Ltd.	13,724	164,294
Suncor Energy, Inc.	10,614	129,614

		293,908
CHINA - 7.7%
Alibaba Group Holding Ltd., ADR*	971	285,463
Baidu, Inc., ADR*	3,134	396,727
Trip.com Group Ltd., ADR*	11,520	358,747

		1,040,937
DENMARK - 2.6%
DSV Panalpina A/S(1)	2,178	355,497

FRANCE - 4.2%
Danone SA(1)	1,933	125,040
Sodexo SA (Registered Shares)*(1)(2)	737	52,503
Sodexo SA(1)	2,470	175,874
Vivendi SA(1)	7,991	222,727

		576,144
GERMANY - 4.5%
Fresenius Medical Care AG & Co. KGaA(1)	5,748	485,316
Hella GmbH & Co. KGaA*(1)	2,478	124,940

		610,256
INDIA - 4.3%
Bharti Infratel Ltd.(1)	55,544	132,739
HCL Technologies Ltd.(1)	40,654	447,545

		580,284
IRELAND - 4.0%
CRH plc(1)	8,101	292,530
Ryanair Holdings plc*(1)	1,858	24,703
Ryanair Holdings plc, Equity-Linked Security*(1)(3)(4)	16,987	225,878

		543,111
JAPAN - 1.1%
Seven & i Holdings Co. Ltd.(1)	4,725	146,062

NETHERLANDS - 4.3%
ING Groep NV(1)	49,996	354,017
NETHERLANDS (CONTINUED)
NXP Semiconductors NV	1,841	229,741

		583,758
SOUTH KOREA - 11.5%
NAVER Corp.(1)	2,293	580,585
Samsung Electronics Co. Ltd.(1)	16,108	811,625
Samsung Electronics Co. Ltd. (Preference)(1)	3,806	164,210

		1,556,420
SPAIN - 1.0%
Bankia SA(1)	93,558	135,854

SWITZERLAND - 18.0%
ABB Ltd.(1)	27,446	695,608
Cie Financiere Richemont SA(1)	6,640	444,741
LafargeHolcim Ltd.*(1)	7,296	332,598
Novartis AG(1)	5,341	464,178
UBS Group AG(1)	45,949	512,964

		2,450,089
UNITED KINGDOM - 12.6%
CNH Industrial NV*(1)	13,228	102,805
Compass Group plc(1)	43,073	646,582
IMI plc(1)	3,562	47,994
Lloyds Banking Group plc(1)	523,005	177,484
Natwest Group Plc(1)	53,598	73,183
RELX plc(1)	15,982	353,757
RELX plc(1)	3,936	87,785
Tesco plc(1)	79,198	217,129

		1,706,719
UNITED STATES - 8.1%
Arch Capital Group Ltd.*	17,661	516,594
Schlumberger NV	17,278	268,841
Tenaris SA(1)	18,871	94,068
Tenaris SA, ADR	2,612	25,729
Willis Towers Watson plc	928	193,771

		1,099,003

Total common stocks and equity-linked security (Cost $10,808,720)		12,297,355

SHORT-TERM INVESTMENTS - 9.2%

INVESTMENT COMPANIES - 9.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.04%	425,896	425,896
Federated Treasury Obligations Fund - Institutional Class, 0.01%	413,370	413,370

62	Artisan Partners Funds

	Shares Held	Value
INVESTMENT COMPANIES (CONTINUED)
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.02%	413,370	$413,370

Total short-term investments (Cost $1,252,636)		1,252,636

Total investments - 99.8% (Cost $12,061,356)		13,549,991

Other assets less liabilities - 0.2%		23,919

Total net assets - 100.0%(5)		$13,573,910

*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $9,516,377, or 70.1% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percent of Total Net Assets
Sodexo	09/01/2020	63,852	53,503	0.4%

(3)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013- 09/23/2020	$175,650	$225,878	1.7%

(4)	Security is an equity-linked security issued by HSBC Bank plc. As described in 2(g) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH 1,410,750	USD 201,329	JPM	10/22/2020	$6,320
JPY 5,850,027	USD 54,550	JPM	10/22/2020	931

Total unrealized appreciation				7,251

USD 754,002	CNH 5,380,325	JPM	10/22/2020	(37,930)
USD 182,942	JPY 19,592,707	JPM	10/22/2020	(2,875)

Total unrealized depreciation				(40,805)

Net unrealized depreciation				$(33,554)

CNH	Chinese yuan renminbi offshore
JPY	Japanese yen
USD	U.S. dollar
JPM	JPMorgan Chase Bank, N.A.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$1,544,235	11.4%
Consumer Discretionary	2,088,850	15.4
Consumer Staples	488,231	3.6
Energy	682,546	5.1
Financials	2,597,601	19.2
Health Care	949,494	7.0
Industrials	1,668,149	12.3
Information Technology	1,653,121	12.2
Materials	625,128	4.6
Short-Term Investments	1,252,636	9.2

Total investments	$13,549,991	100.0%

Artisan Partners Funds	63

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$1,516,129	11.2%
Canadian dollar	293,908	2.1
Danish krone	355,497	2.6
Euro	2,686,018	19.8
Indian rupee	580,284	4.3
Japanese yen	146,062	1.1
Korean won	1,556,420	11.5
Swiss franc	2,450,089	18.1
U.S. dollar	3,965,584	29.3

Total investments	$13,549,991	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co. Ltd.	South Korea	7.2%
ABB Ltd.	Switzerland	5.1
Compass Group plc	United Kingdom	4.8
NAVER Corp.	South Korea	4.3
Arch Capital Group Ltd.	United States	3.8
UBS Group AG	Switzerland	3.8
Fresenius Medical Care AG & Co. KGaA	Germany	3.6
Novartis AG	Switzerland	3.4
HCL Technologies Ltd.	India	3.3
Cie Financiere Richemont SA	Switzerland	3.3

Total		42.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

64	Artisan Partners Funds

Artisan Mid Cap Fund

Schedule of Investments – September 30, 2020

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.0%

AEROSPACE & DEFENSE - 2.0%
L3Harris Technologies, Inc.	366	$62,130
Teledyne Technologies, Inc.*	245	76,014

		138,144
AUTO COMPONENTS - 1.2%
Aptiv plc	862	79,026

BEVERAGES - 0.3%
Boston Beer Co., Inc. (The), Class A*	22	19,239

BIOTECHNOLOGY - 11.5%
Argenx SE, ADR*(1)	480	126,092
Ascendis Pharma A/S, ADR*(1)	1,034	159,544
BioNTech SE, ADR*(1)	772	53,417
Exact Sciences Corp.*	1,301	132,662
Genmab A/S*(1)(2)	533	193,633
Halozyme Therapeutics, Inc.*	1,906	50,087
Sage Therapeutics, Inc.*	472	28,849
Sarepta Therapeutics, Inc.*	244	34,214

		778,498
CAPITAL MARKETS - 2.3%
MSCI, Inc.	195	69,427
Tradeweb Markets, Inc., Class A	1,454	84,351

		153,778
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Cintas Corp.	191	63,422

COMMUNICATIONS EQUIPMENT - 1.2%
Arista Networks, Inc.*	403	83,488

CONTAINERS & PACKAGING - 0.8%
Ball Corp.	641	53,276

DIVERSIFIED CONSUMER SERVICES - 2.1%
Bright Horizons Family Solutions, Inc.*	203	30,859
Chegg, Inc.*	1,575	112,515

		143,374
ELECTRICAL EQUIPMENT - 0.6%
Generac Holdings, Inc.*	215	41,554

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.3%
Cognex Corp.	1,274	82,966
IPG Photonics Corp.*	309	52,597
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (CONTINUED)
Trimble, Inc.*	1,818	88,551

		224,114
ENTERTAINMENT - 4.7%
Roku, Inc.*	328	62,015
Take-Two Interactive Software, Inc.*	412	68,042
Zynga, Inc., Class A*	20,999	191,508

		321,565
FOOD PRODUCTS - 0.5%
Beyond Meat, Inc.*	203	33,735

HEALTH CARE EQUIPMENT & SUPPLIES - 5.2%
DexCom, Inc.*	469	193,485
West Pharmaceutical Services, Inc.	575	158,020

		351,505
HEALTH CARE PROVIDERS & SERVICES - 1.4%
Centene Corp.*	1,634	95,317

HEALTH CARE TECHNOLOGY - 4.2%
GoodRx Holdings, Inc., Class A*	324	17,999
Veeva Systems, Inc., Class A*	954	268,368

		286,367
HOTELS, RESTAURANTS & LEISURE - 1.6%
Chipotle Mexican Grill, Inc.*	85	106,059

INDUSTRIAL CONGLOMERATES - 1.4%
Roper Technologies, Inc.	235	92,780

INTERACTIVE MEDIA & SERVICES - 1.8%
Match Group, Inc.*	1,112	123,054

INTERNET & DIRECT MARKETING RETAIL - 1.3%
Chewy, Inc., Class A*	606	33,232
Wayfair, Inc., Class A*	193	56,086

		89,318
IT SERVICES - 8.0%
Adyen NV*(1)(2)	31	57,593
Fidelity National Information Services, Inc.	891	131,208
Global Payments, Inc.	1,528	271,426
Pagseguro Digital Ltd., Class A*(1)	2,138	80,624

		540,851
LEISURE PRODUCTS - 1.4%
Peloton Interactive, Inc., Class A*	965	95,753

Artisan Partners Funds	65

	Shares Held	Value
LIFE SCIENCES TOOLS & SERVICES - 3.0%
Adaptive Biotechnologies Corp.*	607	$29,504
Agilent Technologies, Inc.	736	74,251
Lonza Group AG(1)(2)	161	99,450

		203,205
MACHINERY - 3.8%
Fortive Corp.	1,648	125,629
IDEX Corp.	290	52,821
Ingersoll Rand, Inc.*	2,281	81,221

		259,671
MEDIA - 1.7%
New York Times Co. (The), Class A	2,646	113,209

MULTILINE RETAIL - 1.4%
Ollie’s Bargain Outlet Holdings, Inc.*	1,107	96,716

MULTI-UTILITIES - 2.6%
Ameren Corp.	1,191	94,173
CMS Energy Corp.	1,310	80,468

		174,641
PHARMACEUTICALS - 2.3%
Catalent, Inc.*	1,797	153,900

PROFESSIONAL SERVICES - 3.4%
IHS Markit Ltd.	1,283	100,691
TransUnion	690	58,010
Verisk Analytics, Inc.	401	74,379

		233,080
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
Advanced Micro Devices, Inc.*	815	66,787
Lattice Semiconductor Corp.*	2,475	71,688
Skyworks Solutions, Inc.	692	100,669

		239,144
SOFTWARE - 16.7%
Atlassian Corp. plc, Class A*	1,256	228,304
Ceridian HCM Holding, Inc.*	1,231	101,735
Datadog, Inc., Class A*	829	84,645
Guidewire Software, Inc.*	897	93,503
HubSpot, Inc.*	557	162,873
Slack Technologies, Inc., Class A*	1,946	52,273
Synopsys, Inc.*	328	70,197
Tyler Technologies, Inc.*	195	68,025
Zoom Video Communications, Inc., Class A*	380	178,630
Zscaler, Inc.*	656	92,323

		1,132,508
SPECIALTY RETAIL - 1.4%
Burlington Stores, Inc.*	474	97,630
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
Lululemon Athletica, Inc.*	107	35,327

Total common stocks (Cost $3,862,890)		6,653,248

SHORT-TERM INVESTMENTS - 2.1%

INVESTMENT COMPANIES - 2.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.04%	49,406	49,406
Federated Treasury Obligations Fund - Institutional Class, 0.01%	47,952	47,952
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.02%	47,952	47,952

Total short-term investments (Cost $145,310)		145,310

Total investments - 100.1% (Cost $4,008,200)		6,798,558

Other assets less liabilities - (0.1%)		(8,886)

Total net assets - 100.0%(3)		$6,789,672

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Adyen NV	Netherlands	Euro
Argenx SE	Netherlands	U.S. dollar
Ascendis Pharma A/S	Denmark	U.S. dollar
BioNTech SE	Germany	U.S. dollar
Genmab A/S	Denmark	Danish krone
Lonza Group AG	Switzerland	Swiss franc
Pagseguro Digital Ltd.	Brazil	U.S. dollar

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $350,676, or 5.2% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation
ADR	American Depositary Receipt

66	Artisan Partners Funds

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$557,828	8.2%
Consumer Discretionary	743,203	10.9
Consumer Staples	52,974	0.8
Financials	153,778	2.3
Health Care	1,868,792	27.5
Industrials	828,651	12.2
Information Technology	2,220,105	32.6
Materials	53,276	0.8
Utilities	174,641	2.6
Short-Term Investments	145,310	2.1

Total investments	$6,798,558	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Danish krone	$193,633	2.9%
Euro	57,593	0.8
Swiss franc	99,450	1.5
U.S. dollar	6,447,882	94.8

Total investments	$6,798,558	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Global Payments, Inc.	United States	4.0%
Veeva Systems, Inc.	United States	4.0
Atlassian Corp. plc	United States	3.4
Genmab A/S	Denmark	2.9
DexCom, Inc.	United States	2.9
Zynga, Inc.	United States	2.8
Zoom Video Communications, Inc.	United States	2.6
HubSpot, Inc.	United States	2.4
Ascendis Pharma A/S	Denmark	2.3
West Pharmaceutical Services, Inc.	United States	2.3

Total		29.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	67

Artisan Mid Cap Value Fund

Schedule of Investments – September 30, 2020

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.4%

AIR FREIGHT & LOGISTICS - 2.6%
Expeditors International of Washington, Inc.	488	$44,144

AUTO COMPONENTS - 5.8%
BorgWarner, Inc.	1,202	46,560
Gentex Corp.	1,987	51,155

		97,715
AUTOMOBILES - 3.7%
Thor Industries, Inc.	654	62,318

BANKS - 5.0%
BOK Financial Corp.	216	11,111
Fifth Third Bancorp	1,981	42,225
M&T Bank Corp.	329	30,297

		83,633
CAPITAL MARKETS - 4.2%
Moelis & Co., Class A	1,067	37,485
Northern Trust Corp.	418	32,586

		70,071
CHEMICALS - 4.5%
Axalta Coating Systems Ltd.*	185	4,098
Celanese Corp.	377	40,545
Corteva, Inc.	1,072	30,886

		75,529
CONSUMER FINANCE - 2.2%
Synchrony Financial	1,393	36,461

DIVERSIFIED CONSUMER SERVICES - 1.6%
H&R Block, Inc.	1,664	27,111

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.2%
GCI Liberty, Inc., Class A*	239	19,624

ELECTRICAL EQUIPMENT - 1.9%
nVent Electric plc	1,818	32,156

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.0%
Arrow Electronics, Inc.*	434	34,142

ENTERTAINMENT - 3.0%
Electronic Arts, Inc.*	211	27,555
Lions Gate Entertainment Corp., Class A*	1,196	11,339
Lions Gate Entertainment Corp., Class B*	1,310	11,421

		50,315
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) - 6.2%
Lamar Advertising Co., Class A	586	38,768
Public Storage	103	22,994
STORE Capital Corp.	669	18,339
Weyerhaeuser Co.	824	23,497

		103,598
FOOD & STAPLES RETAILING - 3.9%
Kroger Co. (The)	1,083	36,714
Sysco Corp.	462	28,741

		65,455
FOOD PRODUCTS - 1.9%
Tyson Foods, Inc., Class A	535	31,828

HEALTH CARE EQUIPMENT & SUPPLIES - 2.5%
DENTSPLY SIRONA, Inc.	959	41,944

HEALTH CARE PROVIDERS & SERVICES - 4.1%
AmerisourceBergen Corp.	361	35,026
Centene Corp.*	581	33,911

		68,937
HOTELS, RESTAURANTS & LEISURE - 4.1%
Marriott International, Inc., Class A	367	33,993
Vail Resorts, Inc.	162	34,616

		68,609
INSURANCE - 10.6%
Aon plc, Class A	178	36,620
Arch Capital Group Ltd.*	1,460	42,712
Globe Life, Inc.	624	49,853
Progressive Corp. (The)	508	48,071

		177,256
INTERACTIVE MEDIA & SERVICES - 3.8%
IAC/InterActiveCorp*	342	40,933
Match Group, Inc.*	215	23,752

		64,685
INTERNET & DIRECT MARKETING RETAIL - 3.1%
Expedia Group, Inc.	560	51,383

MACHINERY - 1.5%
Otis Worldwide Corp.	416	25,979

MARINE - 0.5%
Kirby Corp.*	232	8,385

MEDIA - 3.9%
News Corp., Class A	2,559	35,877
Omnicom Group, Inc.	591	29,252

		65,129

68	Artisan Partners Funds

	Shares Held	Value
ROAD & RAIL - 3.1%
AMERCO	148	$52,624

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
Analog Devices, Inc.	540	63,032

SPECIALTY RETAIL - 3.9%
AutoNation, Inc.*	1,226	64,882

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.3%
NetApp, Inc.	509	22,306

TRADING COMPANIES & DISTRIBUTORS - 2.5%
Air Lease Corp.	1,431	42,102

Total common stocks (Cost $1,169,083)		1,651,353

SHORT-TERM INVESTMENTS - 1.9%

INVESTMENT COMPANIES - 1.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.04%	10,834	10,834
Federated Treasury Obligations Fund - Institutional Class, 0.01%	10,516	10,516
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.02%	10,516	10,516

Total short-term investments (Cost $31,866)		31,866

Total investments - 100.3% (Cost $1,200,949)		1,683,219

Other assets less liabilities - (0.3%)		(4,458)

Total net assets - 100.0%(1)		$1,678,761

*	Non-income producing security.
(1)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$199,753	11.9%
Consumer Discretionary	372,018	22.1
Consumer Staples	97,283	5.8
Financials	367,421	21.8
Health Care	110,881	6.6
Industrials	205,390	12.2
Information Technology	119,480	7.1
Materials	75,529	4.5
Real Estate	103,598	6.1
Short-Term Investments	31,866	1.9

Total investments	$1,683,219	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
AutoNation, Inc.	United States	3.9%
Analog Devices, Inc.	United States	3.8
Thor Industries, Inc.	United States	3.7
AMERCO	United States	3.1
Expedia Group, Inc.	United States	3.1
Gentex Corp.	United States	3.0
Globe Life, Inc.	United States	3.0
Progressive Corp. (The)	United States	2.9
BorgWarner, Inc.	United States	2.8
Expeditors International of Washington, Inc.	United States	2.6

Total		31.9%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	69

Artisan Select Equity Fund

Schedule of Investments – September 30, 2020

Shares and dollar values in thousands

	Shares Held		Value
COMMON STOCKS - 92.2%

AEROSPACE & DEFENSE - 1.9%
BAE Systems plc(1)(2)	41		$251

AIR FREIGHT & LOGISTICS - 5.6%
FedEx Corp.	3		726

AIRLINES - 2.0%
Southwest Airlines Co.	7		263

BANKS - 3.9%
Citigroup, Inc.	12		512

CAPITAL MARKETS - 3.8%
Bank of New York Mellon Corp. (The)	14		497

CONSTRUCTION MATERIALS - 4.0%
HeidelbergCement AG(1)(2)	8		519

CONSUMER FINANCE - 4.9%
American Express Co.	6		635

DIVERSIFIED FINANCIAL SERVICES - 5.6%
Berkshire Hathaway, Inc., Class B*	3		726

HEALTH CARE EQUIPMENT & SUPPLIES - 5.7%
DENTSPLY SIRONA, Inc.	17		739

HEALTH CARE PROVIDERS & SERVICES - 5.3%
Anthem, Inc.	3		692

INSURANCE - 7.6%
Marsh & McLennan Cos., Inc.	4		412
Progressive Corp. (The)	6		572

			984
INTERACTIVE MEDIA & SERVICES - 10.4%
Alphabet, Inc., Class A*	–	(3)	712
Facebook, Inc., Class A*	2		649

			1,361
INTERNET & DIRECT MARKETING RETAIL - 8.8%
Booking Holdings, Inc.*	–	(3)	650
Expedia Group, Inc.	5		494

			1,144
IT SERVICES - 9.5%
Cognizant Technology Solutions Corp., Class A	11		744
IT SERVICES (CONTINUED)
Visa, Inc., Class A	2		495

			1,239
SPECIALTY RETAIL - 4.4%
Advance Auto Parts, Inc.	4		567

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.9%
Samsung Electronics Co. Ltd.(1)(2)	13		640

TEXTILES, APPAREL & LUXURY GOODS - 3.9%
Cie Financiere Richemont SA(1)(2)	8		512

Total common stocks (Cost $10,964)			12,007

SHORT-TERM INVESTMENTS - 8.5%

INVESTMENT COMPANIES - 8.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.04%	376		376
Federated Treasury Obligations Fund - Institutional Class, 0.01%	364		364
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.02%	365		365

Total short-term investments (Cost $1,105)			1,105

Total investments - 100.7% (Cost $12,069)			13,112

Other assets less liabilities - (0.7%)			(85)

Total net assets - 100.0%(4)			$13,027

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
BAE Systems plc	United Kingdom	British pound
Cie Financiere Richemont SA	Switzerland	Swiss franc
HeidelbergCement AG	Germany	Euro
Samsung Electronics Co. Ltd.	South Korea	Korean won

70	Artisan Partners Funds

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,922, or 14.8% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(3)	Amount less than one.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$1,361	10.4%
Consumer Discretionary	2,223	16.9
Financials	3,354	25.6
Health Care	1,431	10.9
Industrials	1,240	9.5
Information Technology	1,879	14.3
Materials	519	4.0
Short-Term Investments	1,105	8.4

Total investments	$13,112	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$251	1.9%
Euro	519	4.0
Korean won	640	4.9
Swiss franc	512	3.9
U.S. dollar	11,190	85.3

Total investments	$13,112	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Cognizant Technology Solutions Corp.	United States	5.7%
DENTSPLY SIRONA, Inc.	United States	5.7
FedEx Corp.	United States	5.6
Berkshire Hathaway, Inc.	United States	5.6
Alphabet, Inc.	United States	5.4
Anthem, Inc.	United States	5.3
Booking Holdings, Inc.	United States	5.0
Facebook, Inc.	United States	5.0
Samsung Electronics Co. Ltd.	South Korea	4.9
American Express Co.	United States	4.9

Total		53.1%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	71

Artisan Small Cap Fund

Schedule of Investments – September 30, 2020

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.4%

AEROSPACE & DEFENSE - 3.8%
BWX Technologies, Inc.	500	$28,179
Teledyne Technologies, Inc.*	276	85,604

		113,783
BIOTECHNOLOGY - 18.2%
Acceleron Pharma, Inc.*	417	46,974
Argenx SE, ADR*(1)	331	86,905
Ascendis Pharma A/S, ADR*(1)	583	89,935
Halozyme Therapeutics, Inc.*	4,517	118,719
Invitae Corp.*	526	22,802
Iovance Biotherapeutics, Inc.*	1,701	56,008
Orchard Therapeutics plc, ADR*(1)	1,627	6,686
Radius Health, Inc.*	782	8,863
Sage Therapeutics, Inc.*	196	11,954
Twist Bioscience Corp.*	172	13,104
Veracyte, Inc.*	2,068	67,197
Y-mAbs Therapeutics, Inc.*	436	16,741

		545,888
BUILDING PRODUCTS - 1.1%
Advanced Drainage Systems, Inc.	240	14,956
Trex Co., Inc.*	253	18,092

		33,048
CAPITAL MARKETS - 0.8%
Morningstar, Inc.	156	25,090

DIVERSIFIED CONSUMER SERVICES - 6.4%
Bright Horizons Family Solutions, Inc.*	311	47,257
Chegg, Inc.*	2,042	145,884

		193,141
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.9%
Cognex Corp.	336	21,899
Novanta, Inc.*	612	64,457

		86,356
ENTERTAINMENT - 3.4%
Zynga, Inc., Class A*	11,103	101,262

FOOD & STAPLES RETAILING - 1.4%
Casey’s General Stores, Inc.	234	41,505

HEALTH CARE EQUIPMENT & SUPPLIES - 5.5%
Glaukos Corp.*	775	38,402
iRhythm Technologies, Inc.*	244	58,005
Mesa Laboratories, Inc.	77	19,562
HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
Shockwave Medical, Inc.*	284	21,554
Vapotherm, Inc.*	934	27,091

		164,614
HEALTH CARE TECHNOLOGY - 1.0%
Tabula Rasa HealthCare, Inc.*	748	30,481

HOTELS, RESTAURANTS & LEISURE - 1.7%
Papa John’s International, Inc.	310	25,526
Wingstop, Inc.	190	25,915

		51,441
INSURANCE - 0.3%
Lemonade, Inc.*	188	9,344

IT SERVICES - 1.9%
Evo Payments, Inc., Class A*	871	21,644
LiveRamp Holdings, Inc.*	673	34,827

		56,471
LEISURE PRODUCTS - 0.6%
YETI Holdings, Inc.*	378	17,137

LIFE SCIENCES TOOLS & SERVICES - 4.5%
Adaptive Biotechnologies Corp.*	404	19,664
NeoGenomics, Inc.*	2,770	102,188
Repligen Corp.*	99	14,657

		136,509
MACHINERY - 3.9%
Ingersoll Rand, Inc.*	1,724	61,369
John Bean Technologies Corp.	621	57,094

		118,463
MEDIA - 1.4%
New York Times Co. (The), Class A	981	41,971

MULTILINE RETAIL - 2.6%
Ollie’s Bargain Outlet Holdings, Inc.*	894	78,080

PHARMACEUTICALS - 0.9%
MyoKardia, Inc.*	154	21,003
Tricida, Inc.*	729	6,603

		27,606
PROFESSIONAL SERVICES - 2.5%
Clarivate plc*(1)	2,443	75,713

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.5%
Cree, Inc.*	816	51,987

72	Artisan Partners Funds

	Shares Held	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
Lattice Semiconductor Corp.*	2,331	$67,504
Monolithic Power Systems, Inc.	265	74,183

		193,674
SOFTWARE - 25.7%
Avalara, Inc.*	455	57,883
Bentley Systems, Inc., Class B*	94	2,944
Blackline, Inc.*	1,245	111,625
Guidewire Software, Inc.*	679	70,839
HubSpot, Inc.*	393	114,701
JFrog Ltd.*(1)	193	16,331
LivePerson, Inc.*	1,906	99,114
Q2 Holdings, Inc.*	1,195	109,022
RealPage, Inc.*	433	24,960
Smartsheet, Inc., Class A*	299	14,786
Sumo Logic, Inc.*	307	6,687
Tyler Technologies, Inc.*	180	62,721
Zscaler, Inc.*	567	79,722

		771,335
SPECIALTY RETAIL - 1.4%
Floor & Decor Holdings, Inc., Class A*	547	40,880

Total common stocks (Cost $1,828,505)		2,953,792

SHORT-TERM INVESTMENTS - 2.4%

INVESTMENT COMPANIES - 2.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.04%	24,368	24,368
Federated Treasury Obligations Fund - Institutional Class, 0.01%	23,652	23,652
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.02%	23,651	23,651

Total short-term investments (Cost $71,671)		71,671

Total investments - 100.8% (Cost $1,900,176)		3,025,463

Other assets less liabilities - (0.8%)		(23,471)

Total net assets - 100.0%(2)		$3,001,992

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Argenx SE	Netherlands	U.S. dollar
Ascendis Pharma A/S	Denmark	U.S. dollar
Clarivate plc	United Kingdom	U.S. dollar
JFrog Ltd.	Israel	U.S. dollar
Orchard Therapeutics plc	United Kingdom	U.S. dollar

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation
ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$143,233	4.7%
Consumer Discretionary	380,679	12.6
Consumer Staples	41,505	1.4
Financials	34,434	1.1
Health Care	905,098	29.9
Industrials	341,007	11.3
Information Technology	1,107,836	36.6
Short-Term Investments	71,671	2.4

Total investments	$3,025,463	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Chegg, Inc.	United States	4.9%
Halozyme Therapeutics, Inc.	United States	4.0
HubSpot, Inc.	United States	3.8
Blackline, Inc.	United States	3.7
Q2 Holdings, Inc.	United States	3.6
NeoGenomics, Inc.	United States	3.4
Zynga, Inc.	United States	3.4
LivePerson, Inc.	United States	3.3
Ascendis Pharma A/S	Denmark	3.0
Argenx SE	Netherlands	2.9

Total		36.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	73

Artisan Sustainable Emerging Markets Fund

Schedule of Investments – September 30, 2020

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 99.0%

ARGENTINA - 4.8%
Despegar.com Corp.*	40	$253
Globant SA*	3	593
MercadoLibre, Inc.*	2	1,698

		2,544
BRAZIL - 3.7%
Arco Platform Ltd., Class A*	10	390
Cia Energetica de Minas Gerais (Preference)*	127	228
Itau Unibanco Holding SA (Preference)	116	467
Petroleo Brasileiro SA	96	341
Vale SA	50	529

		1,955
CHILE - 1.0%
Empresa Nacional de Telecomunicaciones SA	87	540

CHINA - 28.7%
Alibaba Group Holding Ltd., ADR*	19	5,559
Alibaba Group Holding Ltd.*(1)	25	913
Baidu, Inc., ADR*	5	625
Baozun, Inc., ADR*	13	419
China Life Insurance Co. Ltd., Class H(1)	262	594
China Traditional Chinese Medicine Holdings Co. Ltd.(1)	1,448	607
Estun Automation Co. Ltd., Class A*(1)	302	871
iQIYI, Inc., ADR*	19	428
Noah Holdings Ltd., ADR*	20	527
Prosus NV*(1)	19	1,777
Sinopharm Group Co. Ltd., Class H(1)	198	420
Tencent Music Entertainment Group, ADR*	20	300
Trip.com Group Ltd., ADR*	22	676
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A(1)	51	466
Zhuzhou CRRC Times Electric Co. Ltd., Class H(1)	322	1,085

		15,267
COLOMBIA - 0.7%
Banco Davivienda SA (Preference)	50	357

GREECE - 1.7%
Alpha Bank AE*(1)	391	237
JUMBO SA(1)	38	664

		901
HONG KONG - 4.3%
AIA Group Ltd.(1)	91	897
China High Precision Automation Group Ltd.*(2)	9,066	-
HONG KONG (CONTINUED)
Sino Biopharmaceutical Ltd.(1)	1,282	1,405

		2,302
INDIA - 9.8%
Havells India Ltd.(1)	63	584
ICICI Bank Ltd.*(1)	173	838
Kajaria Ceramics Ltd.(1)	104	783
Metropolis Healthcare Ltd.(1)	20	495
Reliance Industries Ltd.(1)	68	2,059
Westlife Development Ltd.*(1)	84	454

		5,213
INDONESIA - 3.0%
Astra International Tbk. PT(1)	1,023	308
Bank Rakyat Indonesia Persero Tbk. PT(1)	2,319	475
Indofood CBP Sukses Makmur Tbk. PT(1)	612	414
Telekomunikasi Indonesia Persero Tbk. PT(1)	2,357	407

		1,604
MALAYSIA - 0.9%
Public Bank Bhd.(1)	124	469

MEXICO - 1.5%
Cemex SAB de CV	955	362
Fomento Economico Mexicano SAB de CV	80	451

		813
PANAMA - 0.6%
Copa Holdings SA, Class A	7	342

PERU - 0.9%
Credicorp Ltd.	4	469

RUSSIA - 8.4%
Lukoil PJSC, ADR(1)	14	810
MMC Norilsk Nickel PJSC, ADR(1)	28	673
Polyus PJSC, GDR(1)	15	1,624
Sberbank of Russia PJSC(1)	272	798
Yandex NV, Class A*	9	593

		4,498
SAUDI ARABIA - 0.5%
Leejam Sports Co. JSC(1)	13	240

South Africa - 1.8%
FIRSTRAND LTD.(1)	202	496
Foschini Group Ltd. (The)(1)	97	476

		972
SOUTH KOREA - 11.1%
BGF retail Co. Ltd.(1)	5	486

74	Artisan Partners Funds

	Shares Held	Value
SOUTH KOREA (CONTINUED)
Big Hit Entertainment Co. Ltd.*(1)	2	$201
Samsung Biologics Co. Ltd.*(1)	2	1,001
Samsung Electronics Co. Ltd.(1)	75	3,769
Shinhan Financial Group Co. Ltd.(1)	18	427

		5,884
TAIWAN - 14.7%
E Ink Holdings, Inc.(1)	708	933
MediaTek, Inc.(1)	58	1,219
Sea Ltd., ADR*	2	316
Sunny Friend Environmental Technology Co. Ltd.(1)	123	978
Taiwan Semiconductor Manufacturing Co. Ltd.(1)	292	4,380

		7,826
THAILAND - 0.4%
Bangkok Bank PCL(1)	66	200

TURKEY - 0.5%
Turkiye Sinai Kalkinma Bankasi A/S*(1)	1,951	280

Total common stocks (Cost $41,956)		52,676

SHORT-TERM INVESTMENTS - 1.0%

INVESTMENT COMPANIES - 1.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.04%	186	186
Federated Treasury Obligations Fund - Institutional Class, 0.01%	180	180
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.02%	180	180

Total short-term investments (Cost $546)		546

Total investments - 100.0% (Cost $42,502)		53,222

Other assets less liabilities - 0.0%(3)		14

Total net assets - 100.0%(4)		$53,236

*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $36,213, or 68.0% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Amount rounds to less than 0.1%.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$3,410	6.4%
Consumer Discretionary	13,827	26.0
Consumer Staples	1,351	2.6
Energy	3,210	6.0
Financials	7,531	14.2
Health Care	3,928	7.4
Industrials	4,643	8.7
Information Technology	11,360	21.3
Materials	3,188	6.0
Utilities	228	0.4
Short-Term Investments	546	1.0

Total investments	$53,222	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$1,565	3.0%
Chilean peso	540	1.0
Chinese yuan renminbi offshore	1,337	2.5
Colombian peso	357	0.7
Euro	2,678	5.0
Hong Kong dollar	5,921	11.1
Indian rupee	5,213	9.8
Indonesian rupiah	1,604	3.0
Korean won	5,884	11.1
Malaysian ringgit	469	0.9
Mexican peso	813	1.5
New Taiwan dollar	7,510	14.1
Saudi riyal	240	0.5
South African rand	972	1.8
Thai baht	200	0.4
Turkish lira	280	0.5
U.S. dollar	17,639	33.1

Total investments	$53,222	100.0%

Artisan Partners Funds	75

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Alibaba Group Holding Ltd.	China	12.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	8.2
Samsung Electronics Co. Ltd.	South Korea	7.1
Reliance Industries Ltd.	India	3.9
Prosus NV	China	3.3
MercadoLibre, Inc.	Argentina	3.2
Polyus PJSC	Russia	3.1
Sino Biopharmaceutical Ltd.	Hong Kong	2.6
MediaTek, Inc.	Taiwan	2.3
Zhuzhou CRRC Times Electric Co. Ltd.	China	2.0

Total		47.9%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

76	Artisan Partners Funds

Artisan Value Fund

Schedule of Investments – September 30, 2020

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.4%

AEROSPACE & DEFENSE - 5.0%
Airbus SE*(1)(2)	81	$5,893
Raytheon Technologies Corp.	146	8,412

		14,305
AIR FREIGHT & LOGISTICS - 5.5%
FedEx Corp.	62	15,699

AUTO COMPONENTS - 1.8%
Cie Generale des Etablissements Michelin SCA(1)(2)	48	5,125

BANKS - 1.3%
Citigroup, Inc.	89	3,832

BIOTECHNOLOGY - 1.5%
AbbVie, Inc.	48	4,187

CAPITAL MARKETS - 6.8%
Blackstone Group, Inc. (The), Class A	29	1,490
E*TRADE Financial Corp.	181	9,067
Goldman Sachs Group, Inc. (The)	45	9,048

		19,605
CHEMICALS - 2.6%
Celanese Corp.	46	4,919
DuPont de Nemours, Inc.	46	2,529

		7,448
COMMUNICATIONS EQUIPMENT - 2.8%
Cisco Systems, Inc.	200	7,895

CONSUMER FINANCE - 2.3%
Synchrony Financial	248	6,499

DIVERSIFIED FINANCIAL SERVICES - 5.0%
Berkshire Hathaway, Inc., Class B*	68	14,408

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
GCI Liberty, Inc., Class A*	9	754

ENTERTAINMENT - 1.8%
Electronic Arts, Inc.*	39	5,022

HEALTH CARE EQUIPMENT & SUPPLIES - 2.6%
Medtronic plc	72	7,524

HEALTH CARE PROVIDERS & SERVICES - 3.2%
Fresenius Medical Care AG & Co. KGaA(1)(2)	107	9,051
HOTELS, RESTAURANTS & LEISURE - 5.0%
Compass Group plc(1)(2)	534	8,019
Marriott International, Inc., Class A	69	6,389

		14,408
INSURANCE - 2.9%
Arch Capital Group Ltd.*	280	8,201

INTERACTIVE MEDIA & SERVICES - 8.1%
Alphabet, Inc., Class C*	12	17,885
Facebook, Inc., Class A*	21	5,373

		23,258
INTERNET & DIRECT MARKETING RETAIL - 4.2%
Booking Holdings, Inc.*	7	12,033

MACHINERY - 0.9%
Otis Worldwide Corp.	43	2,695

MEDIA - 4.4%
Comcast Corp., Class A	272	12,603

OIL, GAS & CONSUMABLE FUELS - 1.4%
EOG Resources, Inc.	115	4,142

PHARMACEUTICALS - 2.8%
Sanofi(1)(2)	80	8,000

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
NXP Semiconductors NV(1)	56	7,038

SOFTWARE - 2.2%
Oracle Corp.	106	6,299

SPECIALTY RETAIL - 3.5%
AutoNation, Inc.*	188	9,946

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.5%
Apple, Inc.	36	4,151
Samsung Electronics Co. Ltd. (Preference)(1)(2)	202	8,724

		12,875
TOBACCO - 7.8%
Altria Group, Inc.	200	7,727
Philip Morris International, Inc.	112	8,373
Swedish Match AB(1)(2)	78	6,331

		22,431

Artisan Partners Funds	77

	Shares Held	Value
TRADING COMPANIES & DISTRIBUTORS - 2.7%
Air Lease Corp.	264	$7,762

Total common stocks (Cost $205,434)		273,045

SHORT-TERM INVESTMENTS - 4.6%

INVESTMENT COMPANIES - 4.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.04%	4,449	4,449
Federated Treasury Obligations Fund - Institutional Class, 0.01%	4,319	4,319
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.02%	4,319	4,319

Total short-term investments (Cost $13,087)		13,087

Total investments - 100.0% (Cost $218,521)		286,132

Other assets less liabilities - 0.0%(3)		60

Total net assets - 100.0%(4)		$286,192

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Airbus SE	France	Euro
Cie Generale des Etablissements Michelin SCA	France	Euro
Compass Group plc	United Kingdom	British pound
Fresenius Medical Care AG & Co. KGaA	Germany	Euro
NXP Semiconductors NV	Netherlands	U.S. dollar
Samsung Electronics Co. Ltd. (Preference)	South Korea	Korean won
Sanofi	France	Euro
Swedish Match AB	Sweden	Swedish krona

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $51,143, or 17.9% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(3)	Amount rounds to less than 0.1%.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$41,637	14.5%
Consumer Discretionary	41,512	14.5
Consumer Staples	22,431	7.8
Energy	4,142	1.5
Financials	52,545	18.4
Health Care	28,762	10.1
Industrials	40,461	14.1
Information Technology	34,107	11.9
Materials	7,448	2.6
Short-Term Investments	13,087	4.6

Total investments	$286,132	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$8,019	2.8%
Euro	28,069	9.8
Korean won	8,724	3.1
Swedish krona	6,331	2.2
U.S. dollar	234,989	82.1

Total investments	$286,132	100.0%

78	Artisan Partners Funds

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Alphabet, Inc.	United States	6.2%
FedEx Corp.	United States	5.5
Berkshire Hathaway, Inc.	United States	5.0
Comcast Corp.	United States	4.4
Booking Holdings, Inc.	United States	4.2
AutoNation, Inc.	United States	3.5
E*TRADE Financial Corp.	United States	3.2
Fresenius Medical Care AG & Co. KGaA	Germany	3.2
Goldman Sachs Group, Inc. (The)	United States	3.2
Samsung Electronics Co. Ltd. (Preference)	South Korea	3.0

Total		41.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	79

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – September 30, 2020

Dollar values in thousands

	DEVELOPING WORLD	FOCUS		GLOBAL DISCOVERY	GLOBAL EQUITY
ASSETS:
Investments in securities, unaffiliated, at value	$6,464,570	$1,352,562		$205,543	$251,808
Short-term investments (investment companies), at value	186,122	80,067		4,836	4,020
Total investments	6,650,692	1,432,629		210,379	255,828
Foreign currency	24,213	–		119	407
Unrealized appreciation on foreign currency forward contracts	–	994		–	–
Receivable from investments sold	90,305	20,480		303	4,177
Receivable from fund shares sold	26,880	2,975		231	236
Dividends and interest receivable	272	291		42	314
Other assets	174	31		8	22
Total assets	6,792,536	1,457,400		211,082	260,984
LIABILITIES:
Written options, at value	–	12,992	(1)	–	–
Payable for investments purchased	154,614	7,601		491	3,778
Payable for fund shares redeemed	3,787	271		–	29
Payable for operating expenses	763	249		112	119
Payable for management fees	867	193		26	31
Payable for deferred director’s compensation	162	29		8	20
Payable for foreign taxes on unrealized gains	–	–		–	110
Total liabilities	160,193	21,335		637	4,087
Total net assets	$6,632,343	$1,436,065		$210,445	$256,897
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$3,761,177	$1,156,492		$143,771	$166,864
Total distributable earnings	2,871,166	279,573		66,674	90,033
Total net assets	$6,632,343	$1,436,065		$210,445	$256,897
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$643,044	$262,246		$106,480	$134,498
Advisor Shares	$3,513,504	$735,871		$19,698	$13,092
Institutional Shares	$2,475,795	$437,948		$84,267	$109,307
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	27,979,538	14,299,272		5,786,718	5,839,495
Advisor Shares	151,884,109	40,086,273		1,070,078	568,346
Institutional Shares	106,603,260	23,834,316		4,576,142	4,709,315
Net asset value per share
Investor Shares	$22.98	$18.34		$18.40	$23.03
Advisor Shares	$23.13	$18.36		$18.41	$23.04
Institutional Shares	$23.22	$18.37		$18.41	$23.21
Cost of total investments	$3,936,591	$1,150,574		$146,271	$190,211
Cost of foreign currency held	$21,026	$–		$116	$323

(1) Written options, premiums received $8,521

The accompanying notes are an integral part of the financial statements.

80	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – September 30, 2020 (Continued)

Dollar values in thousands

	GLOBAL OPPORTUNITIES	GLOBAL VALUE	HIGH INCOME	INTERNATIONAL
ASSETS:
Investments in securities, unaffiliated, at value	$4,636,716	$1,731,865	$4,679,514	$9,412,726
Short-term investments (investment companies), at value	143,435	94,032	73,929	250,831
Total investments	4,780,151	1,825,897	4,753,443	9,663,557
Cash	–	–	5,874	–
Due from broker	–	–	4,387	–
Foreign currency	331	1,945	–	10,936
Unrealized appreciation on foreign currency forward contracts	–	588	142	–
Receivable from investments sold	4,677	37,495	47,634	107,546
Receivable from fund shares sold	17,747	171	13,337	3,481
Receivable for variation margin on futures contracts	–	–	689	–
Dividends and interest receivable	1,249	7,824	69,199	29,902
Other assets	224	220	222	990
Total assets	4,804,379	1,874,140	4,894,927	9,816,412
LIABILITIES:
Unrealized depreciation on foreign currency forward contracts	–	3,004	–	–
Payable for investments purchased	18,450	45,146	63,521	135,891
Payable for fund shares redeemed	1,875	717	9,314	15,289
Dividends payable	–	–	3,849	–
Payable for operating expenses	684	1,045	822	2,320
Payable for management fees	565	260	446	1,219
Payable for deferred director’s compensation	212	208	209	953
Total liabilities	21,786	50,380	78,161	155,672
Total net assets	$4,782,593	$1,823,760	$4,816,766	$9,660,740
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$2,837,761	$1,688,923	$4,843,013	$6,622,189
Total distributable earnings (loss)	1,944,832	134,837	(26,247)	3,038,551
Total net assets	$4,782,593	$1,823,760	$4,816,766	$9,660,740
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$1,358,867	$242,744	$1,149,422	$3,142,072
Advisor Shares	$957,127	$259,859	$2,281,480	$1,799,962
Institutional Shares	$2,466,599	$1,321,157	$1,385,864	$4,718,706
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	38,951,127	15,231,715	120,566,033	95,606,278
Advisor Shares	27,268,724	16,335,245	239,443,484	54,880,599
Institutional Shares	69,533,629	82,791,668	145,456,636	142,646,070
Net asset value per share
Investor Shares	$34.89	$15.94	$9.53	$32.86
Advisor Shares	$35.10	$15.91	$9.53	$32.80
Institutional Shares	$35.47	$15.96	$9.53	$33.08
Cost of total investments	$3,137,326	$1,591,042	$4,657,801	$6,852,879
Cost of foreign currency held	$330	$1,934	$–	$8,611

(1) Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	81

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – September 30, 2020 (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL-MID	INTERNATIONAL VALUE	MID CAP		MID CAP VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$3,247,489	$12,297,355	$6,653,248		$1,651,353
Investments in securities, affiliated, at value	27,433	–	–		–
Short-term investments (investment companies), at value	187,348	1,252,636	145,310		31,866
Total investments	3,462,270	13,549,991	6,798,558		1,683,219
Foreign currency	727	3,170	–	(1)	–
Unrealized appreciation on foreign currency forward contracts	–	7,251	–		–
Receivable from investments sold	13,686	13,446	–		–
Receivable from fund shares sold	5,895	19,413	11,257		1,014
Dividends and interest receivable	4,728	58,417	87		1,917
Other assets	79	1,051	491		279
Total assets	3,487,385	13,652,739	6,810,393		1,686,429
LIABILITIES:
Unrealized depreciation on foreign currency forward contracts	–	40,805	–		–
Payable for investments purchased	24,515	6,889	11,962		3,729
Payable for fund shares redeemed	1,474	18,509	6,398		2,854
Payable for operating expenses	416	8,227	1,035		596
Payable for management fees	480	1,716	855		218
Payable for deferred director’s compensation	74	1,003	471		271
Payable for foreign taxes on unrealized gains	–	1,680	–		–
Total liabilities	26,959	78,829	20,721		7,668
Total net assets	$3,460,426	$13,573,910	$6,789,672		$1,678,761
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$2,747,049	$12,415,276	$3,380,503		$1,176,937
Total distributable earnings	713,377	1,158,634	3,409,169		501,824
Total net assets	$3,460,426	$13,573,910	$6,789,672		$1,678,761
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$400,490	$1,983,618	$2,106,948		$541,320
Advisor Shares	$1,223,773	$3,645,568	$667,057		$518,198
Institutional Shares	$1,836,163	$7,944,724	$4,015,667		$619,243
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	23,108,380	60,217,451	44,122,129		33,282,136
Advisor Shares	70,515,285	110,805,775	13,801,323		31,932,734
Institutional Shares	104,666,543	240,307,210	74,015,811		38,121,289
Net asset value per share
Investor Shares	$17.33	$32.94	$47.75		$16.26
Advisor Shares	$17.35	$32.90	$48.33		$16.23
Institutional Shares	$17.54	$33.06	$54.25		$16.24
Cost of total investments	$2,714,884	$12,061,356	$4,008,200		$1,200,949
Cost of securities of affiliated issuers held	$16,540	$–	$–		$–
Cost of foreign currency held	$726	$3,148	$–	(1)	$–

(1) Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

82	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – September 30, 2020 (Continued)

Dollar values in thousands

	SELECT EQUITY	SMALL CAP	SUSTAINABLE EMERGING MARKETS		VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$12,007	$2,953,792	$52,676		$273,045
Short-term investments (investment companies), at value	1,105	71,671	546		13,087
Total investments	13,112	3,025,463	53,222		286,132
Foreign currency	–	–	320		–
Receivable from investments sold	88	–	600		4,124
Receivable from fund shares sold	4	6,143	13		187
Receivable from the Adviser	3	–	–		–
Dividends and interest receivable	10	133	64		498
Other assets	1	131	11		46
Total assets	13,218	3,031,870	54,230		290,987
LIABILITIES:
Payable for investments purchased	102	26,987	580		3,920
Payable for fund shares redeemed	–	1,849	13		565
Payable for operating expenses	87	537	176		237
Payable for management fees	–	382	5		29
Payable for deferred director’s compensation	2	123	12		44
Payable for foreign taxes	–	–	208	(1)	–
Total liabilities	191	29,878	994		4,795
Total net assets	$13,027	$3,001,992	$53,236		$286,192
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$12,322	$1,716,081	$178,364		$196,802
Total distributable earnings (loss)	705	1,285,911	(125,128)		89,390
Total net assets	$13,027	$3,001,992	$53,236		$286,192
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$983	$896,297	$46,541		$78,717
Advisor Shares	$778	$999,213			$84,035
Institutional Shares	$11,266	$1,106,482	$6,695		$123,440
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	96,681	20,943,128	2,838,903		6,341,797
Advisor Shares	76,411	23,219,904			6,793,336
Institutional Shares	1,106,528	25,249,992	404,410		9,956,141
Net asset value per share
Investor Shares	$10.17	$42.80	$16.39		$12.41
Advisor Shares	$10.18	$43.03			$12.37
Institutional Shares	$10.18	$43.82	$16.56		$12.40
Cost of total investments	$12,069	$1,900,176	$42,502		$218,521
Cost of foreign currency held	$–	$–	$307		$–

(1) Including foreign taxes on unrealized gains	$–	$–	$182		$–

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	83

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Year Ended September 30, 2020

Dollar values in thousands

	DEVELOPING WORLD	FOCUS	GLOBAL DISCOVERY	GLOBAL EQUITY
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$13,150	$9,133	$730	$2,072
Income from non-cash dividends from unaffiliated issuers	–	–	–	201
Total investment income	13,150	9,133	730	2,273
EXPENSES:
Management fees	41,355	10,263	1,440	2,150
Transfer agent fees
Investor Shares	892	536	220	300
Advisor Shares	1,853	573	25	5
Institutional Shares	39	21	21	31
Custodian fees	335	23	33	27
Accounting fees	71	69	74	71
Professional fees	173	87	65	72
Registration fees
Investor Shares	54	43	22	25
Advisor Shares	146	48	7	3
Institutional Shares	53	11	8	5
Director’s fees	149	39	6	9
Other operating expenses	371	112	41	57
Total operating expenses	45,491	11,825	1,962	2,755
Less amounts waived or paid by the Adviser	–	–	(30)	(8)
Net expenses	45,491	11,825	1,932	2,747
Net investment (loss)	(32,341)	(2,692)	(1,202)	(474)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(3)	300,242	7,059	5,224	43,064
Foreign currency forward contracts	–	(6,344)	–	–
Foreign currency related transactions	(2,668)	(43)	(5)	(129)
Written options	–	14,253	–	–
Total realized gain	297,574	14,925	5,219	42,935
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers (4)	2,168,867	236,643	48,523	8,699
Foreign currency forward contracts	–	446	–	–
Foreign currency related transactions	4,241	– (1)	4	151
Written options	–	(4,471)	–	–
Total increase in unrealized appreciation or depreciation	2,173,108	232,618	48,527	8,850
Net gain on investments and foreign currency related transactions	2,470,682	247,543	53,746	51,785
Net increase in net assets resulting from operations	$2,438,341	$244,851	$52,544	$51,311

(1) Amount rounds to less than $1
(2) Net of foreign taxes withheld on dividends, unaffiliated issuers	$776	$92	$51	$129
(3) Net of foreign taxes on realized gains	–	–	7	–
(4) Net of increase in foreign taxes on unrealized gains	–	–	–	110

The accompanying notes are an integral part of the financial statements.

84	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Year Ended September 30, 2020 (Continued)

Dollar values in thousands

	GLOBAL OPPORTUNITIES	GLOBAL VALUE	HIGH INCOME	INTERNATIONAL
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$32,089	$42,631	$1,480	$132,666
Income from non-cash dividends from unaffiliated issuers	2,750	–	–	14,914
Interest	–	–	289,358	–
Total investment income	34,839	42,631	290,838	147,580
EXPENSES:
Management fees	33,584	25,044	27,408	92,053
Transfer agent fees
Investor Shares	2,573	880	2,020	7,805
Advisor Shares	669	406	1,970	1,586
Institutional Shares	38	38	44	52
Custodian fees	147	120	45	776
Accounting fees	72	72	135	72
Professional fees	153	152	190	410
Registration fees
Investor Shares	48	26	68	38
Advisor Shares	100	40	106	46
Institutional Shares	27	40	36	53
Director’s fees	149	113	158	421
Other operating expenses	319	244	485	768
Total operating expenses	37,879	27,175	32,665	104,080
Net investment income (loss)	(3,040)	15,456	258,173	43,500
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	360,424	25,411	(26,236)	411,903
Foreign currency forward contracts	–	2,072	(302)	–
Foreign currency related transactions	(354)	90	(69)	(4,388)
Futures contracts	–	–	(22,172)	–
Total realized gain (loss)	360,070	27,573	(48,779)	407,515
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	906,778	(227,831)	81,150	137,349
Foreign currency forward contracts	–	(5,050)	142	–
Foreign currency related transactions	50	287	4	5,532
Futures contracts	–	–	(2,659)	–
Unfunded loan commitments	–	–	10	–
Total increase (decrease) in unrealized appreciation or depreciation	906,828	(232,594)	78,647	142,881
Net gain (loss) on investments and foreign currency related transactions	1,266,898	(205,021)	29,868	550,396
Net increase (decrease) in net assets resulting from operations	$1,263,858	$(189,565)	$288,041	$593,896

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$760	$2,648	$–	$11,848

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	85

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Year Ended September 30, 2020 (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL-MID	INTERNATIONAL VALUE	MID CAP	MID CAP VALUE
INVESTMENT INCOME:
Income from non-cash dividends from unaffiliated issuers	$33,762	$–	$–	$–
Dividends, from unaffiliated issuers(1)	18,891	246,257	20,257	39,476
Total investment income	52,653	246,257	20,257	39,476
EXPENSES:
Management fees	21,814	126,157	51,356	18,089
Transfer agent fees
Investor Shares	680	5,089	3,871	1,468
Advisor Shares	684	3,721	397	347
Institutional Shares	38	52	54	36
Custodian fees	143	1,204	61	16
Accounting fees	72	72	33	53
Professional fees	127	503	203	133
Registration fees
Investor Shares	42	33	42	25
Advisor Shares	115	97	39	28
Institutional Shares	103	123	60	28
Director’s fees	74	565	216	81
Other operating expenses	228	1,454	451	285
Total operating expenses	24,120	139,070	56,783	20,589
Net investment income (loss)	28,533	107,187	(36,526)	18,887
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(2)	(30,545)	(142,784)	844,620	45,143
Investments, from affiliated issuers	4,119	–	–	–
Foreign currency forward contracts	–	19,737	–	–
Foreign currency related transactions	(1,911)	495	(4)	–
Total realized gain (loss)	(28,337)	(122,552)	844,616	45,143
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers (3)	622,948	(380,411)	1,333,217	(197,454)
Investments, from affiliated issuers	10,893	–	–	–
Foreign currency forward contracts	–	(51,830)	–	–
Foreign currency related transactions	134	1,975	4	–
Total increase (decrease) in unrealized appreciation or depreciation	633,975	(430,266)	1,333,221	(197,454)
Net gain (loss) on investments and foreign currency related transactions	605,638	(552,818)	2,177,837	(152,311)
Net increase (decrease) in net assets resulting from operations	$634,171	$(445,631)	$2,141,311	$(133,424)

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$1,584	$27,217	$59	$121
(2) Net of foreign taxes on realized gains	–	(32)	–	–
(3) Net of increase in foreign taxes on unrealized gains	–	1,680	–	–

The accompanying notes are an integral part of the financial statements.

86	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Year Ended September 30, 2020 (Continued)

Dollar values in thousands

	SELECT EQUITY (1)	SMALL CAP	SUSTAINABLE EMERGING MARKETS	VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(3)	$91	$3,261	$964	$6,764
Income from non-cash dividends from unaffiliated issuers	–	–	551	–
Total investment income	91	3,261	1,515	6,764
EXPENSES:
Management fees	53	21,194	517	2,732
Transfer agent fees
Investor Shares	22	1,524	139	313
Advisor Shares	21	650		110
Institutional Shares	21	36	31	33
Custodian fees	2	22	4	13
Accounting fees	8	54	72	40
Professional fees	29	103	87	62
Registration fees
Investor Shares	29	33	22	22
Advisor Shares	29	57		23
Institutional Shares	29	47	22	11
Director’s fees	6	85	6	17
Other operating expenses	25	377	28	70
Total operating expenses	274	24,182	928	3,446
Less amounts waived or paid by the Adviser	(196)	–	(241)	(43)
Net expenses	78	24,182	687	3,403
Net investment income (loss)	13	(20,921)	828	3,361
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(4)	(402)	219,364	(931)	33,844
Foreign currency related transactions	(8)	–	(17)	3
Total realized gain (loss)	(410)	219,364	(948)	33,847
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(5)	1,043	586,046	4,696	(39,735)
Foreign currency related transactions	– (2)	–	17	– (2)
Total increase (decrease) in unrealized appreciation or depreciation	1,043	586,046	4,713	(39,735)
Net gain (loss) on investments and foreign currency related transactions	633	805,410	3,765	(5,888)
Net increase (decrease) in net assets resulting from operations	$646	$784,489	$4,593	$(2,527)

(1) For the period from commencement of operations (February 28, 2020) through September 30, 2020.
(2) Amount rounds to less than $1
(3) Net of foreign taxes withheld on dividends, unaffiliated issuers	$4	$–	$132	$229
(4) Net of foreign taxes on realized gains	–	–	3	–
(5) Net of increase in foreign taxes on unrealized gains	–	–	56	–

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	87

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets

Dollar values in thousands

	DEVELOPING WORLD		FOCUS
	Year Ended 9/30/2020	Year Ended 9/30/2019	Year Ended 9/30/2020	Year Ended 9/30/2019
OPERATIONS:
Net investment loss	$(32,341)	$(5,801)	$(2,692)	$(16)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	300,242	17,101	7,059	20,511
Foreign currency forward contracts	–	–	(6,344)	2,980
Foreign currency related transactions	(2,668)	220	(43)	(7)
Written options	–	–	14,253	(2,175)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	2,168,867	360,537	236,643	39,516
Foreign currency forward contracts	–	–	446	473
Foreign currency related transactions	4,241	(995)	– (1)	– (1)
Written options	–	–	(4,471)	4
Net increase in net assets resulting from operations	2,438,341	371,062	244,851	61,286
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	–	(45)	(6,980)	(4,461)
Advisor Shares	–	(609)	(21,727)	(2,027)
Institutional Shares	(56)	(230)	–	–
Total distributions to shareholders	(56)	(884)	(28,707)	(6,488)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	1,532,283	100,622	528,442	518,873
Total increase in net assets	3,970,568	470,800	744,586	573,671
Net assets, beginning of year	2,661,775	2,190,975	691,479	117,808
Net assets, end of year	$6,632,343	$2,661,775	$1,436,065	$691,479

(1) Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

88	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL DISCOVERY		GLOBAL EQUITY
	Year Ended 9/30/2020	Year Ended 9/30/2019	Year Ended 9/30/2020	Year Ended 9/30/2019
OPERATIONS:
Net investment income (loss)	$(1,202)	$(533)	$(474)	$25
Net realized gain (loss) on:
Investments, from unaffiliated issuers	5,224	(1,024)	43,064	13,230
Foreign currency related transactions	(5)	1	(129)	(14)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	48,523	9,229	8,699	(4,529)
Foreign currency related transactions	4	– (1)	151	(63)
Net increase in net assets resulting from operations	52,544	7,673	51,311	8,649
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	–	–	(10,288)	(16,503)
Advisor Shares	–	–	–	–
Institutional Shares	–	–	(11,682)	(24,802)
Total distributions to shareholders	–	–	(21,970)	(41,305)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	50,578	24,329	(27,399)	(32,416)
Total increase (decrease) in net assets	103,122	32,002	1,942	(65,072)
Net assets, beginning of year	107,323	75,321	254,955	320,027
Net assets, end of year	$210,445	$107,323	$256,897	$254,955

(1) Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	89

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL OPPORTUNITIES		GLOBAL VALUE
	Year Ended 9/30/2020	Year Ended 9/30/2019	Year Ended 9/30/2020	Year Ended 9/30/2019
OPERATIONS:
Net investment income (loss)	$(3,040)	$3,941	$15,456	$47,082
Net realized gain (loss) on:
Investments, from unaffiliated issuers	360,424	222,938	25,411	(765)
Foreign currency forward contracts	–	–	2,072	(1,519)
Foreign currency related transactions	(354)	(30)	90	(180)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	906,778	(90,528)	(227,831)	(91,871)
Foreign currency forward contracts	–	–	(5,050)	2,772
Foreign currency related transactions	50	(23)	287	(108)
Net increase (decrease) in net assets resulting from operations	1,263,858	136,298	(189,565)	(44,589)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(74,481)	(68,096)	(6,704)	(36,013)
Advisor Shares	(43,758)	(31,641)	(9,262)	(44,524)
Institutional Shares	(123,621)	(93,750)	(32,160)	(118,223)
Total distributions to shareholders	(241,860)	(193,487)	(48,126)	(198,760)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	365,644	47,054	(1,014,427)	(400,923)
Total increase (decrease) in net assets	1,387,642	(10,135)	(1,252,118)	(644,272)
Net assets, beginning of year	3,394,951	3,405,086	3,075,878	3,720,150
Net assets, end of year	$4,782,593	$3,394,951	$1,823,760	$3,075,878

The accompanying notes are an integral part of the financial statements.

90	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	HIGH INCOME		INTERNATIONAL
	Year Ended 9/30/2020	Year Ended 9/30/2019	Year Ended 9/30/2020	Year Ended 9/30/2019
OPERATIONS:
Net investment income	$258,173	$220,558	$43,500	$117,234
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(26,236)	(48,346)	411,903	450,782
Foreign currency forward contracts	(302)	–	–	–
Foreign currency related transactions	(69)	–	(4,388)	(753)
Futures contracts	(22,172)	(15,310)	–	–
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	81,150	6,849	137,349	(27,454)
Foreign currency forward contracts	142	–	–	–
Foreign currency related transactions	4	–	5,532	(1,749)
Futures contracts	(2,659)	1,580	–	–
Unfunded loan commitments	10	(33)	–	–
Net increase in net assets resulting from operations	288,041	165,298	593,896	538,060
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(54,034)	(69,933)	(205,368)	(359,809)
Advisor Shares	(134,063)	(131,657)	(115,091)	(186,300)
Institutional Shares	(68,979)	(32,024)	(245,714)	(449,372)
Total distributions to shareholders	(257,076)	(233,614)	(566,173)	(995,481)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	997,489	610,675	(926,091)	(1,900,318)
Total increase (decrease) in net assets	1,028,454	542,359	(898,368)	(2,357,739)
Net assets, beginning of year	3,788,312	3,245,953	10,559,108	12,916,847
Net assets, end of year	$4,816,766	$3,788,312	$9,660,740	$10,559,108

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	91

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL-MID		INTERNATIONAL VALUE
	Year Ended 9/30/2020	Year Ended 9/30/2019	Year Ended 9/30/2020	Year Ended 9/30/2019
OPERATIONS:
Net investment income	$28,533	$529	$107,187	$271,113
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(30,545)	21,077	(142,784)	259,418
Investments, from affiliated issuers	4,119	(1,952)	–	29,177
Foreign currency forward contracts	–	–	19,737	(11,337)
Foreign currency related transactions	(1,911)	(266)	495	(1,525)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	622,948	30,363	(380,411)	(665,619)
Investments, from affiliated issuers	10,893	(1,745)	–	97,201
Foreign currency forward contracts	–	–	(51,830)	17,654
Foreign currency related transactions	134	(46)	1,975	(891)
Net increase (decrease) in net assets resulting from operations	634,171	47,960	(445,631)	(4,809)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(343)	(74,416)	(81,523)	(170,987)
Advisor Shares	(1,296)	–	(136,062)	(253,519)
Institutional Shares	(1,966)	(30,412)	(226,033)	(416,576)
Total distributions to shareholders	(3,605)	(104,828)	(443,618)	(841,082)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	1,608,852	873,751	195,049	(236,695)
Total increase (decrease) in net assets	2,239,418	816,883	(694,200)	(1,082,586)
Net assets, beginning of year	1,221,008	404,125	14,268,110	15,350,696
Net assets, end of year	$3,460,426	$1,221,008	$13,573,910	$14,268,110

The accompanying notes are an integral part of the financial statements.

92	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	MID CAP		MID CAP VALUE
	Year Ended 9/30/2020	Year Ended 9/30/2019	Year Ended 9/30/2020	Year Ended 9/30/2019
OPERATIONS:
Net investment income (loss)	$(36,526)	$(25,283)	$18,887	$16,125
Net realized gain (loss) on:
Investments, from unaffiliated issuers	844,620	537,218	45,143	287,026
Foreign currency related transactions	(4)	(9)	–	–
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	1,333,217	(373,052)	(197,454)	(433,551)
Foreign currency related transactions	4	(4)	–	1
Net increase (decrease) in net assets resulting from operations	2,141,311	138,870	(133,424)	(130,399)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(191,072)	(345,115)	(80,183)	(148,246)
Advisor Shares	(51,336)	(106,197)	(62,696)	(116,973)
Institutional Shares	(326,991)	(557,303)	(78,963)	(131,142)
Total distributions to shareholders	(569,399)	(1,008,615)	(221,842)	(396,361)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	159,288	(236,474)	(235,550)	(507,601)
Total increase (decrease) in net assets	1,731,200	(1,106,219)	(590,816)	(1,034,361)
Net assets, beginning of year	5,058,472	6,164,691	2,269,577	3,303,938
Net assets, end of year	$6,789,672	$5,058,472	$1,678,761	$2,269,577

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	93

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	SELECT EQUITY	SMALL CAP
	Period Ended 9/30/2020(1)	Year Ended 9/30/2020	Year Ended 9/30/2019
OPERATIONS:
Net investment income (loss)	$13	$(20,921)	$(13,358)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(402)	219,364	146,505
Foreign currency related transactions	(8)	–	–
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	1,043	586,046	(104,719)
Foreign currency related transactions	– (2)	–	–
Net increase in net assets resulting from operations	646	784,489	28,428
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	–	(47,579)	(67,769)
Advisor Shares	–	(47,497)	(68,313)
Institutional Shares	–	(50,532)	(108,871)
Total distributions to shareholders	–	(145,608)	(244,953)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	12,381	526,143	247,614
Total increase in net assets	13,027	1,165,024	31,089
Net assets, beginning of period	–	1,836,968	1,805,879
Net assets, end of period	$13,027	$3,001,992	$1,836,968

(1) For the period from commencement of operations (February 28, 2020) through September 30, 2020.
(2) Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

94	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	SUSTAINABLE EMERGING MARKETS		VALUE
	Year Ended 9/30/2020	Year Ended 9/30/2019	Year Ended 9/30/2020	Year Ended 9/30/2019
OPERATIONS:
Net investment income	$828	$658	$3,361	$4,208
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(931)	(1,098)	33,844	12,405
Foreign currency related transactions	(17)	(38)	3	1
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	4,696	1,435	(39,735)	(30,321)
Foreign currency related transactions	17	(6)	– (1)	–
Net increase (decrease) in net assets resulting from operations	4,593	951	(2,527)	(13,707)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(815)	(449)	(6,095)	(20,958)
Advisor Shares			(4,595)	(15,288)
Institutional Shares	(72)	(34)	(7,269)	(21,766)
Total distributions to shareholders	(887)	(483)	(17,959)	(58,012)
FUND SHARE ACTIVITIES:
Net decrease in net assets resulting from fund share activities	(2,502)	(3,840)	(101,620)	(20,709)
Total increase (decrease) in net assets	1,204	(3,372)	(122,106)	(92,428)
Net assets, beginning of year	52,032	55,404	408,298	500,726
Net assets, end of year	$53,236	$52,032	$286,192	$408,298

(1) Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	95

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
DEVELOPING WORLD FUND
Investor Shares
9/30/2020	$13.44	(0.17)	9.71	9.54	—	—	—	$22.98
9/30/2019	$11.17	(0.07)	2.34	2.27	— (5)	—	— (5)	$13.44
9/30/2018	$12.83	— (5)	(1.23)	(1.23)	(0.02)	(0.41)	(0.43)	$11.17
9/30/2017	$10.51	0.03	2.34	2.37	(0.01)	(0.04)	(0.05)	$12.83
9/30/2016	$8.39	0.02	2.10	2.12	—	—	—	$10.51
Advisor Shares
9/30/2020	$13.51	(0.14)	9.76	9.62	—	—	—	$23.13
9/30/2019	$11.21	(0.03)	2.34	2.31	(0.01)	—	(0.01)	$13.51
9/30/2018	$12.87	0.03	(1.25)	(1.22)	(0.03)	(0.41)	(0.44)	$11.21
9/30/2017	$10.54	0.05	2.35	2.40	(0.03)	(0.04)	(0.07)	$12.87
9/30/2016	$8.39	0.03	2.12	2.15	—	—	—	$10.54
Institutional Shares
9/30/2020	$13.55	(0.13)	9.80	9.67	— (5)	—	— (5)	$23.22
9/30/2019	$11.23	(0.02)	2.34	2.32	— (5)	—	— (5)	$13.55
9/30/2018	$12.89	0.04	(1.25)	(1.21)	(0.04)	(0.41)	(0.45)	$11.23
9/30/2017	$10.56	0.06	2.34	2.40	(0.03)	(0.04)	(0.07)	$12.89
9/30/2016	$8.39	0.04	2.13	2.17	—	—	—	$10.56
FOCUS FUND
Investor Shares
9/30/2020	$15.63	(0.06)	3.35	3.29	(0.04)	(0.54)	(0.58)	$18.34
9/30/2019	$14.39	(0.01)	1.70	1.69	— (5)	(0.45)	(0.45)	$15.63
9/30/2018	$11.79	(0.04)	3.82	3.78	—	(1.18)	(1.18)	$14.39
9/30/2017(17)	$10.00	(0.02)	1.81	1.79	—	—	—	$11.79
Advisor Shares
9/30/2020	$15.66	(0.04)	3.35	3.31	(0.07)	(0.54)	(0.61)	$18.36
9/30/2019	$14.39	0.01	1.71	1.72	—	(0.45)	(0.45)	$15.66
9/30/2018(18)	$13.82	— (5)	0.57	0.57	—	—	—	$14.39
Institutional Shares
9/30/2020(6)	$16.37	(0.01)	2.01	2.00	—	—	—	$18.37
GLOBAL DISCOVERY FUND
Investor Shares
9/30/2020	$13.39	(0.13)	5.14	5.01	—	—	—	$18.40
9/30/2019	$12.40	(0.08)	1.07	0.99	—	—	—	$13.39
9/30/2018	$10.32	(0.09)	2.23	2.14	— (5)	(0.06)	(0.06)	$12.40
9/30/2017(7)	$10.00	(0.01)	0.33	0.32	—	—	—	$10.32
Advisor Shares
9/30/2020(6)	$14.96	(0.08)	3.53	3.45	—	—	—	$18.41
Institutional Shares
9/30/2020(6)	$14.96	(0.07)	3.52	3.45	—	—	—	$18.41

Footnotes are presented on Pages 111-112.

The accompanying notes are an integral part of the financial statements.

96	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)		Ratio of Expenses to Average Net Assets Excluding Waivers(3)		Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
DEVELOPING WORLD FUND
Investor Shares
9/30/2020	71.06%	$643,044	1.28%		n/a		(0.96)%	138.63%
9/30/2019	20.33%	$255,336	1.35%		n/a		(0.56)%	159.86%
9/30/2018	(9.99)%	$477,908	1.36%		n/a		(0.02)%	121.12%
9/30/2017	22.70%	$520,406	1.40%		n/a		0.26%	45.04%
9/30/2016	25.27%	$266,122	1.50%		1.52%		0.25%	47.59%
Advisor Shares
9/30/2020	71.28%	$3,513,504	1.13%		n/a		(0.81)%	138.63%
9/30/2019	20.59%	$1,585,519	1.18%		n/a		(0.23)%	159.86%
9/30/2018	(9.87)%	$1,031,825	1.18%		n/a		0.22%	121.12%
9/30/2017	22.94%	$763,998	1.21%		n/a		0.47%	45.04%
9/30/2016	25.63%	$340,831	1.25%		n/a		0.28%	47.59%
Institutional Shares
9/30/2020	71.45%	$2,475,795	1.04%		n/a		(0.72)%	138.63%
9/30/2019	20.71%	$820,920	1.08%		n/a		(0.15)%	159.86%
9/30/2018	(9.80)%	$681,242	1.08%		n/a		0.29%	121.12%
9/30/2017	22.99%	$684,168	1.12%		n/a		0.50%	45.04%
9/30/2016	25.86%	$277,691	1.15%		n/a		0.44%	47.59%
FOCUS FUND
Investor Shares
9/30/2020	21.76%	$262,246	1.30%		n/a		(0.39)%	285.25%
9/30/2019	12.35%	$170,186	1.37%		n/a		(0.07)%	368.38%
9/30/2018	34.31%	$79,673	1.51	%(6)	1.70	%(16)	(0.27)%	355.37%
9/30/2017(17)	18.00%	$15,293	1.52	%(6)	2.70	%(16)	(0.49)%	170.19%
Advisor Shares
9/30/2020	21.98%	$735,871	1.13%		n/a		(0.26)%	285.25%
9/30/2019	12.49%	$521,293	1.17%		n/a		0.04%	368.38%
9/30/2018(18)	4.12%	$38,135	1.40	%(6)	2.74	%(16)	0.16%	355.37%
Institutional Shares
9/30/2020(6)	12.28%	$437,948	1.04%		n/a		(0.14)%	285.25%
GLOBAL DISCOVERY FUND
Investor Shares
9/30/2020	37.42%	$106,480	1.35%		n/a		(0.89)%	40.44%
9/30/2019	7.98%	$107,323	1.40%		n/a		(0.62)%	52.30%
9/30/2018	20.90%	$75,321	1.50%		1.71%		(0.75)%	38.71%
9/30/2017(7)	3.20%	$13,161	1.50%		4.55%		(0.83)%	1.85%
Advisor Shares
9/30/2020(6)	23.06%	$19,698	1.30%		1.74%		(0.73)%	40.44%
Institutional Shares
9/30/2020(6)	23.06%	$84,267	1.20%		n/a		(0.62)%	40.44%

Footnotes are presented on Pages 111-112.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	97

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
GLOBAL EQUITY FUND
Investor Shares
9/30/2020	$20.60	(0.05)	4.26	4.21	—	(1.78)	(1.78)	$23.03
9/30/2019	$22.66	(0.02)	1.02	1.00	(0.03)	(3.03)	(3.06)	$20.60
9/30/2018	$19.60	0.03	3.17	3.20	—	(0.14)	(0.14)	$22.66
9/30/2017	$16.54	(0.03)	3.09	3.06	—	—	—	$19.60
9/30/2016	$15.73	(0.01)	1.17	1.16	—	(0.35)	(0.35)	$16.54
Advisor Shares
9/30/2020(8)	$22.81	(0.02)	0.25	0.23	—	—	—	$23.04
Institutional Shares
9/30/2020	$20.71	(0.03)	4.32	4.29	(0.01)	(1.78)	(1.79)	$23.21
9/30/2019	$22.80	0.02	1.01	1.03	(0.09)	(3.03)	(3.12)	$20.71
9/30/2018	$19.66	0.10	3.18	3.28	—	(0.14)	(0.14)	$22.80
9/30/2017	$16.58	0.01	3.10	3.11	(0.03)	—	(0.03)	$19.66
9/30/2016(9)	$16.44	0.06	0.43	0.49	—	(0.35)	(0.35)	$16.58
GLOBAL OPPORTUNITIES FUND
Investor Shares
9/30/2020	$27.06	(0.06)	9.80	9.74	—	(1.91)	(1.91)	$34.89
9/30/2019	$27.66	(0.01)	1.01	1.00	—	(1.60)	(1.60)	$27.06
9/30/2018	$25.69	(0.03)	3.07	3.04	—	(1.07)	(1.07)	$27.66
9/30/2017	$21.74	(0.08)	4.06	3.98	—	(0.03)	(0.03)	$25.69
9/30/2016	$18.35	(0.06)	3.59	3.53	(0.02)	(0.12)	(0.14)	$21.74
Advisor Shares
9/30/2020	$27.21	(0.03)	9.86	9.83	(0.03)	(1.91)	(1.94)	$35.10
9/30/2019	$27.76	0.03	1.02	1.05	—	(1.60)	(1.60)	$27.21
9/30/2018	$25.75	0.01	3.07	3.08	—	(1.07)	(1.07)	$27.76
9/30/2017	$21.76	(0.05)	4.07	4.02	—	(0.03)	(0.03)	$25.75
9/30/2016	$18.37	(0.03)	3.58	3.55	(0.04)	(0.12)	(0.16)	$21.76
Institutional Shares
9/30/2020	$27.47	— (5)	9.96	9.96	(0.05)	(1.91)	(1.96)	$35.47
9/30/2019	$27.99	0.06	1.02	1.08	— (5)	(1.60)	(1.60)	$27.47
9/30/2018	$25.92	0.03	3.11	3.14	—	(1.07)	(1.07)	$27.99
9/30/2017	$21.89	(0.03)	4.09	4.06	—	(0.03)	(0.03)	$25.92
9/30/2016	$18.46	(0.01)	3.61	3.60	(0.05)	(0.12)	(0.17)	$21.89

Footnotes are presented on Pages 111-112.

The accompanying notes are an integral part of the financial statements.

98	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL EQUITY FUND
Investor Shares
9/30/2020	21.90%	$134,498	1.26%	n/a	(0.27)%	137.93%
9/30/2019	6.90%	$118,936	1.38%	n/a	(0.09)%	91.33%
9/30/2018	16.38%	$123,225	1.36%	n/a	0.13%	120.14%
9/30/2017	18.50%	$131,813	1.40%	n/a	(0.20)%	109.89%
9/30/2016	7.40%	$145,817	1.37%	n/a	(0.09)%	96.23%
Advisor Shares
9/30/2020(8)	1.01%	$13,092	1.25%	2.51%	(0.53)%	137.93%
Institutional Shares
9/30/2020	22.17%	$109,307	1.05%	n/a	(0.12)%	137.93%
9/30/2019	7.10%	$136,019	1.16%	n/a	0.09%	91.33%
9/30/2018	16.73%	$196,802	1.10%	n/a	0.45%	120.14%
9/30/2017	18.78%	$159,565	1.16%	n/a	0.03%	109.89%
9/30/2016(9)	3.01%	$111,757	1.11%	n/a	0.37%	96.23%
GLOBAL OPPORTUNITIES FUND
Investor Shares
9/30/2020	38.37%	$1,358,867	1.14%	n/a	(0.23)%	44.27%
9/30/2019	4.85%	$1,052,916	1.15%	n/a	(0.02)%	48.64%
9/30/2018	12.19%	$1,176,471	1.15%	n/a	(0.13)%	44.27%
9/30/2017	18.36%	$974,286	1.15%	n/a	(0.35)%	34.13%
9/30/2016	19.29%	$781,877	1.17%	n/a	(0.33)%	34.62%
Advisor Shares
9/30/2020	38.52%	$957,127	1.01%	n/a	(0.09)%	44.27%
9/30/2019	5.03%	$615,920	1.01%	n/a	0.11%	48.64%
9/30/2018	12.32%	$583,463	1.00%	n/a	0.03%	44.27%
9/30/2017	18.53%	$398,375	1.03%	n/a	(0.20)%	34.13%
9/30/2016	19.37%	$193,230	1.08%	n/a	(0.16)%	34.62%
Institutional Shares
9/30/2020	38.67%	$2,466,599	0.90%	n/a	0.01%	44.27%
9/30/2019	5.11%	$1,726,115	0.91%	n/a	0.23%	48.64%
9/30/2018	12.48%	$1,645,152	0.91%	n/a	0.11%	44.27%
9/30/2017	18.60%	$1,330,754	0.93%	n/a	(0.11)%	34.13%
9/30/2016	19.60%	$862,330	0.92%	n/a	(0.07)%	34.62%

Footnotes are presented on Pages 111-112.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	99

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
GLOBAL VALUE FUND
Investor Shares
9/30/2020	$17.12	0.07	(1.01)	(0.94)	(0.24)	—	(0.24)	$15.94
9/30/2019	$18.24	0.21	(0.38)	(0.17)	(0.15)	(0.80)	(0.95)	$17.12
9/30/2018	$17.87	0.18	0.55	0.73	(0.12)	(0.24)	(0.36)	$18.24
9/30/2017	$15.30	0.10	2.88	2.98	(0.11)	(0.30)	(0.41)	$17.87
9/30/2016	$14.47	0.10	1.58	1.68	(0.05)	(0.80)	(0.85)	$15.30
Advisor Shares
9/30/2020	$17.09	0.09	(1.01)	(0.92)	(0.26)	—	(0.26)	$15.91
9/30/2019	$18.22	0.23	(0.39)	(0.16)	(0.17)	(0.80)	(0.97)	$17.09
9/30/2018	$17.86	0.21	0.54	0.75	(0.15)	(0.24)	(0.39)	$18.22
9/30/2017	$15.28	0.13	2.87	3.00	(0.12)	(0.30)	(0.42)	$17.86
9/30/2016	$14.48	0.13	1.57	1.70	(0.10)	(0.80)	(0.90)	$15.28
Institutional Shares
9/30/2020	$17.14	0.11	(1.01)	(0.90)	(0.28)	—	(0.28)	$15.96
9/30/2019	$18.27	0.26	(0.40)	(0.14)	(0.19)	(0.80)	(0.99)	$17.14
9/30/2018	$17.90	0.24	0.54	0.78	(0.17)	(0.24)	(0.41)	$18.27
9/30/2017	$15.32	0.14	2.87	3.01	(0.13)	(0.30)	(0.43)	$17.90
9/30/2016	$14.50	0.14	1.59	1.73	(0.11)	(0.80)	(0.91)	$15.32
HIGH INCOME FUND
Investor Shares
9/30/2020	$9.66	0.60	(0.13)	0.47	(0.60)	—	(0.60)	$9.53
9/30/2019	$9.87	0.61	(0.17)	0.44	(0.60)	(0.05)	(0.65)	$9.66
9/30/2018	$10.20	0.58	(0.13)	0.45	(0.58)	(0.20)	(0.78)	$9.87
9/30/2017	$9.85	0.59	0.37	0.96	(0.59)	(0.02)	(0.61)	$10.20
9/30/2016	$9.49	0.63	0.40	1.03	(0.63)	(0.04)	(0.67)	$9.85
Advisor Shares
9/30/2020	$9.66	0.61	(0.13)	0.48	(0.61)	—	(0.61)	$9.53
9/30/2019	$9.87	0.63	(0.17)	0.46	(0.62)	(0.05)	(0.67)	$9.66
9/30/2018	$10.20	0.60	(0.13)	0.47	(0.60)	(0.20)	(0.80)	$9.87
9/30/2017	$9.85	0.60	0.38	0.98	(0.61)	(0.02)	(0.63)	$10.20
9/30/2016	$9.49	0.64	0.41	1.05	(0.65)	(0.04)	(0.69)	$9.85
Institutional Shares
9/30/2020	$9.66	0.62	(0.13)	0.49	(0.62)	—	(0.62)	$9.53
9/30/2019	$9.87	0.64	(0.17)	0.47	(0.63)	(0.05)	(0.68)	$9.66
9/30/2018	$10.19	0.61	(0.12)	0.49	(0.61)	(0.20)	(0.81)	$9.87
9/30/2017(10)	$9.85	0.59	0.36	0.95	(0.59)	(0.02)	(0.61)	$10.19

Footnotes are presented on Pages 111-112.

The accompanying notes are an integral part of the financial statements.

100	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL VALUE FUND
Investor Shares
9/30/2020	(5.63)%	$242,744	1.26%	n/a	0.42%	37.09%
9/30/2019	(0.50)%	$506,067	1.25%	n/a	1.25%	31.18%
9/30/2018	4.16%	$724,848	1.25%	n/a	1.00%	27.98%
9/30/2017	19.95%	$811,771	1.25%	n/a	0.59%	12.67%
9/30/2016	11.86%	$748,254	1.26%	n/a	0.70%	20.52%
Advisor Shares
9/30/2020	(5.48)%	$259,859	1.12%	n/a	0.54%	37.09%
9/30/2019	(0.40)%	$599,418	1.10%	n/a	1.38%	31.18%
9/30/2018	4.27%	$851,738	1.10%	n/a	1.14%	27.98%
9/30/2017	20.16%	$796,869	1.10%	n/a	0.78%	12.67%
9/30/2016	12.00%	$403,036	1.14%	n/a	0.88%	20.52%
Institutional Shares
9/30/2020	(5.37)%	$1,321,157	1.02%	n/a	0.67%	37.09%
9/30/2019	(0.30)%	$1,970,393	1.01%	n/a	1.54%	31.18%
9/30/2018	4.40%	$2,143,564	1.01%	n/a	1.31%	27.98%
9/30/2017	20.23%	$1,471,466	1.02%	n/a	0.84%	12.67%
9/30/2016	12.18%	$917,977	1.03%	n/a	0.97%	20.52%
HIGH INCOME FUND
Investor Shares
9/30/2020	5.14%	$1,149,422	0.96%	n/a	6.43%	71.78%
9/30/2019	4.81%	$873,574	0.98%	n/a	6.41%	74.82%
9/30/2018	4.66%	$986,645	0.99%	n/a	5.88%	79.10%
9/30/2017	10.07%	$632,387	1.00%	n/a	5.88%	92.44%
9/30/2016	11.40%	$544,969	1.03%	n/a	6.66%	69.41%
Advisor Shares
9/30/2020	5.29%	$2,281,480	0.82%	n/a	6.57%	71.78%
9/30/2019	4.98%	$2,194,146	0.82%	n/a	6.56%	74.82%
9/30/2018	4.83%	$1,970,272	0.82%	n/a	6.03%	79.10%
9/30/2017	10.27%	$1,548,786	0.82%	n/a	6.04%	92.44%
9/30/2016	11.61%	$1,244,032	0.84%	n/a	6.81%	69.41%
Institutional Shares
9/30/2020	5.40%	$1,385,864	0.72%	n/a	6.67%	71.78%
9/30/2019	5.08%	$720,592	0.73%	n/a	6.64%	74.82%
9/30/2018	5.02%	$289,036	0.74%	n/a	6.13%	79.10%
9/30/2017(10)	9.94%	$262,369	0.78%	n/a	5.94%	92.44%

Footnotes are presented on Pages 111-112.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	101

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
INTERNATIONAL FUND
Investor Shares
9/30/2020	$32.52	0.08	2.00	2.08	(0.30)	(1.44)	(1.74)	$32.86
9/30/2019	$33.49	0.29	1.38	1.67	(0.37)	(2.27)	(2.64)	$32.52
9/30/2018	$32.28	0.35	1.08	1.43	(0.22)	—	(0.22)	$33.49
9/30/2017	$28.30	0.20	4.08	4.28	(0.30)	—	(0.30)	$32.28
9/30/2016	$26.97	0.27	1.19	1.46	(0.13)	—	(0.13)	$28.30
Advisor Shares
9/30/2020	$32.46	0.15	1.98	2.13	(0.35)	(1.44)	(1.79)	$32.80
9/30/2019	$33.45	0.34	1.37	1.71	(0.43)	(2.27)	(2.70)	$32.46
9/30/2018	$32.25	0.43	1.05	1.48	(0.28)	—	(0.28)	$33.45
9/30/2017	$28.31	0.23	4.08	4.31	(0.37)	—	(0.37)	$32.25
9/30/2016	$27.00	0.34	1.17	1.51	(0.20)	—	(0.20)	$28.31
Institutional Shares
9/30/2020	$32.72	0.17	2.01	2.18	(0.38)	(1.44)	(1.82)	$33.08
9/30/2019	$33.71	0.35	1.39	1.74	(0.46)	(2.27)	(2.73)	$32.72
9/30/2018	$32.50	0.46	1.05	1.51	(0.30)	—	(0.30)	$33.71
9/30/2017	$28.51	0.30	4.08	4.38	(0.39)	—	(0.39)	$32.50
9/30/2016	$27.19	0.36	1.17	1.53	(0.21)	—	(0.21)	$28.51
INTERNATIONAL SMALL-MID FUND
Investor Shares
9/30/2020	$13.61	0.16	3.58	3.74	(0.02)	—	(0.02)	$17.33
9/30/2019	$23.47	(0.03)	(1.56)	(1.59)	—	(8.27)	(8.27)	$13.61
9/30/2018	$24.69	(0.10)	2.05	1.95	—	(3.17)	(3.17)	$23.47
9/30/2017	$23.17	(0.03)	2.75	2.72	—	(1.20)	(1.20)	$24.69
9/30/2016	$23.37	(0.02)	0.63	0.61	(0.03)	(0.78)	(0.81)	$23.17
Advisor Shares
9/30/2020	$13.62	0.20	3.57	3.77	(0.04)	—	(0.04)	$17.35
9/30/2019(11)	$11.91	0.01	1.70	1.71	—	—	—	$13.62
Institutional Shares
9/30/2020	$13.76	0.23	3.59	3.82	(0.04)	—	(0.04)	$17.54
9/30/2019	$23.59	0.03	(1.59)	(1.56)	—	(8.27)	(8.27)	$13.76
9/30/2018	$24.75	(0.04)	2.05	2.01	—	(3.17)	(3.17)	$23.59
9/30/2017	$23.18	0.06	2.71	2.77	—	(1.20)	(1.20)	$24.75
9/30/2016(12)	$22.54	0.04	0.60	0.64	—	—	—	$23.18

Footnotes are presented on Pages 111-112.

The accompanying notes are an integral part of the financial statements.

102	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
INTERNATIONAL FUND
Investor Shares
9/30/2020	6.52%	$3,142,072	1.19%	n/a	0.27%	53.82%
9/30/2019	6.29%	$3,903,758	1.19%	n/a	0.95%	41.01%
9/30/2018	4.45%	$4,733,866	1.18%	n/a	1.06%	55.16%
9/30/2017	15.39%	$5,808,005	1.18%	n/a	0.70%	57.60%
9/30/2016	5.39%	$7,930,361	1.19%	n/a	0.98%	64.65%
Advisor Shares
9/30/2020	6.71%	$1,799,962	1.04%	n/a	0.48%	53.82%
9/30/2019	6.46%	$2,141,985	1.04%	n/a	1.11%	41.01%
9/30/2018	4.58%	$2,367,026	1.04%	n/a	1.29%	55.16%
9/30/2017	15.56%	$2,357,528	1.04%	n/a	0.82%	57.60%
9/30/2016	5.58%	$2,782,189	1.01%	n/a	1.23%	64.65%
Institutional Shares
9/30/2020	6.80%	$4,718,706	0.96%	n/a	0.55%	53.82%
9/30/2019	6.52%	$4,513,365	0.96%	n/a	1.15%	41.01%
9/30/2018	4.67%	$5,815,955	0.95%	n/a	1.36%	55.16%
9/30/2017	15.66%	$5,868,894	0.96%	n/a	1.05%	57.60%
9/30/2016	5.64%	$5,272,925	0.95%	n/a	1.27%	64.65%
INTERNATIONAL SMALL-MID FUND
Investor Shares
9/30/2020	27.52%	$400,490	1.33%	n/a	1.06%	27.84%
9/30/2019	(1.38)%	$177,807	1.43%	n/a	(0.24)%	55.98%
9/30/2018	8.70%	$228,317	1.55%	n/a	(0.44)%	59.53%
9/30/2017	13.09%	$307,580	1.57%	n/a	(0.16)%	79.09%
9/30/2016	2.50%	$585,000	1.51%	n/a	(0.07)%	69.82%
Advisor Shares
9/30/2020	27.70%	$1,223,773	1.18%	n/a	1.32%	27.84%
9/30/2019(11)	14.36%	$434,784	1.25%	n/a	0.13%	55.98%
Institutional Shares
9/30/2020	27.85%	$1,836,163	1.09%	n/a	1.49%	27.84%
9/30/2019	(1.18)%	$608,417	1.16%	n/a	0.20%	55.98%
9/30/2018	8.94%	$175,808	1.35%	n/a	(0.17)%	59.53%
9/30/2017	13.31%	$255,353	1.37%	n/a	0.29%	79.09%
9/30/2016(12)	2.84%	$209,536	1.37%	n/a	0.41%	69.82%
Footnotes are presented on Pages 111-112.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	103

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
INTERNATIONAL VALUE FUND
Investor Shares
9/30/2020	$34.87	0.19	(1.06)	(0.87)	(0.23)	(0.83)	(1.06)	$32.94
9/30/2019	$36.85	0.61	(0.64)	(0.03)	(0.65)	(1.30)	(1.95)	$34.87
9/30/2018	$39.08	0.42	(1.14)	(0.72)	(0.41)	(1.10)	(1.51)	$36.85
9/30/2017	$33.55	0.27	6.27	6.54	(0.26)	(0.75)	(1.01)	$39.08
9/30/2016	$32.62	0.32	2.57	2.89	(0.28)	(1.68)	(1.96)	$33.55
Advisor Shares
9/30/2020	$34.81	0.27	(1.09)	(0.82)	(0.26)	(0.83)	(1.09)	$32.90
9/30/2019	$36.85	0.65	(0.63)	0.02	(0.76)	(1.30)	(2.06)	$34.81
9/30/2018	$39.11	0.48	(1.16)	(0.68)	(0.48)	(1.10)	(1.58)	$36.85
9/30/2017	$33.57	0.33	6.27	6.60	(0.31)	(0.75)	(1.06)	$39.11
9/30/2016	$32.66	0.39	2.54	2.93	(0.34)	(1.68)	(2.02)	$33.57
Institutional Shares
9/30/2020	$34.96	0.28	(1.08)	(0.80)	(0.27)	(0.83)	(1.10)	$33.06
9/30/2019	$37.02	0.69	(0.64)	0.05	(0.81)	(1.30)	(2.11)	$34.96
9/30/2018	$39.28	0.53	(1.18)	(0.65)	(0.51)	(1.10)	(1.61)	$37.02
9/30/2017	$33.71	0.42	6.23	6.65	(0.33)	(0.75)	(1.08)	$39.28
9/30/2016	$32.77	0.40	2.57	2.97	(0.35)	(1.68)	(2.03)	$33.71
MID CAP FUND
Investor Shares
9/30/2020	$37.16	(0.31)	15.43	15.12	—	(4.53)	(4.53)	$47.75
9/30/2019	$44.83	(0.23)	0.53	0.30	—	(7.97)	(7.97)	$37.16
9/30/2018	$42.58	(0.26)	8.21	7.95	—	(5.70)	(5.70)	$44.83
9/30/2017	$41.34	(0.27)	4.85	4.58	—	(3.34)	(3.34)	$42.58
9/30/2016	$44.42	(0.30)	3.78	3.48	—	(6.56)	(6.56)	$41.34
Advisor Shares
9/30/2020	$37.52	(0.27)	15.61	15.34	—	(4.53)	(4.53)	$48.33
9/30/2019	$45.10	(0.17)	0.56	0.39	—	(7.97)	(7.97)	$37.52
9/30/2018	$42.75	(0.20)	8.25	8.05	—	(5.70)	(5.70)	$45.10
9/30/2017	$41.43	(0.22)	4.88	4.66	—	(3.34)	(3.34)	$42.75
9/30/2016	$44.46	(0.24)	3.77	3.53	—	(6.56)	(6.56)	$41.43
Institutional Shares
9/30/2020	$41.54	(0.26)	17.50	17.24	—	(4.53)	(4.53)	$54.25
9/30/2019	$48.89	(0.16)	0.78	0.62	—	(7.97)	(7.97)	$41.54
9/30/2018	$45.84	(0.18)	8.93	8.75	—	(5.70)	(5.70)	$48.89
9/30/2017	$44.15	(0.19)	5.22	5.03	—	(3.34)	(3.34)	$45.84
9/30/2016	$46.92	(0.22)	4.01	3.79	—	(6.56)	(6.56)	$44.15

Footnotes are presented on Pages 111-112.

The accompanying notes are an integral part of the financial statements.

104	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
INTERNATIONAL VALUE FUND
Investor Shares
9/30/2020	(2.71)%	$1,983,618	1.19%	n/a	0.57%	28.06%
9/30/2019	0.38%	$2,761,826	1.19%	n/a	1.80%	23.69%
9/30/2018	(1.99)%	$3,371,735	1.18%	n/a	1.11%	21.55%
9/30/2017	20.19%	$4,350,119	1.19%	n/a	0.78%	11.67%
9/30/2016	9.02%	$5,500,119	1.18%	n/a	0.98%	17.79%
Advisor Shares
9/30/2020	(2.56)%	$3,645,568	1.05%	n/a	0.81%	28.06%
9/30/2019	0.52%	$4,336,510	1.05%	n/a	1.93%	23.69%
9/30/2018	(1.87)%	$4,683,702	1.04%	n/a	1.27%	21.55%
9/30/2017	20.41%	$4,323,659	1.04%	n/a	0.93%	11.67%
9/30/2016	9.17%	$3,537,587	1.02%	n/a	1.21%	17.79%
Institutional Shares
9/30/2020	(2.48)%	$7,944,724	0.96%	n/a	0.85%	28.06%
9/30/2019	0.63%	$7,169,774	0.95%	n/a	2.03%	23.69%
9/30/2018	(1.79)%	$7,295,259	0.95%	n/a	1.41%	21.55%
9/30/2017	20.48%	$6,282,134	0.97%	n/a	1.18%	11.67%
9/30/2016	9.27%	$3,038,159	0.96%	n/a	1.26%	17.79%
MID CAP FUND
Investor Shares
9/30/2020	45.66%	$2,106,948	1.18%	n/a	(0.81)%	44.52%
9/30/2019	5.11%	$1,599,647	1.19%	n/a	(0.63)%	47.96%
9/30/2018	21.12%	$2,003,621	1.18%	n/a	(0.62)%	49.83%
9/30/2017	12.19%	$2,277,750	1.18%	n/a	(0.68)%	42.59%
9/30/2016	8.08%	$3,232,399	1.18%	n/a	(0.75)%	40.35%
Advisor Shares
9/30/2020	45.83%	$667,057	1.05%	n/a	(0.68)%	44.52%
9/30/2019	5.36%	$429,052	1.04%	n/a	(0.48)%	47.96%
9/30/2018	21.26%	$644,777	1.04%	n/a	(0.48)%	49.83%
9/30/2017	12.36%	$583,658	1.05%	n/a	(0.54)%	42.59%
9/30/2016	8.19%	$445,648	1.05%	n/a	(0.62)%	40.35%
Institutional Shares
9/30/2020	45.98%	$4,015,667	0.95%	n/a	(0.59)%	44.52%
9/30/2019	5.41%	$3,029,773	0.96%	n/a	(0.41)%	47.96%
9/30/2018	21.37%	$3,516,293	0.95%	n/a	(0.39)%	49.83%
9/30/2017	12.45%	$4,119,181	0.95%	n/a	(0.45)%	42.59%
9/30/2016	8.33%	$4,389,242	0.95%	n/a	(0.52)%	40.35%

Footnotes are presented on Pages 111-112.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	105

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

						Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
MID CAP VALUE FUND
Investor Shares
9/30/2020	$19.81	0.15		(1.71)	(1.56)	(0.12)	(1.87)	(1.99)	$16.26
9/30/2019	$23.56	0.10		(0.90)	(0.80)	(0.05)	(2.90)	(2.95)	$19.81
9/30/2018	$23.98	0.02		1.86	1.88	(0.02)	(2.28)	(2.30)	$23.56
9/30/2017	$21.41	0.06		3.11	3.17	(0.16)	(0.44)	(0.60)	$23.98
9/30/2016	$22.22	0.12		2.70	2.82	(0.09)	(3.54)	(3.63)	$21.41
Advisor Shares
9/30/2020	$19.77	0.17		(1.70)	(1.53)	(0.14)	(1.87)	(2.01)	$16.23
9/30/2019	$23.53	0.13		(0.90)	(0.77)	(0.09)	(2.90)	(2.99)	$19.77
9/30/2018	$23.94	0.05		1.85	1.90	(0.03)	(2.28)	(2.31)	$23.53
9/30/2017	$21.37	0.09		3.10	3.19	(0.18)	(0.44)	(0.62)	$23.94
9/30/2016	$22.23	0.14		2.70	2.84	(0.16)	(3.54)	(3.70)	$21.37
Institutional Shares
9/30/2020	$19.80	0.18		(1.71)	(1.53)	(0.16)	(1.87)	(2.03)	$16.24
9/30/2019	$23.56	0.14		(0.89)	(0.75)	(0.11)	(2.90)	(3.01)	$19.80
9/30/2018	$23.98	0.07		1.85	1.92	(0.06)	(2.28)	(2.34)	$23.56
9/30/2017	$21.40	0.11		3.11	3.22	(0.20)	(0.44)	(0.64)	$23.98
9/30/2016	$22.25	0.16		2.70	2.86	(0.17)	(3.54)	(3.71)	$21.40
SELECT EQUITY FUND
Investor Shares
9/30/2020(13)	$10.00	—	(5)	0.17	0.17	—	—	—	$10.17
Advisor Shares
9/30/2020(13)	$10.00	0.01		0.17	0.18	—	—	—	$10.18
Institutional Shares
9/30/2020(13)	$10.00	0.01		0.17	0.18	—	—	—	$10.18

Footnotes are presented on Pages 111-112.

The accompanying notes are an integral part of the financial statements.

106	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
MID CAP VALUE FUND
Investor Shares
9/30/2020	(8.93)%	$541,320	1.21%	n/a	0.90%	43.12%
9/30/2019	(2.49)%	$842,896	1.20%	n/a	0.52%	19.18%
9/30/2018	8.55%	$1,294,179	1.19%	n/a	0.07%	19.15%
9/30/2017	15.08%	$1,957,786	1.17%	n/a	0.25%	23.92%
9/30/2016	14.10%	$2,416,461	1.16%	1.16%	0.59%	26.62%
Advisor Shares
9/30/2020	(8.76)%	$518,198	1.06%	n/a	1.02%	43.12%
9/30/2019	(2.32)%	$630,296	1.06%	n/a	0.66%	19.18%
9/30/2018	8.68%	$951,667	1.05%	n/a	0.24%	19.15%
9/30/2017	15.23%	$1,053,640	1.06%	n/a	0.40%	23.92%
9/30/2016	14.22%	$1,025,855	1.05%	1.06%	0.70%	26.62%
Institutional Shares
9/30/2020	(8.76)%	$619,243	1.00%	n/a	1.08%	43.12%
9/30/2019	(2.22)%	$796,385	0.98%	n/a	0.72%	19.18%
9/30/2018	8.75%	$1,058,092	0.98%	n/a	0.30%	19.15%
9/30/2017	15.37%	$1,040,520	0.97%	n/a	0.48%	23.92%
9/30/2016	14.29%	$741,286	0.95%	0.95%	0.81%	26.62%
SELECT EQUITY FUND
Investor Shares
9/30/2020(13)	1.70%	$983	1.25%	17.96%	0.03%	26.96%
Advisor Shares
9/30/2020(13)	1.80%	$778	1.15%	9.66%	0.15%	26.96%
Institutional Shares
9/30/2020(13)	1.80%	$11,266	1.10%	2.36%	0.20%	26.96%

Footnotes are presented on Pages 111-112.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	107

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
SMALL CAP FUND
Investor Shares
9/30/2020	$33.17	(0.38)	12.66	12.28	—	(2.65)	(2.65)	$42.80
9/30/2019	$38.97	(0.29)	(0.08)	(0.37)	—	(5.43)	(5.43)	$33.17
9/30/2018	$33.61	(0.31)	10.64	10.33	—	(4.97)	(4.97)	$38.97
9/30/2017	$29.93	(0.29)	4.30	4.01	—	(0.33)	(0.33)	$33.61
9/30/2016	$28.55	(0.27)	4.36	4.09	—	(2.71)	(2.71)	$29.93
Advisor Shares
9/30/2020	$33.30	(0.34)	12.72	12.38	—	(2.65)	(2.65)	$43.03
9/30/2019	$39.05	(0.25)	(0.07)	(0.32)	—	(5.43)	(5.43)	$33.30
9/30/2018	$33.63	(0.26)	10.65	10.39	—	(4.97)	(4.97)	$39.05
9/30/2017(14)	$29.23	(0.18)	4.58	4.40	—	—	—	$33.63
Institutional Shares
9/30/2020	$33.83	(0.31)	12.95	12.64	—	(2.65)	(2.65)	$43.82
9/30/2019	$39.54	(0.23)	(0.05)	(0.28)	—	(5.43)	(5.43)	$33.83
9/30/2018	$33.98	(0.24)	10.77	10.53	—	(4.97)	(4.97)	$39.54
9/30/2017	$30.19	(0.23)	4.35	4.12	—	(0.33)	(0.33)	$33.98
9/30/2016	$28.72	(0.20)	4.38	4.18	—	(2.71)	(2.71)	$30.19
SUSTAINABLE EMERGING MARKETS FUND
Investor Shares
9/30/2020	$15.22	0.24	1.20	1.44	(0.27)	—	(0.27)	$16.39
9/30/2019	$15.08	0.18	0.10	0.28	(0.14)	—	(0.14)	$15.22
9/30/2018	$15.58	0.15	(0.56)	(0.41)	(0.09)	—	(0.09)	$15.08
9/30/2017	$12.75	0.08	2.87	2.95	(0.12)	—	(0.12)	$15.58
9/30/2016(15)	$9.90	0.19	2.66	2.85	—	—	—	$12.75
Institutional Shares
9/30/2020	$15.25	0.27	1.21	1.48	(0.17)	—	(0.17)	$16.56
9/30/2019	$15.03	0.20	0.10	0.30	(0.08)	—	(0.08)	$15.25
9/30/2018	$15.50	0.14	(0.53)	(0.39)	(0.08)	—	(0.08)	$15.03
9/30/2017	$12.65	0.08	2.86	2.94	(0.09)	—	(0.09)	$15.50
9/30/2016(15)	$9.83	0.03	2.79	2.82	—	—	—	$12.65

Footnotes are presented on Pages 111-112.

The accompanying notes are an integral part of the financial statements.

108	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
SMALL CAP FUND
Investor Shares
9/30/2020	39.51%	$896,297	1.20%	n/a	(1.05)%	40.59%
9/30/2019	2.02%	$611,745	1.20%	n/a	(0.88)%	47.32%
9/30/2018	34.71%	$495,803	1.20%	n/a	(0.90)%	43.85%
9/30/2017	13.56%	$461,398	1.21%	n/a	(0.96)%	35.37%
9/30/2016	15.27%	$764,298	1.25%	n/a	(1.00)%	27.00%
Advisor Shares
9/30/2020	39.66%	$999,213	1.08%	n/a	(0.94)%	40.59%
9/30/2019	2.16%	$589,147	1.08%	n/a	(0.77)%	47.32%
9/30/2018	34.89%	$495,650	1.06%	n/a	(0.75)%	43.85%
9/30/2017(14)	15.05%	$324,762	1.12%	n/a	(0.86)%	35.37%
Institutional Shares
9/30/2020	39.82%	$1,106,482	0.99%	n/a	(0.84)%	40.59%
9/30/2019	2.25%	$636,076	0.99%	n/a	(0.69)%	47.32%
9/30/2018	34.94%	$814,426	1.01%	n/a	(0.70)%	43.85%
9/30/2017	13.81%	$497,931	1.01%	n/a	(0.75)%	35.37%
9/30/2016	15.51%	$518,224	1.01%	n/a	(0.76)%	27.00%
SUSTAINABLE EMERGING MARKETS FUND
Investor Shares
9/30/2020	9.58%	$46,541	1.35%	1.73%	1.59%	21.57%
9/30/2019	1.91%	$45,717	1.35%	1.93%	1.19%	30.58%
9/30/2018	(2.70)%	$49,562	1.41%*	1.78%	0.89%	35.24%
9/30/2017	23.47%	$42,429	1.50%	2.19%	0.61%	26.22%
9/30/2016(15)	28.79%	$30,135	0.94%	1.85%	1.68%	45.79%
Institutional Shares
9/30/2020	9.73%	$6,695	1.20%	2.29%	1.72%	21.57%
9/30/2019	2.04%	$6,315	1.20%	2.47%	1.34%	30.58%
9/30/2018	(2.57)%	$5,842	1.33%*	2.00%	0.87%	35.24%
9/30/2017	23.47%	$8,709	1.50%	2.23%	0.57%	26.22%
9/30/2016(15)	28.69%	$6,555	1.26%	1.79%	0.29%	45.79%

Footnotes are presented on Pages 111-112.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	109

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
VALUE FUND
Investor Shares
9/30/2020	$12.88	0.09	(0.02)	0.07	(0.11)	(0.43)	(0.54)	$12.41
9/30/2019	$15.10	0.11	(0.56)	(0.45)	(0.10)	(1.67)	(1.77)	$12.88
9/30/2018	$15.25	0.11	1.19	1.30	(0.05)	(1.40)	(1.45)	$15.10
9/30/2017	$13.10	0.07	2.17	2.24	(0.09)	—	(0.09)	$15.25
9/30/2016	$11.56	0.09	2.61	2.70	(0.06)	(1.10)	(1.16)	$13.10
Advisor Shares
9/30/2020	$12.83	0.11	(0.02)	0.09	(0.12)	(0.43)	(0.55)	$12.37
9/30/2019	$15.04	0.13	(0.55)	(0.42)	(0.12)	(1.67)	(1.79)	$12.83
9/30/2018	$15.22	0.12	1.19	1.31	(0.09)	(1.40)	(1.49)	$15.04
9/30/2017	$13.05	0.10	2.15	2.25	(0.08)	—	(0.08)	$15.22
9/30/2016	$11.57	0.10	2.61	2.71	(0.13)	(1.10)	(1.23)	$13.05
Institutional Shares
9/30/2020	$12.86	0.12	(0.02)	0.10	(0.13)	(0.43)	(0.56)	$12.40
9/30/2019	$15.08	0.14	(0.56)	(0.42)	(0.13)	(1.67)	(1.80)	$12.86
9/30/2018	$15.26	0.14	1.19	1.33	(0.11)	(1.40)	(1.51)	$15.08
9/30/2017	$13.09	0.12	2.15	2.27	(0.10)	—	(0.10)	$15.26
9/30/2016	$11.60	0.11	2.61	2.72	(0.13)	(1.10)	(1.23)	$13.09

Footnotes are presented on Pages 111-112.

The accompanying notes are an integral part of the financial statements.

110	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
VALUE FUND
Investor Shares
9/30/2020	0.35%	$78,717	1.08%	n/a	0.73%	39.07%
9/30/2019	(1.80)%	$131,134	1.06%	n/a	0.87%	28.36%
9/30/2018	9.32%	$184,869	1.01%	n/a	0.72%	24.53%
9/30/2017	17.16%	$216,981	1.01%	n/a	0.50%	44.17%
9/30/2016	24.64%	$457,969	0.96%	n/a	0.75%	52.05%
Advisor Shares
9/30/2020	0.54%	$84,035	0.88%	0.92%	0.94%	39.07%
9/30/2019	(1.59)%	$108,557	0.88%	0.93%	1.06%	28.36%
9/30/2018	9.43%	$130,949	0.88%	0.89%	0.83%	24.53%
9/30/2017	17.37%	$181,340	0.85%	n/a	0.71%	44.17%
9/30/2016	24.73%	$251,643	0.84%	n/a	0.89%	52.05%
Institutional Shares
9/30/2020	0.64%	$123,440	0.82%	n/a	1.02%	39.07%
9/30/2019	(1.57)%	$168,607	0.84%	n/a	1.09%	28.36%
9/30/2018	9.56%	$184,908	0.80%	n/a	0.94%	24.53%
9/30/2017	17.46%	$253,869	0.80%	n/a	0.82%	44.17%
9/30/2016	24.78%	$98,001	0.77%	n/a	0.95%	52.05%

*	Expense limit from October 1, 2017 to February 20, 2018 was 1.50%. Expense limit was lowered effective February 21, 2018 to 1.35% for Investor Shares and 1.20% for Institutional Shares.
(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)	Includes the effect of expenses waived or paid by the Adviser, if applicable.
(5)	Amount is between $0.005 and $(0.005) per share.
(6)	For the period from commencement of operations (February 3, 2020) through September 30, 2020.
(7)	For the period from commencement of operations (August 21, 2017) through September 30, 2017.
(8)	For the period from commencement of operations (August 5, 2020) through September 30, 2020.
(9)	For the period from commencement of operations (October 15, 2015) through September 30, 2016.
(10)	For the period from commencement of operations (October 3, 2016) through September 30, 2017.
(11)	For the period from commencement of operations (December 5, 2018) through September 30, 2019.
(12)	For the period from commencement of operations (April 12, 2016) through September 30, 2016.
(13)	For the period from commencement of operations (February 28, 2020) through September 30, 2020.
(14)	For the period from commencement of operations (February 1, 2017) through September 30, 2017.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	111

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

(15)	In the fiscal year ended September 30, 2016, Sustainable Emerging Markets Fund recognized a non-recurring reimbursement from the Fund’s former custodian of approximately $172,000 in connection with certain out-of-pocket expenses the custodian charged the Fund between 1998 and 2015. The reimbursement represented 0.5% of the Fund’s net assets of September 30, 2016. The impact of the reimbursement is as follows for the September 30, 2016 Net Investment Income per share, Total Return, Ratio of Expenses to Average Net Assets, Ratio of Expenses to Average Net Assets Excluding Waivers and Ratio of Net Investment Income to Average Net Assets:

	Impact On Total Return	Impact On Ratio of Expenses to Average Net Assets	Impact On Ratio of Expenses to Average Net Assets Excluding Waivers	Impact On Ratio of Net Investment Income to Average Net Assets
Sustainable Emerging Markets Fund
Investor Shares	0.61%	(0.56)%	(0.56)%	0.56%
Institutional Shares	0.61%	(0.24)%	(0.25)%	0.24%

(16)	Includes interest expense and dividend payments for securities sold short. The ratios excluding such expenses are listed below. Refer to 2(m) in Notes to Financial Statements for additional information.

	Ratio of Expenses to Average Net Assets@ (annualized)	Ratio of Expenses to Average Net Assets Excluding Waivers (annualized)
FOCUS FUND
Investor Shares
9/30/2018	1.50%	1.69%
9/30/2017#	1.50%	2.69%
Advisor Shares
9/30/2018&	1.40%	2.74%

@	Includes the effect of expenses waived or paid by the Adviser, if applicable.
#	For the period from commencement of operations (April 24, 2017) through September 30, 2017.
&	For the period from commencement of operations (July 31, 2018) through September 30, 2018.
(17)	For the period from commencement of operations (April 24, 2017) through September 30, 2017.
(18)	For the period from commencement of operations (July 31, 2018) through September 30, 2018.

The accompanying notes are an integral part of the financial statements.

112	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Notes to Financial Statements – September 30, 2020

(1)	Organization:

Artisan Partners Funds, Inc. (“Artisan Partners Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2020, Artisan Partners Funds is a series company comprised of sixteen series and follows specialized accounting and reporting under FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following funds (each a “Fund” and collectively the “Funds”) are included in this report:

Fund Name	Investor Shares Inception Date	Advisor Shares Inception Date	Institutional Shares Inception Date
Artisan Developing World Fund (“Developing World Fund”)	June 29, 2015	June 29, 2015	June 29, 2015
Artisan Focus Fund* (“Focus Fund”)	April 24, 2017	July 31, 2018	February 3, 2020
Artisan Global Discovery Fund (“Global Discovery Fund”)	August 21, 2017	February 3, 2020	February 3, 2020
Artisan Global Equity Fund (“Global Equity Fund”)	March 29, 2010	August 5, 2020	October 15, 2015
Artisan Global Opportunities Fund (“Global Opportunities Fund”)	September 22, 2008	April 1, 2015	July 26, 2011
Artisan Global Value Fund (“Global Value Fund”)	December 10, 2007	April 1, 2015	July 17, 2012
Artisan High Income Fund (“High Income Fund”)	March 19, 2014	March 19, 2014	October 3, 2016
Artisan International Fund (“International Fund”)	December 28, 1995	April 1, 2015	July 1, 1997
Artisan International Small-Mid Fund (“International Small-Mid Fund”)	December 21, 2001	December 4, 2018	April 12, 2016
Artisan International Value Fund (“International Value Fund”)	September 23, 2002	April 1, 2015	October 1, 2006
Artisan Mid Cap Fund (“Mid Cap Fund”)	June 27, 1997	April 1, 2015	July 1, 2000
Artisan Mid Cap Value Fund (“Mid Cap Value Fund”)	March 28, 2001	April 1, 2015	February 1, 2012
Artisan Select Equity Fund (“Select Equity Fund”)	February 28,2020	February 28, 2020	February 28, 2020
Artisan Small Cap Fund (“Small Cap Fund”)	March 28, 1995	February 1, 2017	May 7, 2012
Artisan Sustainable Emerging Markets Fund (“Sustainable Emerging Markets Fund”)	June 2, 2008	N/A	June 26, 2006
Artisan Value Fund (“Value Fund”)	March 27, 2006	April 1, 2015	July 26, 2011

*	Effective May 27, 2020, Artisan Thematic Fund changed its name to Artisan Focus Fund.

During the reporting period, each Fund operated as an open-end, diversified mutual fund except Focus Fund and Select Equity Fund, which are open-end, non-diversified mutual funds. The investment objective of each Fund (except Developing World Fund, Focus Fund and High Income Fund) is to seek maximum long-term capital growth. Developing World Fund’s investment objective is to seek long-term capital appreciation. Focus Fund’s investment objective is to seek maximum long-term capital appreciation. High Income Fund’s investment objective is to seek to provide total return through a combination of current income and capital appreciation. Each Fund has offered shares of capital stock of the classes designated Investor Shares, Advisor Shares and Institutional Shares, as applicable, since the inception dates listed above. Advisor Shares of the Funds are generally available for investment only by employee benefit plans, clients of certain financial intermediaries that trade through omnibus

Artisan Partners Funds	113

NOTES TO FINANCIAL STATEMENTS

accounts and other investors that meet the minimum investment requirements. Institutional Shares are designed for certain employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and institutional and other investors who are able to meet the minimum investment requirements.

Each class of shares has equal rights with respect to portfolio assets and voting privileges with respect to the Fund in general. Each class of shares has exclusive voting rights with respect to any matters involving only that class. The classes of a Fund pay pro rata the costs of management of that Fund’s portfolio, including the management fee. Each class of a Fund bears the cost of its own transfer agency and shareholder servicing arrangements, and any other class-specific expenses, which will result in differing expenses by class. Because of the different expenses, the Advisor Shares or Institutional Shares of a Fund typically will have a lower expense ratio and correspondingly higher total return than the Investor Shares of the same Fund.

The investment adviser for each Fund is Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”). Artisan Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Partners Asset Management Inc., a publicly traded Delaware corporation.

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of the Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles (“US GAAP”).

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. (“ASU”) 2017-08, “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Funds adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of October 1, 2019. As a result of the adoption of ASU 2017-08, as of October 1, 2019, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased by $5,063,000 for High Income Fund. There is no impact on net assets or overall results from operations.

(a)

Valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining each Fund’s NAV for financial reporting purposes, each equity security and exchange traded fund (“ETF”) traded on a securities exchange, including the

114	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Nasdaq Stock Market, or over-the-counter was valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention.

Absent closing price information for an equity security from the principal exchange, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security if market quotations are not readily available. Exchange traded option contracts were valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts were valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Shares of open-end investment companies were valued at the latest net asset value reported by the investment company.

Fixed income securities were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

Securities or other assets for which market quotations were not readily available were valued by the Funds’ valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of the board of directors of the Funds. A market quotation was considered to be not readily available, and a Fund therefore used fair value pricing, if, among other things, there were no quotations, pricing data was not provided by an approved pricing vendor, the valuation committee believed that the quotation, price or market value resulting from the Funds’ valuation procedures did not reflect a fair value of the security or asset, or the value of the security or asset might have been materially affected by events occurring after the close of the market in which the security or asset was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event could include a company-specific development, a development that might affect an entire market or region, a potentially global development or a significant change in values of market indices, ETFs or other financial instruments in the US or other markets. The Funds monitored for subsequent events using several tools. In fair valuing non-US equity securities and equity-linked securities, the Funds have used adjustment factors provided by a third party valuation service when there were subsequent events or expected or unexpected market closures. The third party valuation service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

Artisan Partners Funds	115

NOTES TO FINANCIAL STATEMENTS

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair values utilized by the Funds as described above could differ from the value realized on the sale of those securities or assets in the future and the differences could be material to the NAV of the applicable Fund.

(b)

Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Funds have analyzed the tax positions taken on federal income tax returns for all remaining open tax years (fiscal years 2017 through 2020) and have concluded that, as of September 30, 2020, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and Wisconsin Department of Revenue.

As of and during the year ended September 30, 2020, the Funds did not have any liabilities for unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended September 30, 2020, the Funds did not incur any material interest or penalties.

The Funds are subject to taxes imposed on foreign dividend income and realized and unrealized gains on securities traded in certain foreign countries in which the Funds invest. Withholding taxes on foreign dividends have been accrued based on the Funds’ understanding of the applicable country’s tax rules and rates. Foreign taxes imposed on realized and unrealized gains was based on the Funds’ understanding of the applicable country’s tax rules and rates and if applicable, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments”, as applicable, on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

(c)

Portfolio transactions – For financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with US GAAP. Net realized gains and losses on securities were computed on specific security lot identification.

(d)

Restricted securities – The Funds may invest in securities that are subject to restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expenses, and prompt sale at an

116	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

acceptable price may be difficult. Information regarding restricted securities, if any, is included in the footnotes to each Fund’s Schedule of Investments.

(e)

Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for foreign taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into US dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into US dollars using the current spot market rate of exchange on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into foreign currency spot contracts and foreign currency forward contracts. Foreign currency spot contracts are typically used to facilitate the purchase and sale of non-US securities and generally settle within three business days. Foreign currency forward contracts are typically used to hedge against foreign currency exchange rate risks, which the Funds may face as a result of direct or indirect exposure to particular currencies (including through US dollar denominated depositary receipts and equity-linked securities). The Funds could be exposed to loss if the counterparties fail to perform under these contracts. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value and unrealized gains and losses on foreign currency forward contracts are presented separately on the Statements of Assets and Liabilities and included in other assets less liabilities in the Schedule of Investments. Realized and unrealized gains and losses were reported as foreign currency related transactions and are recorded in the Statements of Operations. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized on the difference between the amounts of dividends and foreign taxes accrued on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(f)

Depositary receipts – Each Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(g)

Equity-linked securities – Each Fund, except Mid Cap Value Fund and Small Cap Fund, may invest in equity-linked securities. Equity-linked securities are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked security typically entitles the holder to a return equal to the market return of the underlying security or securities. There is no off-balance sheet risk associated with equity-linked securities and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction.

Artisan Partners Funds	117

NOTES TO FINANCIAL STATEMENTS

(h)

Use of estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(i)

Indemnifications – Artisan Partners Funds indemnifies its officers and directors for certain liabilities that may arise from the performance of their duties to Artisan Partners Funds. In the normal course of business, the Funds also enter into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. A Fund’s maximum exposure under such arrangements is unknown. As of September 30, 2020, no claim has been made for indemnification pursuant to any such agreement of the Funds.

(j)

When-Issued/Delayed Delivery Securities – Each Fund may purchase or sell when- issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When a Fund enters into a purchase transaction on a when-issued or delayed delivery basis, the Fund will segregate liquid assets in an amount at least equal in value to the Fund’s commitments to purchase such securities. Purchasing securities on a when issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

(k)

Unfunded Commitments – Pursuant to the terms of certain term loan agreements, High Income Fund is obligated to fund term loan commitments at the borrower’s discretion. High Income Fund reserves against such contingent obligations by segregating liquid assets. During the year, High Income Fund had unfunded loan commitments, which were recorded at market value. Unrealized gains and losses would be presented separately on the Statement of Assets and Liabilities. As of September 30, 2020, there were no unfunded commitments.

(l)

Redemption Fees – High Income Fund generally imposes a 2% redemption fee on the redemption or exchange of shares owned for 90 days or less. Redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. The Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including, but not limited to, when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short- term trading. The Fund waived the redemption fee for shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Fund’s prospectus.

(m)

Securities Sold Short – The Funds may sell securities short or maintain a short position in anticipation of the decline in the market value of a particular security (a short sale), including securities that the Funds do not own. To complete a short sale, the Funds must borrow the security to make delivery to the buyer. The Funds are required to pay the lender any dividends or interest on the security, which accrues during the period of the loan.

118	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

In order to terminate the short sale, the Fund that borrowed the security is obligated to return the security borrowed by purchasing it at market price at the time of termination. The price of the security at termination may differ from the price at which the security was sold. The Fund will incur a loss, as a result of the short sale, if the price of the security increases between the date of the short sale and when the Fund terminates the short sale. This loss may be unlimited. The Fund will realize a gain if the security declines in price between those dates. The gain is limited to the price at which the Fund sold the security short. The amount of any economic gain will be decreased, and the amount of any economic loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale.

The Funds may reinvest short sale proceeds. Because the Funds may invest the proceeds of a short sale, the effect of short selling is similar to the effect of leverage. Each Fund generally must segregate liquid assets for the benefit of its counterparty to secure its obligation to purchase the security, so that the total of the amounts segregated is equal to the market value of the securities sold short. The Funds incur expenses as a result of executing short sales.

During the year ended September 30, 2020, no Funds engaged in short sales.

(n)

Other – Dividend income less foreign taxes accrued or withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Funds on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded, revised or canceled as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends were generally recorded at the fair market value of securities received. Interest income was recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to the Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were also used, depending on the nature of the expense item. Income and expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class, respectively.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

(3)	Risks:

Like all mutual funds, the Funds take investment risks and it is possible for you to lose money by investing in a Fund. Investors in each Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. This section describes certain of the principal risks associated with investing in each Fund, but is not a complete list of every risk involved in investing in each Fund and the Fund may be exposed to additional risks not listed below. See the Funds’ prospectus and statement of additional information regarding

Artisan Partners Funds	119

NOTES TO FINANCIAL STATEMENTS

the risks of investing in shares of the Funds. An investment in a Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions and closures, impact the ability to complete redemptions, impact Artisan Partners Funds and its service providers’ business functions and affect fund performance. For example, the recent global outbreak of the 2019 novel coronavirus (“COVID-19”), together with resulting voluntary and governmental actions, including, without limitation, mandatory business closures, public gathering limitations, restrictions on travel and quarantines, has meaningfully disrupted the global economy and markets. Although the long-term economic fallout of COVID-19 is difficult to predict, it has had and is expected to continue to have ongoing material adverse effects across many, if not all, aspects of regional, national and global economies.

Foreign securities may underperform US securities and may be more volatile than US securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and equity-linked securities) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

Investment risks typically are greater in emerging and developing markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. The securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

120	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

The values of debt securities change in response to various factors, including, for example, market related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. In general, the value of a debt security may fall in response to increases in interest rates. The Fund may invest in debt securities without considering the maturity of the investment. The value of a security with a longer duration will generally be more sensitive to changes in interest rates than a similar security with a shorter duration. As a result, changes in interest rates in the US and outside the US may affect the Fund’s debt investments unfavorably. Given the low interest rate environment, risks associated with rising rates are heightened. If interest rates rise, repayments of principal on certain debt securities, including loans, may occur at a slower rate than expected and the expected length of repayment of those securities could increase as a result.

An issuer or counterparty may fail to pay its obligations to a Fund when they are due. Financial strength and solvency (or the perceived financial strength or solvency) of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument of an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower quality debt, including loans, tend to be particularly sensitive to these changes.

Debt securities in which a Fund invests may be rated below investment grade or be unrated securities that are determined by the Adviser to be of comparable quality. Debt securities of below investment grade quality are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds.

Investments in loans are generally subject to the same risks as investments in other types of debt obligations, including, among others, the credit risk of nonpayment of principal and interest. In addition, in many cases loans are subject to the risks associated with below investment grade securities. High Income Fund may invest in loans made in connection with highly leveraged transactions, which are subject to greater credit and liquidity risks than other types of loans. Although the loans in which High Income Fund invests may be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, High Income Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan or could recover nothing of what it is owed on the secured loan. Uncollateralized (i.e., non-secured) loans are subject to greater risk of loss (i.e., nonpayment) in the event of default than secured loans since they do not afford the Fund recourse to collateral. Investments in loans may be difficult to value and may be illiquid, including due to legal or contractual restrictions on resale. Transactions in many loans settle on a delayed basis, and High Income Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial

Artisan Partners Funds	121

NOTES TO FINANCIAL STATEMENTS

period after the sale of the loans. It is unclear whether certain loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation.

The London Interbank Offered Rate (“LIBOR”) is expected to cease to be available, or appropriate for use, by the end of 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments (including, for example, loans that reference LIBOR) and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined.

As non-diversified funds, Focus Fund, Select Equity Fund and Sustainable Emerging Markets Fund may invest a larger portion of their assets in securities of a smaller number of issues than a diversified fund, which means a single issuer’s performance may affect Fund performance more than if the Fund were invested in a larger number of issuers. Sustainable Emerging Markets Fund changed from diversified to non-diversified effective November 12, 2020.

(4)	Fair value measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the US where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the

122	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

valuation techniques for the Funds’ major classes of assets are found in Note 2(a). A description of the fair value leveling techniques are described below:

Equity securities, ETFs, investment companies, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, equity-linked securities, foreign currency forward contracts, foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, are generally categorized as Level 2. Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of September 30, 2020 (in thousands):

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Developing World
Common Stocks(1)
Developed Markets	$2,093,542	$631,184	$-	$2,724,726
Emerging Asia	1,398,482	1,695,841	-	3,094,323
Europe, Middle East & Africa	152,940	-	-	152,940
Latin America	492,581	-	-	492,581
Investment Companies	186,122	-	-	186,122
Total Investments	$4,323,667	$2,327,025	$-	$6,650,692
Focus
Common Stocks(1)	$1,152,236	$43,665	$-	$1,195,901
Options Purchased	156,661	-	-	156,661
Investment Companies	80,067	-	-	80,067
Total Investments	1,388,964	43,665	-	1,432,629
Foreign Currency Forward Contracts(2)	-	994	-	994
Written Option Contract	(12,992)	-	-	(12,992)
Total	$1,375,972	$44,659	$-	$1,420,631
Global Discovery
Common Stocks(1)
Americas	$119,293	$-	$-	$119,293
Emerging Markets	4,932	5,271	-	10,203
Europe	10,873	52,701	-	63,574
Pacific Basin	-	12,473	-	12,473
Investment Companies	4,836	-	-	4,836
Total Investments	$139,934	$70,445	$-	$210,379

Artisan Partners Funds	123

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total

Global Equity
Common Stocks(1)
Americas	$132,276	$-	$-		$132,276
Emerging Markets	5,804	16,293	-		22,097
Europe	10,297	70,059	-		80,356
Pacific Basin	-	17,079	-		17,079
Investment Companies	4,020	-	-		4,020
Total Investments	$152,397	$103,431	$-		$255,828
Global Opportunities
Common Stocks(1)
Americas	$2,502,281	$-	$-		$2,502,281
Emerging Markets	120,786	68,992	-		189,778
Europe	-	1,514,558	-		1,514,558
Pacific Basin	-	430,099	-		430,099
Investment Companies	143,435	-	-		143,435
Total Investments	$2,766,502	$2,013,649	$-		$4,780,151
Global Value
Common Stocks(1)
Americas	$999,314	$-	$-		$999,314
Emerging Markets	78,594	92,527	-		171,121
Europe	64,477	496,953	-		561,430
Investment Companies	94,032	-	-		94,032
Total Investments	1,236,417	589,480	-		1,825,897
Foreign Currency Forward Contracts(2)	-	(2,416)	-		(2,416)
Total	$1,236,417	$587,064	$-		$1,823,481
High Income
Corporate Bonds(1)	$-	$3,651,317	$-		$3,651,317
Bank loans(1)	-	1,022,149	-		1,022,149
Convertible Bonds(1)	-	6,048	-		6,048
Preferred Stock(1)	-	-	-	(3)	-
Investment Companies	73,929	-	-		73,929
Total Investments	73,929	4,679,514	-		4,753,443
Foreign Currency Forward Contracts(2)	-	142	-		142
Futures(2)	(662)	-	-		(662)
Total	$73,267	$4,679,656	$-		$4,752,923

124	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

International
Common Stocks and Equity-Linked Security(1)
Americas	$1,735,740	$-	$-	$1,735,740
Emerging Markets	397,862	817,097	-	1,214,959
Europe	225,641	5,290,447	-	5,516,088
Middle East	245,408	-	-	245,408
Pacific Basin	-	700,531	-	700,531
Investment Companies	250,831	-	-	250,831
Total Investments	$2,855,482	$6,808,075	$-	$9,663,557
International Small-Mid
Common Stocks(1)
Americas	$528,218	$7,848	$-	$536,066
Emerging Markets	151,239.00	51,147	-	202,386
Europe	11,422	1,692,976	-	1,704,398
Middle East	206,927	42,292.00	-	249,219
Pacific Basin	-	582,853	-	582,853
Investment Companies	187,348	-	-	187,348
Total Investments	$1,085,154	$2,377,116	$-	$3,462,270
International Value
Common Stocks and Equity-Linked Security(1)
Americas	$1,298,843	$94,068	$-	$1,392,911
Emerging Markets	1,252,394	2,136,704	-	3,389,098
Europe	229,741	7,139,543	-	7,369,284
Pacific Basin	-	146,062.00	-	146,062
Investment Companies	1,252,636	-	-	1,252,636
Total Investments	4,033,614	9,516,377	-	13,549,991
Foreign Currency Forward Contracts(2)	-	(33,554)	-	(33,554)
Total	$4,033,614	$9,482,823	$-	$13,516,437
Mid Cap
Common Stocks(1)	$6,302,572	$350,676	$-	$6,653,248
Investment Companies	145,310	-	-	145,310
Total Investments	$6,447,882	$350,676	$-	$6,798,558
Mid Cap Value
Common Stocks(1)	$1,651,353	$-	$-	$1,651,353
Investment Companies	31,866	-	-	31,866
Total Investments	$1,683,219	$-	$-	$1,683,219

Artisan Partners Funds	125

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total

Select Equity
Common Stocks(1)	$10,085	$1,922	$-		$12,007
Investment Companies	1,105	-	-		1,105
Total Investments	$11,190	$1,922	$-		$13,112
Small Cap
Common Stocks(1)	$2,953,792	$-	$-		$2,953,792
Investment Companies	71,671	-	-		71,671
Total Investments	$3,025,463	$-	$-		$3,025,463
Sustainable Emerging Markets
Common Stocks(1)
Developed Markets	$-	$2,302	$-		$2,302
Emerging Asia	8,850	27,613	-	(3)	36,463
Europe, Middle East & Africa	593	6,298	-		6,891
Latin America	7,020	-	-		7,020
Investment Companies	546	-	-		546
Total Investments	$17,009	$36,213	$-		$53,222
Value
Common Stocks(1)	$221,902	$51,143	$-		$273,045
Investment Companies	13,087	-	-		13,087
Total Investments	$234,989	$51,143	$-		$286,132

(1)See the Fund’s Schedule of Investments for industry or country classifications.

(2)Foreign currency forward contracts are valued at unrealized appreciation (depreciation). Amounts shown above are shown as net unrealized appreciation (depreciation). See the Fund’s Schedule of Investments for additional detail.

(3)Valued at $0.

Information about Level 3 fair value measurements (dollar values in thousands):

Assets	Fair Value at September 30, 2020		Unobservable Input(s)	Impact to Fair Value from an Increase in Input
High Income Fund
Preferred Stocks	-	(1)	100% discount for lack of expected recovery	N/A
Sustainable Emerging Markets Fund
Common Stock	$-	(1)	Last quote in inactive market less 100% discount	N/A
(1)Includes one or more securities valued at $0.

126	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

As of September 30, 2020, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	High Income Fund		Sustainable Emerging Markets Fund
Balance as of September 30, 2019	$322	(1)	$-	(1)
Transfers into Level 3	-		-
Net change in unrealized appreciation (depreciation)	5,267		-
Purchases	944		-
Sales	-		-
Accrued Amortization	13
Realized Gain/Loss	(6,546)		-
Transfers out of Level 3	-		-

Balance as of September 30, 2020	$-	(1)	$-	(1)

Net change in unrealized appreciation (depreciation) for investments held as of September 30, 2020	$(957)		$-

(1) Includes one or more securities valued at $0.

(5)	Transfer agent and authorized agent fees:

Each Fund paid fees to, and reimbursed certain expenses of, the Funds’ transfer agent during the period. In addition, the Funds have authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders on the Funds’ behalf. Some authorized agents charge a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. Generally, the fee was either a per account charge based on the number of accounts to which the authorized agent provided such services, or was a percentage of the average value of Fund shares held in such accounts. For Investor Shares and Advisor Shares of the Funds, each Fund paid all or a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. For Institutional Shares, the Funds do not pay fees to intermediaries in connection with recordkeeping, transaction processing for shareholders’ accounts or any other services that an intermediary may provide to its clients. Artisan Partners, at its own expense, pays certain authorized agents for accounting and shareholder services (to the extent those fees are not paid by a Fund), and for distribution and marketing services performed with respect to the Funds. See the Funds’ prospectus and statement of additional information about authorized agents. The Funds’ expenses incurred for services provided by authorized agents are included in “Transfer agent fees” in the Statements of Operations. The table below shows the fees

Artisan Partners Funds	127

NOTES TO FINANCIAL STATEMENTS

and expenses to the Funds’ transfer agent and the fees to authorized agents incurred by each class of each Fund during the year ended September 30, 2020 (in thousands):

	Year Ended 9/30/2020
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents		Total
Artisan Developing World Fund - Investor Shares	$50	$842		$892
Artisan Developing World Fund - Advisor Shares	46	1,807		1,853
Artisan Developing World Fund - Institutional Shares	39	-		39
Artisan Focus Fund - Investor Shares	45	491		536
Artisan Focus Fund - Advisor Shares	33	540		573
Artisan Focus Fund - Institutional Shares(1)	21	-		21
Artisan Global Discovery Fund - Investor Shares	38	182		220
Artisan Global Discovery Fund - Advisor Shares(1)	21	4		25
Artisan Global Discovery Fund - Institutional Shares(1)	21	-		21
Artisan Global Equity Fund - Investor Shares	41	259		300
Artisan Global Equity Fund - Advisor Shares(2)	5	-	(4)	5
Artisan Global Equity Fund - Institutional Shares	31	-		31
Artisan Global Opportunities Fund - Investor Shares	75	2,498		2,573
Artisan Global Opportunities Fund - Advisor Shares	36	633		669
Artisan Global Opportunities Fund - Institutional Shares	38	-		38
Artisan Global Value Fund - Investor Shares	59	821		880
Artisan Global Value Fund - Advisor Shares	35	371		406
Artisan Global Value Fund - Institutional Shares	38	-		38
Artisan High Income Fund - Investor Shares	48	1,972		2,020
Artisan High Income Fund - Advisor Shares	52	1,918		1,970
Artisan High Income Fund - Institutional Shares	44	-		44
Artisan International Fund - Investor Shares	246	7,559		7,805
Artisan International Fund - Advisor Shares	42	1,544		1,586
Artisan International Fund - Institutional Shares	52	-		52
Artisan International Small-Mid Fund - Investor Shares	59	621		680
Artisan International Small-Mid Fund - Advisor Shares	39	645		684
Artisan International Small-Mid Fund - Institutional Shares	38	-		38
Artisan International Value Fund - Investor Shares	109	4,980		5,089
Artisan International Value Fund - Advisor Shares	50	3,671		3,721
Artisan International Value Fund - Institutional Shares	52	-		52
Artisan Mid Cap Fund - Investor Shares	125	3,746		3,871
Artisan Mid Cap Fund - Advisor Shares	36	361		397
Artisan Mid Cap Fund - Institutional Shares	54	-		54
Artisan Mid Cap Value Fund - Investor Shares	119	1,349		1,468

128	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	Year Ended 9/30/2020
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents		Total
Artisan Mid Cap Value Fund - Advisor Shares	$41	$306		$347
Artisan Mid Cap Value Fund - Institutional Shares	36	-		36
Artisan Select Equity Fund - Investor Shares(3)	21	1		22
Artisan Select Equity Fund - Advisor Shares(3)	21	-	(4)	21
Artisan Select Equity Fund - Institutional Shares(3)	21	-		21
Artisan Small Cap Fund - Investor Shares	106	1,418		1,524
Artisan Small Cap Fund - Advisor Shares	35	615		650
Artisan Small Cap Fund - Institutional Shares	36	-		36
Artisan Sustainable Emerging Markets Fund - Investor Shares	36	103		139
Artisan Sustainable Emerging Markets Fund - Institutional Shares	31	-		31
Artisan Value Fund - Investor Shares	52	261		313
Artisan Value Fund - Advisor Shares	32	78		110
Artisan Value Fund - Institutional Shares	33	-		33

(1) For the period from commencement of operations (February 3, 2020) through September 30, 2020.

(2) For the period from commencement of operations (August 5, 2020) through September 30, 2020.

(3) For the period from commencement of operations (February 28, 2020) through September 30, 2020.

(4) Amount rounds to less than $1

(6)	Derivative Transactions:

Each Fund may invest in derivatives for any purpose consistent with its investment objective and guidelines, as set forth in its then-current prospectus and statement of additional information including, without limitation, to improve expected risk-adjusted returns, to reduce exposure to certain risks, for hedging purposes and to obtain economic exposure to certain issuers.

Foreign Currency Forward Contracts

Foreign currency forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and at a price set at the time of the contract. Forward contracts usually are entered into with banks and broker-dealers and are not exchange traded.

Forward currency transactions may involve currencies of the different countries to which a Fund may have exposure and serve as hedges against possible variations in the exchange rate between these currencies. Forward currency transactions may be used for transaction hedging and portfolio hedging involving either specific transactions or portfolio positions (including positions obtained through, among other instruments, participation certificates and depositary receipts that may be denominated in US dollars or foreign currencies). A Fund may not engage in speculative currency exchange transactions. Focus Fund, Global Value Fund, High Income Fund and International Value Fund each used foreign currency contracts for hedging currency exposure during the year ended September 30, 2020.

Artisan Partners Funds	129

NOTES TO FINANCIAL STATEMENTS

At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency. The Fund will earmark or segregate liquid assets to cover any unrealized losses.

Futures Transactions

Each Fund may invest in futures contracts for hedging, risk management or portfolio management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. High Income Fund used futures contracts to manage duration exposure during the year ended September 30, 2020.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or money at a specified time and price. To the extent it uses futures contracts, a Fund will be required to deposit margin and other assets with its futures clearing brokers, shown as due from broker in the Statements of Assets and Liabilities.

There are risks associated with a Fund’s transactions in futures contracts, including that the success of an investment strategy may depend on the ability of the Fund’s portfolio managers to predict movements in the prices of individual securities, fluctuations in markets and movement in interest rates.

When a Fund invests in futures contracts, it will cover its position by earmarking or segregating an amount of liquid assets equal to the market value of the futures positions held less margin deposits, and that amount will be marked-to-market on a daily basis.

Options Transactions

Each Fund may purchase and write (sell) put options and call options on securities or indexes.

An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from or sell to the seller of the option the security underlying the option at a specified exercise price at any time during the term of the option. Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments in securities, at value and written options, at value, respectively, in the Statements of Assets and Liabilities. When a Fund writes options, it will cover its obligation by earmarking or segregating liquid assets.

If a written option expires, a Fund realizes a gain equal to the premium received at the time the option was written. If a purchased option expires, the Fund realizes a loss equal to the premium paid. A Fund will realize a gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or if it is more, the Fund will realize a loss. If the premium received from writing a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a gain, or if it is less, the Fund will realize a loss. Realized gain or loss on options purchased and options written are included in

130	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

net realized gain (loss) on investments and net realized gain (loss) on written options, respectively, in the Statements of Operations. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

There are risks associated with a Fund investing in options contracts including significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. During the year ended September 30, 2020, Focus Fund used options transactions to enhance alpha and minimize downside market risk.

The fair value of derivative instruments as reported in the Statements of Assets and Liabilities as of September 30, 2020 was as follows (in thousands):

Fund	Risk Exposure Category	Derivative Instrument	Statements of Assets and Liabilities Location	Value
Focus	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	$994
	Equity	Purchased options contracts	Investments in securities, unaffiliated, at value	$156,661
	Equity	Written options contracts	Written options, at value	$(12,992)
Global Value	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	$588
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	$(3,004)
High Income	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	$142
	Interest Rate	Futures contracts	Due from broker	$4,387
			Receivable for variation margin on futures contracts(1)	689
International Value	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	$7,251
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	$(40,805)

(1)	Receivable is the daily change in the margin requirement. As of September 30, 2020, total net unrealized appreciation/(depreciation) was $(662).

Artisan Partners Funds	131

NOTES TO FINANCIAL STATEMENTS

The effect of derivative instruments in the amount of realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on the Statements of Operations for the year ended September 30, 2020 was as follows (in thousands):

Fund	Risk Exposure Category	Derivative Instrument	Statements of Operations Location	Net Realized Gain (Loss)	Statements of Operations Location	Unrealized Appreciation (Depreciation)
Focus	Foreign currency	Foreign currency forward contracts	Net realized loss on foreign currency forward contracts	$(6,344)	Net increase in unrealized appreciation or depreciation on foreign currency forward contracts	$446
	Equity	Purchased options contracts	Net realized gain on investments, from unaffiliated issuers	$14,884	Net increase in unrealized appreciation or depreciation on investments, from unaffiliated issuers	$5,428
	Equity	Written options contracts	Net realized gain on written options	$14,253	Net decrease in unrealized appreciation or depreciation on written options	$(4,471)
Global Value	Foreign currency	Foreign currency forward contracts	Net realized gain on foreign currency forward contracts	$2,072	Net decrease in unrealized appreciation or depreciation on foreign currency forward contracts	$(5,050)
High Income	Interest rate	Futures contracts	Net realized loss on futures contracts	$(22,172)	Net decrease in unrealized appreciation or depreciation on futures contracts	$(2,659)
	Foreign currency	Foreign currency forward contracts	Net realized loss on foreign currency forward contracts	$(302)	Net increase in unrealized appreciation or depreciation on foreign currency forward contracts	$142
International Value	Foreign currency	Foreign currency forward contracts	Net realized gain on foreign currency forward contracts	$19,737	Net decrease in unrealized appreciation or depreciation on foreign currency forward contracts	$(51,830)

132	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

The average monthly amount outstanding for each derivative type for the year ended September 30, 2020 was as follows (dollar value in thousands):

Fund	Derivative Type	Average Monthly Notional Amount
Focus	Foreign currency forward contracts	$193,339
Global Value	Foreign currency forward contracts	$67,175
High Income(a)	Foreign currency forward contracts	$9,984
International Value	Foreign currency forward contracts	$782,048

Fund	Derivative Type	Average Monthly Notional Amount
High Income	Futures contracts	$281,044

Fund	Derivative Type	Average Monthly Notional Amount
Focus	Purchased options contracts	$45,683
	Written options contracts	$1,757

(a)	Average Monthly Notional Amount is based on the 3 month period during which the Portfolio held foreign currency forward contracts

Master Netting Agreements

Each Fund is a party to various master netting agreements. While the terms and conditions of these agreements may vary, all transactions under any such agreement constitute a single contractual relationship. Each party’s obligation to make any payments, deliveries or other transfers in respect of any transaction under such an agreement may be netted against the other party’s obligations under such agreement. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from one party to the other.

The following tables present information about the offsetting of derivative instruments and collateral amounts (in thousands) for foreign currency forward contracts as of September 30, 2020:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Asset Amounts Presented in Statements of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount (Not Less Than $0)
Focus	JPMorgan Chase Bank, N.A.	$994	$-	$-	$994
Global Value	JPMorgan Chase Bank, N.A.	588	(588)	-	-
High Income	JPMorgan Chase Bank, N.A.	142	-	-	142
International Value	JPMorgan Chase Bank, N.A.	7,251	(7,251)	-	-

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Liability Amounts Presented in Statements of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount (Not Less Than $0)
Global Value	JPMorgan Chase Bank, N.A.	$3,004	$(588)	$-	$2,416
International Value	JPMorgan Chase Bank, N.A.	40,805	(7,251)	-	33,554

Artisan Partners Funds	133

NOTES TO FINANCIAL STATEMENTS

(7)	Related Party Transactions:

(a)

Investment Advisory Agreement – The Adviser, with which the officers and two directors of the Funds are affiliated, provided investment advisory and administrative services to the Funds during the year ended September 30, 2020. In exchange for those services, each Fund paid a monthly management fee to the Adviser as follows:

Developing World Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.050%
$1 billion to $2 billion	1.025
$2 billion to $3.5 billion	1.000
$3.5 billion to $5 billion	0.975
Greater than $5 billion	0.950

Global Discovery Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.975%
$1 billion to $2 billion	0.950
$2 billion to $3.5 billion	0.925
$3.5 billion to $5 billion	0.900
Greater than $5 billion	0.875

Global Equity Fund (Prior to November 15, 2019) and Global Value Fund:

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $4 billion	0.975
$4 billion to $8 billion	0.950
$8 billion to $12 billion	0.925
Greater than $12 billion	0.900

Global Equity Fund (Effective November 15, 2019):

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $2 billion	0.875
$2 billion to $3.5 billion	0.850
$3.5 billion to $5 billion	0.825
Greater than $5 billion	0.800

Global Opportunities Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $4 billion	0.875
$4 billion to $8 billion	0.850
$8 billion to $12 billion	0.825
Greater than $12 billion	0.800

134	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

High Income Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.725%
$1 billion to $2 billion	0.700
$2 billion to $3.5 billion	0.675
$3.5 billion to $10 billion	0.650
Greater than $10 billion	0.625

International Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

International Small-Mid Fund

Average Daily Net Assets	Annual Rate
Less than $2 billion	1.050%
$2 billion to $3 billion	1.025
$3 billion to $4 billion	1.000
$4 billion to $5 billion	0.975
Greater than $5 billion	0.950

International Value Fund, Mid Cap Fund, Mid Cap Value Fund and Small Cap Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925

Select Equity Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.750%
$1 billion to $2 billion	0.725
$2 billion to $3.5 billion	0.700
$3.5 billion to $5 billion	0.675
Greater than $5 billion	0.650

Focus Fund and Sustainable Emerging Markets Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $2 billion	0.975
$2 billion to $3.5 billion	0.950
$3.5 billion to $5 billion	0.925
Greater than $5 billion	0.900

Artisan Partners Funds	135

NOTES TO FINANCIAL STATEMENTS

Value Fund

Average Daily Net Assets	Annual Rate
Less than $50 million	0.800%
$50 million to $100 million	0.760
$100 million to $500 million	0.720
$500 million to $7.5 billion	0.680
Greater than $7.5 billion	0.640

(b)

Expense Waivers and Reimbursements – The Adviser has contractually agreed to bear certain expenses and waive its management fees, and to the extent that the fee waiver is insufficient to reimburse any ordinary operating expenses, to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to the Adviser) not to exceed the percentages of average daily net assets indicated below. These contractual limits continue through the date shown on the table below at which time Artisan Partners will determine whether to renew, revise or discontinue it. The table below shows the current expense limit as a percent of average daily net assets and amounts waived by the Adviser during the year ended September 30, 2020 (dollar values in thousands).

For the year ended September 30, 2020, Select Equity Fund incurred operating expenses of approximately $143,000 that were reimbursed by the Adviser. The Funds had no material receivables from or payables to the Adviser at September 30, 2020.

Fund	Expense Limit as a % of Average Daily Net Assets	Contractual Expense Limit Continues Through	Expenses Waived
Artisan Focus Fund - Investor Shares	1.50%	January 31, 2021	$-
Artisan Focus Fund - Advisor Shares	1.40%	January 31, 2021	-
Artisan Focus Fund - Institutional Shares	1.40%	January 31, 2021	-
Artisan Global Discovery Fund - Investor Shares(1)	1.40%	January 31, 2022	-
Artisan Global Discovery Fund - Advisor Shares(2)	1.30%	January 31, 2022	30
Artisan Global Discovery Fund - Institutional Shares(2)	1.25%	January 31, 2022	-
Artisan Global Equity Fund - Investor Shares(3)	1.35%	January 31, 2022	-
Artisan Global Equity Fund - Advisor Shares(4)	1.25%	January 31, 2022	8
Artisan Select Equity Fund - Investor Shares(5)	1.25%	January 31, 2022	61
Artisan Select Equity Fund - Advisor Shares(5)	1.15%	January 31, 2022	59
Artisan Select Equity Fund - Institutional Shares(5)	1.10%	January 31, 2022	76
Artisan Sustainable Emerging Markets Fund - Investor Shares	1.35%	January 31, 2022	172
Artisan Sustainable Emerging Markets Fund - Institutional Shares	1.20%	January 31, 2022	69
Artisan Value Fund - Advisor Shares	0.88%	January 31, 2022	43

(1)Effective February 3, 2020. Prior to this date, the rate was 1.50%.
(2)Effective February 3, 2020. Prior to this date, the rate was 1.40% for Advisor Shares and 1.35% for Institutional Shares.

136	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(3)Effective June 1, 2020.
(4)Effective August 6, 2020.
(5)Effective February 28, 2020.

(c)

Officers and Directors – The officers and directors of the Funds who are affiliated with the Adviser receive no compensation from the Funds. For the year ended September 30, 2020, directors of the Funds who are not affiliated persons of the Adviser (“independent directors”) received compensation for their services based on an annual fee of $275,000.

In addition, the independent chair and each committee chair receives an annual supplemental retainer as follows:

Amount
Independent board chair	$85,000
Audit committee chair	$45,000
Governance and nominating committee chair	$30,000
Education committee chair	$30,000

If more than seven in-person meetings or four telephonic meetings are held in a calendar year, each director is paid an additional meeting attendance fee of $5,000 for each such in-person meeting and $1,000 for each such telephonic meeting. These fees were generally allocated to each of the Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter. Additionally, each director is entitled to reimbursement of expenses related to his or her duties as a director of the Funds.

Artisan Partners Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of the Funds as selected by the individual directors. Each Fund purchased shares of the Funds selected for deferral by the directors in amounts equal to their investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of “Other assets” on the Statements of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Funds, and did not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

(d)

Distribution – Shares of the Funds are offered for sale by Artisan Partners Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Funds are paid by the Adviser.

(8)	Line of credit arrangement:

Artisan Partners Funds is party to a line of credit agreement with a syndicate of lenders, led by JPMorgan Chase Bank N.A., as lender and administrative agent that expires on June 9, 2021. Under the line of credit, each Fund can borrow an amount that would not exceed the lesser of (a) 33 1/3% of its adjusted net assets, with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money) after giving effect to the borrowing, and (b) the maximum amount the Fund is permitted to borrow pursuant to

Artisan Partners Funds	137

NOTES TO FINANCIAL STATEMENTS

applicable law, pursuant to the Fund’s prospectus limitations on indebtedness, pursuant to any vote of the shareholders of the Fund, or pursuant to any limitation on borrowings in any applicable agreement with any governmental authority or regulator or any other applicable agreement or document to which such Fund was a party; provided that the aggregate borrowings by all the Funds may not exceed $200 million. Prior to June 10, 2020, the Funds paid a commitment fee at the annual rate of 0.15% on the unused portion of the line of credit and interest was charged on any borrowing at the highest of (i) the Eurodollar Rate, as defined in the Agreement, for a one-month interest period commencing two business days after such day (but, in any event, not less than 0.00%) plus 1.00%, (ii) the federal funds effective rate in effect on such day (but, in any event, not less than 0.00%) plus 1.00% or (iii) the overnight bank funding rate in effect on such day (but, in any event, not less than 0.00%) plus 1.00%. Effective June 10, 2020, the Funds paid a commitment fee at the annual rate of 0.20% on the unused portion of the line of credit and interest was charged on any borrowings at the highest of (i) the Eurodollar Rate for a one-month interest period commencing two business days after such day (but, in any event, not less than 0.00%) plus 1.25%, (ii) the federal funds effective rate in effect on such day (but, in any event, not less than 0.00%) plus 1.25% or (iii) the overnight bank funding rate in effect on such day (but, in any event, not less than 0.00%) plus 1.25%. The Funds also paid an agent’s fee and arrangement fee to JPMorgan Chase Bank N.A. and the Funds’ and administrative agent legal expenses in connection with the line of credit, each as incurred. The fees are allocated to each Fund based on average net assets. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the year ended September 30, 2020, there were borrowings under the line of credit for the Developing World Fund, Global Equity Fund, Global Value Fund, International Value Fund and Value Fund which had average borrowings of $13,438,000, $8,030,000, $4,675,000, $25,900,000, and $750,000, respectively, with corresponding borrowing rates of 1.40%, 2.46%, 1.38%, 1.51%, and 1.43%, respectively. All fees and interest expense, related to the line of credit are included in other operating expenses in the Statements of Operations. There were no borrowings outstanding at September 30, 2020.

(9)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding securities sold short, derivatives and short-term securities) for the year ended September 30, 2020 were as follows (in thousands):

Fund	Security Purchases	Security Sales
Developing World	$7,086,297	$5,595,157
Focus	2,814,367	2,514,978
Global Discovery	109,067	57,143
Global Equity	320,105	367,918
Global Opportunities	1,805,665	1,619,080
Global Value	889,593	1,772,556
High Income	3,821,716	2,735,614
International	5,140,221	6,442,624
International Small-Mid	2,041,587	554,433
International Value	4,256,989	3,434,554

138	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Security Purchases	Security Sales
Mid Cap	$2,399,337	$2,818,501
Mid Cap Value	794,962	1,161,951
Select Equity(1)	14,151	2,785
Small Cap	1,266,259	883,912
Sustainable Emerging Markets	10,798	13,034
Value	137,427	254,764

(1)	For the period from commencement of operations (February 28, 2020) through September 30, 2020.

(10)	Transactions in securities of affiliates:

The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the year ended September 30, 2020 (shares and dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the year ended September 30, 2020.

Transactions in securities of affiliates:

		As of 09/30/2019			Proceeds from Sales	Net Realized Gain (Loss)	Net Increase (Decrease) in Unrealized Appreciation or Depreciation	As of 09/30/2020		Dividend Income@
Fund	Security	Shares Balance	Value	Purchases at Cost				Share Balance	Value
International Small-Mid
	Hennge KK*†(1)	-	$-	$21,805	$(13,102)	$4,119	$24,687	581	$37,509	$-
	Raccoon Holdings, Inc.(1)	-	-	16,540	-	-	10,893	1,361	27,433	-
	Total#		$-	$38,345	$(13,102)	$4,119	$35,580		$27,433	$-

@	Net of foreign taxes withheld, if any.
†	Issuer was not an affiliate as of September 30, 2020.
*	Non-income producing security.
#	Total value as of September 30, 2020 is presented only for those issuers that were affiliates as of September 30, 2020.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. See notes 2(a) and 4 in Notes to Financial Statements for additional information.

Artisan Partners Funds	139

NOTES TO FINANCIAL STATEMENTS

(11)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of September 30, 2020 were as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation) on Investments
Developing World	$4,082,836	$2,567,856	$-	$2,567,856
Focus	1,168,014	274,488	(13,350)	261,138
Global Discovery	147,107	64,155	(883)	63,272
Global Equity	193,030	64,972	(2,174)	62,798
Global Opportunities	3,154,328	1,650,107	(24,284)	1,625,823
Global Value	1,668,185	305,278	(149,982)	155,296
High Income	4,660,845	234,743	(142,665)	92,078
International	6,885,807	2,871,979	(94,229)	2,777,750
International Small-Mid	2,741,410	804,206	(83,346)	720,860
International Value	12,387,610	2,806,123	(1,677,296)	1,128,827
Mid Cap	4,034,915	2,800,744	(37,101)	2,763,643
Mid Cap Value	1,213,908	496,471	(27,160)	469,311
Select Equity	12,249	1,263	(400)	863
Small Cap	1,917,525	1,163,501	(55,563)	1,107,938
Sustainable Emerging Markets	44,335	19,900	(11,013)	8,887
Value	220,355	72,660	(6,883)	65,777

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions (“PFIC”)).

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the year ended September 30, 2020 and the year ended September 30, 2019 were as follows (in thousands):

	Year Ended 9/30/2020		Year Ended 9/30/2019
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
Developing World	$56	$-	$884	$-
Focus	28,707	-	6,488	-
Global Discovery	-	-	-	-
Global Equity	774	21,196	19,425	21,880

140	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	Year Ended 9/30/2020		Year Ended 9/30/2019
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
Global Opportunities	$3,683	$238,177	$164	$193,323
Global Value	48,126	-	58,023	140,737
High Income(a)	257,076	-	224,141	9,473
International	108,905	457,268	155,282	840,199
International Small-Mid	3,605	-	24,199	80,629
International Value	105,941	337,677	323,055	518,027
Mid Cap	-	569,399	49,923	958,692
Mid Cap Value	18,012	203,830	11,916	384,445
Select Equity	-	-	-	-
Small Cap	-	145,608	3,057	241,896
Sustainable Emerging Markets	887	-	483	-
Value	5,833	12,126	7,316	50,696

(a)	Included in High Income Fund’s Ordinary Income Dividends is a tax return of capital in the amount of $250 (in thousands).

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of US GAAP for such items as net short-term gains, wash sale loss deferrals, PFIC, foreign currency transactions, net investment losses and qualified late year ordinary losses.

Gains on redemptions in-kind for Global Value Fund, International Fund and International Value Fund of approximately $19,312,000, $24,160,000 and $53,677,522, respectively, were included in net realized gain on investments in the Statements of Operations for the year ended September 30, 2020, and were not recognized for Federal income tax purposes. These net realized gains represent permanent book/tax differences and have been reclassified to “Fund shares issued and outstanding” on the accompanying Statements of Assets and Liabilities.

In addition, the Funds may periodically record reclassifications among certain capital accounts to reflect differences between financial reporting and income tax basis distributions. The reclassifications were recorded in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and US GAAP. The reclassifications generally relate to net operating losses and utilization of earnings, non-deductible offering costs and profits distributed to shareholders on redemption of Fund shares. These reclassifications have no impact on the net asset values of the Funds.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. In connection with these requirements, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year

Artisan Partners Funds	141

NOTES TO FINANCIAL STATEMENTS

capital losses are any net capital losses incurred between November 1 and the end of the Funds’ fiscal year, September 30, 2020. Qualified late year ordinary losses are specified losses generally incurred between January 1 and the end of the Funds’ fiscal year, September 30, 2020.

Additional tax information as of and for the year ended September 30, 2020 follows (in thousands):

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gain	Qualified Late Year Capital Losses	Qualified Late Year Ordinary Losses	Other Deferred Gains (Losses)(1)
Developing World	$129,936	$170,317	$-	$-	$(135)
Focus	50,164	-	-	-	(31,728)
Global Discovery	2,779	627	-	-	(7)
Global Equity	12,705	14,567	-	-	(16)
Global Opportunities	124,967	194,190	-	-	(174)
Global Value	1,409	-	-	-	(169)
High Income	-	-	-	(229)	(4,022)
International	36,542	222,038	-	-	(768)
International Small-Mid	31,800	-	-	-	(61)
International Value	51,680	-	20,634	-	(817)
Mid Cap	62,641	583,261	-	-	(380)
Mid Cap Value	6,311	26,412	-	-	(211)
Select Equity	66	-	-	-	(1)
Small Cap	-	193,033	-	14,961	(101)
Sustainable Emerging Markets	992	-	-	-	(10)
Value	1,460	22,186	-	-	(35)

(1)	Other deferred gains and losses relate to (a) distribution payable at year end and (b) other items including straddle loss deferral.

As of September 30, 2020, the Funds had capital loss carryovers shown in the table below (in thousands). To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

Fund	Unexpiring – ST	Unexpiring – LT	Utilized in CY
Developing World	$-	$-	$15,081
Global Discovery	-	-	752
Global Value	21,879	-	-
High Income	-	109,016	-
International Small-Mid	30,991	8,338	-
Select Equity	222	-	-
Sustainable Emerging Markets	6,273	128,550	-

142	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(12)	Fund share activities:

Capital share transactions for the Funds were as follows (dollar values in thousands):

	DEVELOPING WORLD
	Year Ended 9/30/2020		Year Ended 9/30/2019
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	21,495,815	$372,378	10,823,456	$137,819
Advisor Shares	89,357,615	1,520,568	55,107,662	703,128
Institutional Shares	63,307,872	1,100,922	23,125,642	305,820
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	-	-	4,176	45
Advisor Shares	-	-	54,828	587
Institutional Shares	2,228	32	15,022	161
Cost of shares redeemed
Investor Shares	(12,515,600)	(209,752)	(34,620,833)	(419,240)
Advisor Shares	(54,873,444)	(960,015)	(29,796,271)	(357,426)
Institutional Shares	(17,300,238)	(291,850)	(23,187,676)	(270,272)
Net increase (decrease) from fund share transactions
Investor Shares	8,980,215	162,626	(23,793,201)	(281,376)
Advisor Shares	34,484,171	560,553	25,366,219	346,289
Institutional Shares	46,009,862	809,104	(47,012)	35,709

	FOCUS
	Year Ended 9/30/2020		Year Ended 9/30/2019
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	7,785,951	$123,437	13,144,592	$182,276
Advisor Shares	30,498,391	476,768	32,450,161	471,224
Institutional Shares(1)	24,736,531	401,316	-	-
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	446,570	6,931	330,654	4,341
Advisor Shares	1,004,649	15,582	154,349	2,027
Cost of shares redeemed
Investor Shares	(4,818,560)	(74,379)	(8,126,367)	(113,951)
Advisor Shares	(24,711,960)	(406,737)	(1,958,713)	(27,044)
Institutional Shares(1)	(902,215)	(14,476)	-	-
Net increase (decrease) from fund share transactions
Investor Shares	3,413,961	55,989	5,348,879	72,666
Advisor Shares	6,791,080	85,613	30,645,797	446,207
Institutional Shares(1)	23,834,316	386,840	-	-

Artisan Partners Funds	143

NOTES TO FINANCIAL STATEMENTS

	GLOBAL DISCOVERY
	Year Ended 9/30/2020		Year Ended 9/30/2019
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	2,665,655	$37,879	2,378,587	$29,701
Advisor Shares(1)	1,127,624	16,053	-	-
Institutional Shares(1)	4,679,259	71,361	-	-
Cost of shares redeemed
Investor Shares	(4,896,419)	(72,479)	(435,055)	(5,372)
Advisor Shares(1)	(57,546)	(906)	-	-
Institutional Shares(1)	(103,117)	(1,330)	-	-
Net increase (decrease) from fund share transactions
Investor Shares	(2,230,764)	(34,600)	1,943,532	24,329
Advisor Shares(1)	1,070,078	15,147	-	-
Institutional Shares(1)	4,576,142	70,031	-	-

	GLOBAL EQUITY
	Year Ended 9/30/2020		Year Ended 9/30/2019
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	1,641,661	$32,053	731,933	$14,016
Advisor Shares(2)	568,879	13,058	-	-
Institutional Shares	3,359,592	64,387	171,143	3,413
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	519,668	10,232	941,420	16,381
Institutional Shares	589,702	11,682	1,202,762	21,000
Cost of shares redeemed
Investor Shares	(2,095,955)	(43,688)	(1,336,032)	(25,358)
Advisor Shares(2)	(533)	(12)	-	-
Institutional Shares	(5,808,916)	(115,111)	(3,437,662)	(61,868)
Net increase from fund share transactions
Investor Shares	65,374	(1,403)	337,321	5,039
Advisor Shares(2)	568,346	13,046	-	-
Institutional Shares	(1,859,622)	(39,042)	(2,063,757)	(37,455)

144	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	GLOBAL OPPORTUNITIES
	Year Ended 9/30/2020		Year Ended 9/30/2019
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	9,970,960	$285,782	10,488,574	$261,783
Advisor Shares	12,039,374	341,280	10,439,536	260,719
Institutional Shares	16,612,824	482,956	7,224,185	185,549
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,781,996	72,721	2,997,356	66,661
Advisor Shares	1,482,208	38,938	1,201,182	26,822
Institutional Shares	4,425,287	117,403	3,965,498	89,343
Cost of shares redeemed
Investor Shares	(12,713,254)	(344,238)	(17,107,731)	(425,648)
Advisor Shares	(8,892,702)	(243,928)	(10,015,864)	(239,082)
Institutional Shares	(14,342,319)	(385,270)	(7,129,637)	(179,093)
Net increase (decrease) from fund share transactions
Investor Shares	39,702	14,265	(3,621,801)	(97,204)
Advisor Shares	4,628,880	136,290	1,624,854	48,459
Institutional Shares	6,695,792	215,089	4,060,046	95,799

	GLOBAL VALUE
	Year Ended 9/30/2020		Year Ended 9/30/2019
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	1,959,434	$29,755	4,783,247	$78,302
Advisor Shares	5,987,558	90,503	13,166,159	215,279
Institutional Shares	25,379,124	397,957	26,324,214	444,741
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	370,478	6,439	2,203,257	34,745
Advisor Shares	461,191	7,992	2,494,520	39,239
Institutional Shares	1,760,345	30,560	7,205,226	113,554
Cost of shares redeemed
Investor Shares	(16,662,955)	(252,929)	(17,156,092)	(282,202)
Advisor Shares	(25,182,614)	(399,457)	(27,340,625)	(438,508)
Institutional Shares	(59,276,780)	(925,247)	(35,904,636)	(606,073)
Net increase (decrease) from fund share transactions
Investor Shares	(14,333,043)	(216,735)	(10,169,588)	(169,155)
Advisor Shares	(18,733,865)	(300,962)	(11,679,946)	(183,990)
Institutional Shares	(32,137,311)	(496,730)	(2,375,196)	(47,778)

Artisan Partners Funds	145

NOTES TO FINANCIAL STATEMENTS

	HIGH INCOME
	Year Ended 9/30/2020		Year Ended 9/30/2019
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	65,783,259	$610,473	40,068,585	$383,620
Advisor Shares	125,448,800	1,142,682	101,573,843	975,734
Institutional Shares	124,959,869	1,122,536	54,800,505	525,586
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	5,595,181	52,270	7,166,820	68,535
Advisor Shares	12,838,481	119,846	11,187,807	106,928
Institutional Shares	4,060,947	37,792	1,939,438	18,549
Cost of shares redeemed(3)
Investor Shares	(41,216,553)	(381,783)	(56,815,106)	(545,615)
Advisor Shares	(125,945,687)	(1,170,346)	(85,331,929)	(813,883)
Institutional Shares	(58,161,012)	(535,981)	(11,442,251)	(108,779)
Net increase (decrease) from fund share transactions
Investor Shares	30,161,887	280,960	(9,579,701)	(93,460)
Advisor Shares	12,341,594	92,182	27,429,721	268,779
Institutional Shares	70,859,804	624,347	45,297,692	435,356
Redemption Fees
Investor Shares		364		182
Advisor Shares		231		60
Institutional Shares		316		51

	INTERNATIONAL
	Year Ended 9/30/2020		Year Ended 9/30/2019
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	10,552,180	$317,900	10,706,655	$317,165
Advisor Shares	17,262,466	525,522	15,483,004	460,976
Institutional Shares	28,116,979	877,178	23,207,787	699,493
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	5,767,002	185,294	11,600,621	323,778
Advisor Shares	3,081,126	98,688	5,691,388	158,391
Institutional Shares	6,956,215	224,547	14,686,471	411,662
Cost of shares redeemed
Investor Shares	(40,762,971)	(1,268,785)	(43,606,751)	(1,300,908)
Advisor Shares	(31,451,849)	(957,107)	(25,940,371)	(771,962)
Institutional Shares	(30,360,095)	(929,328)	(72,474,184)	(2,198,913)
Net increase (decrease) from fund share transactions
Investor Shares	(24,443,789)	(765,591)	(21,299,475)	(659,965)
Advisor Shares	(11,108,257)	(332,897)	(4,765,979)	(152,595)
Institutional Shares	4,713,099	172,397	(34,579,926)	(1,087,758)

146	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	INTERNATIONAL SMALL-MID
	Year Ended 9/30/2020		Year Ended 9/30/2019
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	18,961,021	$280,491	19,570,891	$259,647
Advisor Shares(4)	54,020,986	771,595	34,266,775	445,781
Institutional Shares	74,321,786	1,092,852	44,341,958	568,478
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	23,024	335	6,042,101	71,297
Advisor Shares(4)	76,500	1,112	-	-
Institutional Shares	107,692	1,581	2,321,129	27,645
Cost of shares redeemed
Investor Shares	(8,944,335)	(129,575)	(22,272,988)	(303,209)
Advisor Shares(4)	(15,510,557)	(211,683)	(2,338,419)	(30,810)
Institutional Shares	(13,976,666)	(197,856)	(9,902,299)	(165,078)
Net increase (decrease) from fund share transactions
Investor Shares	10,039,710	151,251	3,340,004	27,735
Advisor Shares(4)	38,586,929	561,024	31,928,356	414,971
Institutional Shares	60,452,812	896,577	36,760,788	431,045

	INTERNATIONAL VALUE
	Year Ended 9/30/2020		Year Ended 9/30/2019
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	12,741,584	$399,666	17,181,741	$566,870
Advisor Shares	51,567,652	1,602,580	55,930,382	1,883,823
Institutional Shares	98,869,635	3,148,657	53,977,435	1,838,927
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,087,367	73,496	4,667,506	151,018
Advisor Shares	3,406,663	119,676	6,951,902	224,468
Institutional Shares	6,040,646	213,054	11,815,554	383,339
Cost of shares redeemed
Investor Shares	(33,813,895)	(1,057,581)	(34,155,527)	(1,142,463)
Advisor Shares	(68,731,671)	(2,119,478)	(65,424,379)	(2,193,737)
Institutional Shares	(69,692,047)	(2,185,021)	(57,769,381)	(1,948,940)
Net increase from fund share transactions
Investor Shares	(18,984,944)	(584,419)	(12,306,280)	(424,575)
Advisor Shares	(13,757,356)	(397,222)	(2,542,095)	(85,446)
Institutional Shares	35,218,234	1,176,690	8,023,608	273,326

Artisan Partners Funds	147

NOTES TO FINANCIAL STATEMENTS

	MID CAP
	Year Ended 9/30/2020		Year Ended 9/30/2019
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	9,113,794	$353,144	7,019,704	$246,165
Advisor Shares	5,326,995	209,507	4,547,679	156,900
Institutional Shares	15,658,179	689,641	15,492,066	609,991
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	4,931,025	167,112	10,474,763	310,996
Advisor Shares	1,473,158	50,470	3,462,860	103,539
Institutional Shares	7,223,028	277,581	13,653,184	452,057
Cost of shares redeemed
Investor Shares	(12,965,538)	(487,349)	(19,140,419)	(652,918)
Advisor Shares	(4,434,628)	(168,551)	(10,871,038)	(385,708)
Institutional Shares	(21,798,311)	(932,267)	(28,131,526)	(1,077,496)
Net increase from fund share transactions
Investor Shares	1,079,281	32,907	(1,645,952)	(95,757)
Advisor Shares	2,365,525	91,426	(2,860,499)	(125,269)
Institutional Shares	1,082,896	34,955	1,013,724	(15,448)

	MID CAP VALUE
	Year Ended 9/30/2020		Year Ended 9/30/2019
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	4,020,064	$65,338	4,118,149	$78,810
Advisor Shares	12,507,287	168,407	6,129,279	115,969
Institutional Shares	12,226,637	165,806	7,859,752	147,544
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	3,635,759	65,807	6,988,947	128,812
Advisor Shares	3,443,389	62,084	6,302,400	115,775
Institutional Shares	4,065,374	73,339	6,423,116	118,057
Cost of shares redeemed
Investor Shares	(16,919,066)	(281,615)	(23,499,458)	(454,175)
Advisor Shares	(15,897,964)	(252,917)	(20,993,417)	(397,077)
Institutional Shares	(18,398,693)	(301,799)	(18,960,199)	(361,316)
Net increase (decrease) from fund share transactions
Investor Shares	(9,263,243)	(150,470)	(12,392,362)	(246,553)
Advisor Shares	52,712	(22,426)	(8,561,738)	(165,333)
Institutional Shares	(2,106,682)	(62,654)	(4,677,331)	(95,715)

148	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	SELECT EQUITY
	Period Ended 9/30/2020(5)
	Shares	Amount
Proceeds from shares issued
Investor Shares	110,655	$1,014
Advisor Shares	161,499	1,495
Institutional Shares	1,130,925	11,059
Cost of shares redeemed
Investor Shares	(13,974)	(128)
Advisor Shares	(85,088)	(810)
Institutional Shares	(24,397)	(249)
Net increase from fund share transactions
Investor Shares	96,681	886
Advisor Shares	76,411	685
Institutional Shares	1,106,528	10,810

	SMALL CAP
	Year Ended 9/30/2020		Year Ended 9/30/2019
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	5,956,558	$219,332	7,446,889	$230,298
Advisor Shares	9,570,439	345,031	9,266,354	302,352
Institutional Shares	13,264,607	478,866	5,187,271	170,869
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,439,366	46,923	2,430,870	66,436
Advisor Shares	1,439,531	47,130	2,463,339	67,520
Institutional Shares	1,057,382	35,221	2,991,395	83,221
Cost of shares redeemed
Investor Shares	(4,896,390)	(168,988)	(4,158,119)	(129,235)
Advisor Shares	(5,482,122)	(194,880)	(6,729,775)	(216,222)
Institutional Shares	(7,872,402)	(282,492)	(9,973,734)	(327,625)
Net increase (decrease) from fund share transactions
Investor Shares	2,499,534	97,267	5,719,640	167,499
Advisor Shares	5,527,848	197,281	4,999,918	153,650
Institutional Shares	6,449,587	231,595	(1,795,068)	(73,535)

Artisan Partners Funds	149

NOTES TO FINANCIAL STATEMENTS

	SUSTAINABLE EMERGING MARKETS
	Year Ended 9/30/2020		Year Ended 9/30/2019
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	457,861	$6,831	791,333	$11,736
Institutional Shares	23,785	360	174,596	2,502
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	52,440	812	31,799	448
Institutional Shares	4,610	72	2,423	34
Cost of shares redeemed
Investor Shares	(675,349)	(10,009)	(1,105,533)	(16,326)
Institutional Shares	(38,131)	(568)	(151,648)	(2,234)
Net increase (decrease) from fund share transactions
Investor Shares	(165,048)	(2,366)	(282,401)	(4,142)
Institutional Shares	(9,736)	(136)	25,371	302

	VALUE
	Year Ended 9/30/2020		Year Ended 9/30/2019
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	2,191,730	$27,580	839,973	$10,378
Advisor Shares	4,389,901	50,352	1,923,105	23,461
Institutional Shares	4,054,619	43,910	2,222,289	26,576
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	465,759	6,022	1,770,989	20,721
Advisor Shares	323,866	4,168	1,301,934	15,155
Institutional Shares	535,289	6,895	1,764,071	20,569
Cost of shares redeemed
Investor Shares	(6,495,510)	(75,676)	(4,676,664)	(57,055)
Advisor Shares	(6,381,584)	(76,790)	(3,469,952)	(42,251)
Institutional Shares	(7,745,324)	(88,081)	(3,139,093)	(38,263)
Net increase (decrease) from fund share transactions
Investor Shares	(3,838,021)	(42,074)	(2,065,702)	(25,956)
Advisor Shares	(1,667,817)	(22,270)	(244,913)	(3,635)
Institutional Shares	(3,155,416)	(37,276)	847,267	8,882

(1)	For the period from commencement of operations (February 3, 2020) through September 30, 2020.
(2)	For the period from commencement of operations (August 5, 2020) through September 30, 2020.
(3)	Net of redemption fees.
(4)	For the period from commencement of operations (December 4, 2018) through September 30, 2019.
(5)	For the period from commencement of operations (February 28, 2020) through September 30, 2020.

(13)	Subsequent Events:

The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements. A special meeting of shareholders of Artisan Sustainable Emerging Markets Fund (the “Fund”) was held on November 10, 2020 (the “Meeting”), at which shareholders of the Fund approved a change in the sub-classification of the Fund from “diversified” to “non-diversified” for purposes of Section 5(b) of the 1940 Act and the elimination of a related fundamental investment restriction (the “Proposal”). As a non-diversified fund, the Fund may invest a larger portion of its assets in securities of a smaller

150	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

number of issuers than a diversified fund, which means a single issuer’s performance may affect Fund performance more than if the Fund were invested in a larger number of issuers. The changes took effect on November 12, 2020.

The results of the votes are summarized below.

	For	Withheld	Against
Proposal	1,637,410	6,459	13,025

The Funds have evaluated all other subsequent events through the date of issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

Artisan Partners Funds	151

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of Artisan Partners Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Artisan Partners Funds, Inc. (comprising Artisan Developing World Fund, Artisan Focus Fund (formerly Artisan Thematic Fund), Artisan Global Discovery Fund, Artisan Global Equity Fund, Artisan Global Opportunities Fund, Artisan Global Value Fund, Artisan High Income Fund, Artisan International Fund, Artisan International Small-Mid Fund, Artisan International Value Fund, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Select Equity, Artisan Small Cap Fund, Artisan Sustainable Emerging Markets Fund and Artisan Value Fund(collectively referred to as the “Funds”)), including the schedules of investments, as of September 30, 2020, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Artisan Partners Funds, Inc. at September 30, 2020, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising Artisan Partners Funds, Inc.	Statements of operations	Statements of changes in net assets	Financial highlights

Artisan Developing World Fund

Artisan Global Equity Fund

Artisan Global Opportunities Fund

Artisan Global Value Fund

Artisan High Income Fund

Artisan International Fund

Artisan International Small-Mid Fund

Artisan International Value Fund

Artisan Mid Cap Fund

Artisan Mid Cap Value Fund

Artisan Small Cap Fund

Artisan Sustainable Emerging Markets Fund

Artisan Value Fund

	For the year ended September 30, 2020	For each of the two years in the period ended September 30, 2020	For each of the five years in the period ended September 30, 2020
Artisan Focus Fund	For the year ended September 30, 2020	For each of the two years in the period ended September 30, 2020	For each of the three years in the period ended September 30, 2020 and the period from April 24, 2017 (commencement of operations) through September 30, 2017

152	Artisan Partners Funds

Funds comprising Artisan Partners Funds, Inc.	Statements of operations	Statements of changes in net assets	Financial highlights
Artisan Global Discovery Fund	For the year ended September 30, 2020	For each of the two years in the period ended September 30, 2020	For each of the three years in the period ended September 30, 2020 and the period from August 21, 2017 (commencement of operations) through September 30, 2017
Artisan Select Equity Fund	For the period from February 28, 2020 (commencement of operations) through September 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on each of the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020, by correspondence with the custodians, brokers, and agent banks or by other appropriate auditing procedures where replies from brokers and agent banks were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Artisan Partners Funds investment companies since 2003.

Minneapolis, Minnesota

November 23, 2020

Artisan Partners Funds	153

NOTES TO FINANCIAL STATEMENTS

Other Federal tax information (unaudited):

The Internal Revenue Code requires that shareholders be notified of certain information regarding long-term capital gains, qualified dividend income and the dividends received deduction for corporate shareholders. This data is informational only. Every year in January, shareholders are sent a Form 1099-DIV which provides the federal tax status of dividends and distributions received during the calendar year. Shareholders are advised to consult their own tax advisor with respect to the specific tax consequences of investment in the Funds.

Each Fund hereby designates the following amounts as (i) long-term capital gain distributions for purposes of the dividends paid deduction (including earnings and profits distributed to shareholders on redemption of Fund shares, in thousands), (ii) the amount of ordinary dividends paid during the year ended September 30, 2020 that are considered qualified dividend income as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003, and (iii) the amount of ordinary dividends paid during the year ended September 30, 2020 that are eligible for the dividends received deduction available to certain corporate shareholders.

Fund	Long-Term Capital Gains	Qualified Dividend Income	Dividends Received Deduction
Developing World	$15,854	100.00%	100.00%
Focus	-	22.48	20.63
Global Discovery	-	N/A	N/A
Global Equity	26,887	100.00	74.27
Global Opportunities	253,039	100.00	100.00
Global Value	-	87.40	39.15
High Income	-	N/A	N/A
International	487,086	100.00	1.50
International Small-Mid	-	100.00	0.95
International Value	337,677	100.00	N/A
Mid Cap	596,672	0.00	0.00
Mid Cap Value	221,340	100.00	100.00
Select Equity	-	N/A	N/A
Small Cap	162,369	0.00	0.00
Sustainable Emerging Markets	-	97.66	N/A
Value	17,936	100.00	87.35

154	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of Artisan Partners Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual Expenses

The first line under the name of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended September 30, 2020 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2020	Ending Account Value 9/30/2020	Expenses Paid During Period 4/1/2020-9/30/2020(1)	Expense Ratio(2)(3)
Artisan Developing World Fund
Investor Shares
Actual	$1,000.00	$1,644.50	$8.20	1.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.26	1.24%
Advisor Shares
Actual	$1,000.00	$1,645.80	$7.34	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.60	1.11%
Institutional Shares
Actual	$1,000.00	$1,646.30	$6.81	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.20	1.03%

Artisan Partners Funds	155

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2020	Ending Account Value 9/30/2020	Expenses Paid During Period 4/1/2020-9/30/2020(1)	Expense Ratio(2)(3)
Artisan Focus Fund
Investor Shares
Actual	$1,000.00	$1,321.30	$7.54	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.56	1.30%
Advisor Shares
Actual	$1,000.00	$1,322.80	$6.56	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.70	1.13%
Institutional Shares
Actual	$1,000.00	$1,323.30	$5.98	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.20	1.03%
Artisan Global Discovery Fund
Investor Shares
Actual	$1,000.00	$1,456.80	$8.48	1.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.96	1.38%
Advisor Shares
Actual	$1,000.00	$1,457.60	$7.99	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.56	1.30%
Institutional Shares
Actual	$1,000.00	$1,457.60	$7.31	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.01	1.19%
Artisan Global Equity Fund
Investor Shares
Actual	$1,000.00	$1,349.90	$7.40	1.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.36	1.26%
Advisor Shares
Actual(4)	$1,000.00	$1,010.10	$1.92	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%
Institutional Shares
Actual	$1,000.00	$1,351.80	$6.11	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.25	1.04%
Artisan Global Opportunities Fund
Investor Shares
Actual	$1,000.00	$1,455.60	$6.88	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.65	1.12%
Advisor Shares
Actual	$1,000.00	$1,456.40	$6.14	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.05	1.00%
Institutional Shares
Actual	$1,000.00	$1,456.70	$5.53	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.55	0.90%

156	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2020	Ending Account Value 9/30/2020	Expenses Paid During Period 4/1/2020-9/30/2020(1)	Expense Ratio(2)(3)
Artisan Global Value Fund
Investor Shares
Actual	$1,000.00	$1,243.40	$7.07	1.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.36	1.26%
Advisor Shares
Actual	$1,000.00	$1,243.90	$6.34	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.70	1.13%
Institutional Shares
Actual	$1,000.00	$1,244.90	$5.72	1.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.15	1.02%
Artisan High Income Fund
Investor Shares
Actual	$1,000.00	$1,183.60	$5.13	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.75	0.94%
Advisor Shares
Actual	$1,000.00	$1,185.80	$4.43	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.95	$4.09	0.81%
Institutional Shares
Actual	$1,000.00	$1,186.40	$3.94	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.64	0.72%
Artisan International Fund
Investor Shares
Actual	$1,000.00	$1,254.70	$6.59	1.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.91	1.17%
Advisor Shares
Actual	$1,000.00	$1,255.70	$5.86	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.25	1.04%
Institutional Shares
Actual	$1,000.00	$1,256.40	$5.36	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80	0.95%
Artisan International Small-Mid Fund
Investor Shares
Actual	$1,000.00	$1,435.80	$8.04	1.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.66	1.32%
Advisor Shares
Actual	$1,000.00	$1,436.30	$7.07	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.86	1.16%
Institutional Shares
Actual	$1,000.00	$1,436.50	$6.64	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.50	1.09%

Artisan Partners Funds	157

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2020	Ending Account Value 9/30/2020	Expenses Paid During Period 4/1/2020-9/30/2020(1)	Expense Ratio(2)(3)
Artisan International Value Fund
Investor Shares
Actual	$1,000.00	$1,228.60	$6.52	1.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.91	1.17%
Advisor Shares
Actual	$1,000.00	$1,229.90	$5.85	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.30	1.05%
Institutional Shares
Actual	$1,000.00	$1,230.40	$5.35	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.85	0.96%
Artisan Mid Cap Fund
Investor Shares
Actual	$1,000.00	$1,536.40	$7.36	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.86	1.16%
Advisor Shares
Actual	$1,000.00	$1,537.20	$6.60	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.25	1.04%
Institutional Shares
Actual	$1,000.00	$1,538.10	$6.03	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80	0.95%
Artisan Mid Cap Value Fund
Investor Shares
Actual	$1,000.00	$1,323.00	$6.91	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.01	1.19%
Advisor Shares
Actual	$1,000.00	$1,324.90	$6.04	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.25	1.04%
Institutional Shares
Actual	$1,000.00	$1,324.60	$5.81	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.05	1.00%
Artisan Select Equity Fund
Investor Shares
Actual	$1,000.00	$1,268.10	$7.09	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%
Advisor Shares
Actual	$1,000.00	$1,269.30	$6.52	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81	1.15%
Institutional Shares
Actual	$1,000.00	$1,269.30	$6.24	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.55	1.10%

158	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2020	Ending Account Value 9/30/2020	Expenses Paid During Period 4/1/2020-9/30/2020(1)	Expense Ratio(2)(3)
Artisan Small Cap Fund
Investor Shares
Actual	$1,000.00	$1,490.20	$7.35	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.96	1.18%
Advisor Shares
Actual	$1,000.00	$1,491.00	$6.66	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.65	$5.40	1.07%
Institutional Shares
Actual	$1,000.00	$1,491.50	$6.17	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.00	0.99%
Artisan Sustainable Emerging Markets Fund
Investor Shares
Actual	$1,000.00	$1,351.20	$7.94	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$6.81	1.35%
Institutional Shares
Actual	$1,000.00	$1,352.10	$7.06	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Artisan Value Fund
Investor Shares
Actual	$1,000.00	$1,290.00	$6.35	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.60	1.11%
Advisor Shares
Actual	$1,000.00	$1,292.60	$5.04	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.45	0.88%
Institutional Shares
Actual	$1,000.00	$1,293.00	$4.70	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.14	0.82%

(1)	Expenses are equal to the Fund’s ratio of expenses to average net assets for the six month period ended September 30, 2020, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(2)	Annualized ratio of expenses to average net assets for the six-month period ended September 30, 2020.
(3)	Expense ratio includes the effect of expenses waived or paid by the Adviser, if applicable.
(4)	The actual account value and expenses paid for Artisan Global Equity Fund – Advisor Shares have been presented for the period from commencement of operations (August 5, 2020) through September 30, 2020.

Artisan Partners Funds	159

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Artisan Partners is responsible for management of the Funds’ (as defined below) investment portfolios and for overall management of the Funds’ business and affairs pursuant to an investment advisory agreement (the “Advisory Agreement”) between Artisan Partners Funds and Artisan Partners. With respect to each Fund, the Advisory Agreement, after an initial two-year term, may be continued from year to year only so long as the continuation is approved at least annually (a) by the vote of a majority of the directors of Artisan Partners Funds who are not “interested persons” of Artisan Partners Funds or Artisan Partners (the “independent directors”) , and (b) by the board of directors or by the vote of a majority (as defined in the Investment Company Act of 1940, as amended) of the outstanding shares of the Fund.

The directors of Artisan Partners Funds held a meeting on May 7-8, 2020 (the “May 7-8 Meeting”), at which they gave preliminary consideration to information bearing on the continuation of the Advisory Agreement with respect to each of the series of Artisan Partners Funds other than Artisan Select Equity Fund ( the “Funds”) for the period from July 1, 2020 through June 30, 2021. The primary purpose of the May 7-8 Meeting was to allow the directors ample opportunity to consider matters they deemed relevant in connection with the continuation of the Advisory Agreement (including the information provided relating to their review of the Advisory Agreement, in addition to materials they review at meetings throughout the year), and to request any additional information they considered reasonably necessary to their deliberations.

At their regular quarterly meeting held on May 27-28, 2020 (the “May 27-28 Meeting”), the directors, including the independent directors, considered and unanimously approved the continuation through June 30, 2021 of the Advisory Agreement with respect to each of the Funds. The independent directors were assisted in their evaluation of the Advisory Agreement and the factors that they deemed to be material, including those factors described below, by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Artisan Partners in connection with the contract review meetings. Both the May 7-8 Meeting and the May 27-28 Meeting were held telephonically, in reliance on a temporary exemptive order issued by the United States Securities and Exchange Commission, in light of the novel coronavirus (“COVID-19”) pandemic, permitting mutual fund boards of directors to approve advisory agreements at meetings held using remote communications technology, subject to certain conditions, including that the board ratify the approval at its next in-person meeting.

Prior to the May 7-8 Meeting, independent counsel to the independent directors sent to Artisan Partners requests for information to be provided to the directors in connection with their consideration of the Advisory Agreement. Artisan Partners provided materials to the directors in response to those requests as well as other information Artisan Partners believed was useful in evaluating the approval of the Advisory Agreement. Artisan Partners provided reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source of investment company data, that included information relating to each Fund’s performance, expenses and fees compared to the performance, expenses and fees of a relatively small peer group and a larger peer universe of mutual funds selected by Broadridge (the “Broadridge Peer Groups”). Artisan Partners also provided additional reports prepared by Broadridge comparing the performance and expenses of certain of the Funds to peer universes with a different style classification that Artisan Partners believed was more appropriate for comparative purposes than the style classification used by Broadridge to

160	Artisan Partners Funds

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

compile the Broadridge Peer Groups (the “Supplemental Peer Universes”). These supplemental reports were provided for Artisan Global Discovery Fund and Artisan International Value Fund.

The directors also received and reviewed a memorandum from independent counsel regarding the directors’ responsibilities in evaluating the Advisory Agreement. The directors recognized that the management and fee arrangements for the Funds are the result of years of review and discussion between the independent directors and Artisan Partners, that certain aspects of such arrangements may receive greater scrutiny from the directors in some years than in others and that the directors’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

In evaluating the Advisory Agreement, the directors reviewed the available information and discussed with representatives of Artisan Partners each Fund’s operations; the nature, extent and quality of the advisory and other services provided by Artisan Partners to the Funds; the management fees and total expense ratios of each class of shares of the Funds; possible economies of scale; and other benefits (in addition to advisory fee revenues) derived or potentially derived by Artisan Partners from its relationship with the Funds. In addition to the third-party reports by Broadridge and the memorandum from independent counsel, the directors reviewed information provided prior to and presented at the May 7-8 Meeting and the May 27-28 Meeting, concerning, among other things, the following:

•	Artisan Partners’ organization and operations, financial condition and stability and ownership structure;

•

Artisan Partners’ personnel and business and financial model and methods, including Artisan Partners’ assessment of its ability to attract and retain capable personnel and Artisan Partners’ succession planning processes with respect to, among other areas, the leadership of the Funds’ portfolio management teams and senior management of Artisan Partners; Artisan Partners’ research and decision-making processes; the adequacy and sophistication of technology and systems with respect to investment and administrative matters, including the use of and reliance on vendors in connection with the management or operations of the Funds; Artisan Partners’ liquidity management tools and the Funds’ liquidity risk management program; and Artisan Partners’ views on the effects of the evolving competitive landscape of the mutual fund industry, certain regulatory initiatives and industry developments on the Funds’ and/or Artisan Partners’ business;

•

The terms of the Advisory Agreement, including the scope of services performed by Artisan Partners; and how the services performed by Artisan Partners under the Advisory Agreement differ from those performed for other investment companies and accounts;

•

Each Fund’s short- and long-term investment performance (including past 1-, 3-, 5- and 10-year and since-inception periods, as applicable), including performance attribution and rolling 5-year excess return information for certain Funds and performance comparisons for various time periods with (a) other Artisan Partners client accounts managed with similar investment objectives, (b) other mutual funds having similar investment objectives and (c) appropriate market indices;

Artisan Partners Funds	161

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

•

Actions that Artisan Partners has taken or is contemplating taking with respect to Artisan Global Value Fund, Artisan Value Fund and Artisan Mid Cap Value Fund to help address each Fund’s underperformance;

•	Information on each Fund’s redemption rates relative to other accounts managed by Artisan Partners and appropriate industry peer groups;

•	The Funds’ experience applying their valuation procedures, including fair valuation of assets for which market quotations are not readily available and the use of independent pricing vendors;

•

Any litigation pending, threatened or settled involving Artisan Partners, and the results of any inspections, investigations or examinations thereof by the SEC or other governmental or regulatory authorities since January 1, 2019;

•

Information regarding fee arrangements, including a comparison of the total expense ratio of each share class of each Fund with other mutual funds; the structure of the management fees, including the method of computing fees and the frequency of payment of fees and Artisan Partners’ process for determining proposed management fee rates for new funds; a comparison of the management fees with fees charged by other investment advisers for managing mutual funds with similar investment objectives; information regarding expense limitation arrangements and effective annual management fee rates for each of the Funds for the calendar year ended December 31, 2019; the expenses other than management fees that the Funds bear, either at the level of the Fund as a whole or on a class-specific basis; and Artisan Partners’ assessment of the current competitiveness of the Funds’ management fee rates and total expense ratios;

•

Artisan Partners’ assessment of whether it is realizing economies of scale in providing services to the Funds and, if so, whether, how and, if quantifiable, to what extent the economies of scale are shared with the Funds, and the adequacy of existing breakpoints (reduced fee levels on assets in excess of stated thresholds) in advisory fees and whether further breakpoints are appropriate;

•

A comparison of the fee arrangements for the Funds with fees charged by Artisan Partners for subadvising other U.S. mutual funds and for managing other accounts, and trends in fees charged by Artisan Partners for such services;

•

Information regarding third-party intermediary and service arrangements and related payments by the Funds and Artisan Partners, including, among other information, information on amounts paid to financial intermediaries during the year ended December 31, 2019 by the Funds and Artisan Partners, the nature of services provided by such intermediaries, any caps or limitations placed on related payments, and the process employed by Artisan Partners for entering into and overseeing such intermediary arrangements;

•

Potential “fall-out” benefits to Artisan Partners or its affiliates from their relationships with the Funds, in addition to advisory fees, including any benefits to Artisan Partners or its affiliates in selling other products, and the method of estimating the value of any such benefits;

162	Artisan Partners Funds

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

•

Matters relating to brokerage and portfolio transactions, including Artisan Partners’ practices regarding selection of brokers and dealers to execute portfolio transactions and regarding negotiation of commission rates and allocation of brokerage for research and other services;

•

The estimated profitability to Artisan Partners of its relationship with each Fund on both a pre-tax and post-tax basis for calendar 2017, 2018 and 2019; and the assumptions and allocation methodologies utilized for such profitability analysis;

•	Potential for conflicts of interest between the Funds and Artisan Partners or its other clients and circumstances and actions addressing or bearing on potential conflicts of interest;

•

Legal, compliance and related matters, including Artisan Partners’ programs for monitoring compliance with federal and state securities and other applicable laws and regulations, the investment policies and restrictions of the Funds and Subchapter M of the Internal Revenue Code; and information regarding personnel who perform significant legal and compliance services for the Funds;

•	Artisan Partners’ risk assessment and risk management processes;

•

Artisan Partners’ views on environmental, social and governance (“ESG”) investing, including how Artisan Partners’ investment teams incorporate ESG factors into the investment process with the goal of helping enhance risk-adjusted portfolio returns;

•	Artisan Partners’ policies and practices relating to diversity and inclusion with respect to hiring and career development opportunities; and

•

Artisan Partners’ business continuity and disaster recovery procedures, including Artisan Partners’ response to the recent global outbreak of COVID-19 and any issues that have arisen as a result of COVID-19 in any areas of Artisan Partners’ business, including portfolio management, trading, distribution, compliance and investor servicing.

Following the May 7-8 Meeting and executive sessions with their independent counsel, the independent directors requested certain follow-up information from Artisan Partners. Artisan Partners provided this follow-up information prior to the May 27-28 Meeting. At the May 27-28 Meeting, Artisan Partners presented certain additional information to the directors regarding the Funds, and the independent directors and their independent counsel reviewed with the full board the information discussed at the May 7-8 Meeting and during their executive sessions. The directors then considered whether any further discussion or review was necessary, concluding that the information reviewed by the independent directors prior to and at the May 27-28 Meeting provided a sufficient basis for taking action on the continuation of the Advisory Agreement with respect to each Fund for an additional year. The directors then reviewed and affirmed each of the following conclusions:

The nature, extent and quality of Artisan Partners’ services. The directors concluded that the nature and extent of Artisan Partners’ services to the Funds were appropriate and consistent with, and in some cases more advantageous to the Funds than, the terms of the Advisory Agreement. The directors concluded that the quality of Artisan Partners’ services has been consistently high, with no material deficiencies.

Artisan Partners Funds	163

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

The investment performance of each Fund. With respect to each Fund, the directors concluded that the Fund’s performance (including absolute performance and, where applicable, outperformance of peers and relevant benchmarks over long-term periods) or other relevant factors supported continuation of the Fund’s advisory arrangements under the Advisory Agreement. In the case of each Fund that had performance that lagged that of a relevant peer group or benchmark for certain (although not necessarily all) periods, the directors concluded that other factors relevant to performance supported continuation of the advisory arrangements. These factors included either or both of the following: (1) that underperformance was attributable, to a significant extent, to investment decisions (such as security selection, sector allocation or risk mitigation) by Artisan Partners that were reasonable and consistent with the Fund’s investment objective and policies; and (2) that the Fund’s more recent or long-term performance, as applicable, was competitive when compared to relevant performance benchmarks or peer groups. With respect to Mid Cap Value Fund and Value Fund, the directors determined that, although the factors relating to each such Fund’s performance supported renewal of the Advisory Agreement with respect to such Funds, the board would continue to monitor the performance of those Funds closely, including through holding meetings with the Funds’ portfolio management team over the course of the following year and receiving additional information regarding factors contributing to the Funds’ performance and risk analysis. The directors noted that Artisan Partners had provided thorough and thoughtful analysis regarding its continued confidence in those Funds’ investment team and the Funds’ potential for improved future performance over the long term. In that regard, the directors also noted Artisan Partners’ past record of improving the performance of other Funds that experienced periods of underperformance.

The costs of the services and profitability of Artisan Partners. The directors concluded that the costs of the services provided by Artisan Partners, and the estimated profitability it realizes, are reasonable in relation to the nature and quality of services provided with respect to each Fund, based on the assumptions and methodology for calculating such costs and profitability presented to the directors by Artisan Partners.

Comparisons of the services rendered and the amounts payable under the Advisory Agreement with those under other investment advisory agreements. The directors concluded that the fees payable by the Funds to Artisan Partners are reasonable in relation to the nature and quality of the services provided. In reaching this conclusion, the directors compared the fees payable by the Funds to the fees paid by other mutual funds that are in the same Broadridge Peer Groups and Supplemental Peer Universes. The directors also considered the fees Artisan Partners receives from, and the scope of services it provides to, other Artisan Partners clients, including its private funds, separate account clients and UCITS funds, and the U.S. mutual funds and collective investment trusts for which it serves as sub-adviser, noting the significantly broader scope of services that Artisan Partners provides to the Funds as compared to the other types of clients. In reaching their conclusion, among the various factors considered, the directors also took into account the costs and risks assumed by Artisan Partners in connection with launching and maintaining publicly-offered mutual funds, and how those costs and risks differ from those associated with other components of Artisan Partners’ business. In addition, the directors noted that Artisan Partners has contractually agreed to maintain certain expense limitations through January 31, 2022 for Artisan Global Discovery Fund (Investor, Advisor and Institutional Shares), Artisan Global Equity Fund (Investor Shares), Artisan Sustainable Emerging Markets Fund (Investor and Institutional Shares) and Artisan Value Fund (Advisor Shares).

164	Artisan Partners Funds

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

The extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The directors concluded that the shareholders of Artisan Developing World Fund, Artisan Global Opportunities Fund, Artisan Global Value Fund, Artisan High Income Fund, Artisan International Fund, Artisan International Value Fund, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Small Cap Fund and Artisan Value Fund have appropriately benefited from economies of scale under the management fee structures of their advisory arrangements. The directors concluded that the shareholders of each of Artisan Global Discovery Fund, Artisan Global Equity Fund, Artisan International Small-Mid Fund, Artisan Sustainable Emerging Markets Fund and Artisan Focus Fund would likely benefit from economies of scale if the Fund’s assets reach the level at which it will be able to take advantage of the investment advisory fee breakpoints in the Advisory Agreement.

Other benefits derived by the Funds or Artisan Partners. The directors concluded that, in addition to the services provided by Artisan Partners pursuant to the Advisory Agreement and the management fees to be paid in return, the Funds and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded the primary fall-out benefits include (1) the potential conversion of Fund shareholders to separate account clients of Artisan Partners, and the ability otherwise to attract new clients and investment talent to Artisan Partners, (2) the acquisition of research products and services by Artisan Partners, for the benefit of its clients including the Funds, in return for brokerage commissions paid by the Funds (“soft dollars”) and (3) reputational benefits as a result of its association with the Funds. The directors concluded that the Funds could benefit from potential institutional shareholders who might choose to invest in the Funds because they want Artisan Partners’ services, but do not meet Artisan Partners’ minimum separate account size requirements. The directors also concluded that the Funds benefit from Artisan Partners’ use of research obtained through soft dollars generated with respect to its other clients, and from reputational benefits as a result of their association with Artisan Partners.

At the conclusion of the foregoing discussions, the board approved the Advisory Agreement for the period from July 1, 2020 through June 30, 2021 for each Fund by the unanimous vote of all directors and also by the unanimous vote of all the independent directors.

Artisan Partners Funds	165

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The discussions of each Fund included in this report include statistical information about the portfolios of each of the Funds. Except as otherwise noted, that information is as of September 30, 2020. That information will vary with changes in a Fund’s portfolio investments. The performance information for each Fund relative to its benchmark index discussed in this report was prepared by the Adviser using information reported by FactSet Research Systems, Inc. (“FactSet”).

For the purposes of assigning portfolio securities to a particular country in this report, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. However, the Adviser in its own judgment may consider an issuer to be from a country other than the country designated by the securities information vendors. A vendor’s criteria may include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. The Adviser may also consider other criteria such as the source of a company’s revenues. Over time, country designations may change.

For the purposes of assigning portfolio securities to a particular sector and industry in this report, the Adviser assigns equity securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as primary and FactSet (to the extent available) as a secondary source for this information. The Adviser assigns debt securities in accordance with the classifications developed by Bloomberg Finance L.P. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry, or if the Adviser determines that a different classification is more appropriate, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and/or other publicly available information. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Definition of Portfolio Statistic

Market Capitalization is the aggregate value of all of a company’s outstanding equity securities.

Descriptions of Indices

Each Fund’s performance is compared in this report to changes in one or more indices, including in all cases a broad-based index of changes in prices of securities in the markets in which the Fund invests. All of the indices are unmanaged and their returns include reinvested dividends. Unlike the Funds’ returns, the returns of each index do not include the payment of sales commissions or other expenses that would be incurred in the purchase or sale of the securities included in that index. An investment cannot be made directly in an index. Fair value pricing is not employed by market indices.

The indices to which the Funds are compared are:

Artisan Developing World and Artisan Sustainable Emerging Markets Funds – Morgan Stanley Capital International Emerging Markets Index (MSCI Emerging Markets Index) is a market-weighted index of companies in emerging markets.

166	Artisan Partners Funds

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

Artisan Focus and Artisan Select Equity Funds – S&P 500® Index – The S&P 500® is a market-cap-weighted index that measures the performance of 500 US companies focused on the Large-cap sector of the market.

Artisan Global Discovery, Artisan Global Equity, Artisan Global Opportunities and Artisan Global Value Funds – Morgan Stanley Capital International All Country World Index (MSCI ACWI Index) is a market-weighted index of global developed and emerging markets.

Artisan High Income Fund – ICE BofAML US High Yield Master II Index tracks the performance of below investment grade US dollar-denominated corporate bonds publicly issued in the US domestic market.

Artisan International and Artisan International Value Funds – Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) is a market-weighted index of companies in developed markets, excluding the US and Canada. MSCI EAFE’s average annual return since inception of the International Fund is based upon a starting date of December 31, 1995.

Artisan International and Artisan International Value Funds – Morgan Stanley Capital All Country World Index ex USA (MSCI ACWI ex USA Index) is a market-weighted index of global developed and emerging markets, excluding the US.

Artisan International Small-Mid Fund – Morgan Stanley Capital International All Country World ex USA SMID Net Index (MSCI ACWI ex USA SMID Net Index) is a market-weighted index of mid and small cap companies in developed and emerging markets, excluding the US.

Artisan International Small-Mid Fund – Morgan Stanley Capital International All Country World Index ex USA Small Cap Net Index (MSCI ACWI ex USA Small Cap Net Index) is a market-weighted index of small cap companies in developed and emerging markets, excluding the US.

Artisan Mid Cap and Artisan Mid Cap Value Funds – Russell Midcap® Index is a market-weighted index of about 800 medium-sized US companies.

Artisan Mid Cap Fund – Russell Midcap® Growth Index is a market-weighted index of those medium-sized companies included in the Russell Midcap® Index with higher price-to-book and higher forecasted growth values.

Artisan Mid Cap Value Fund – Russell Midcap® Value Index is a market-weighted index of those medium-sized companies included in the Russell Midcap® Index with lower price-to-book ratios and lower forecasted growth values.

Artisan Small Cap Fund – Russell 2000® Index is a market-weighted index of about 2,000 small US companies.

Artisan Small Cap Fund – Russell 2000® Growth Index is a market-weighted index of those small companies included in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values.

Artisan Partners Funds	167

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

Artisan Value Fund – Russell 1000® Index is a market-weighted index of about 1,000 large US companies.

Artisan Value Fund – Russell 1000® Value Index is a market-weighted index of those large companies included in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report, if any, are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

For the ICE BofAML US High Yield Master II Index the source is ICE Data Indices, LLC, used with permission. ICE Data Indices, LLC permits use of the ICE BofAML indices and related data on an “as is” basis, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived there from, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Artisan Partners, or any of its products or services.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

168	Artisan Partners Funds

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The S&P 500® Index is a product of S&P Dow Jones Indices LLC (“S&P DJI”) and/or its affiliates and has been licensed for use. Copyright © 2020 S&P Dow Jones Indices LLC, a division of S&P Global, Inc. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). None of S&P DJI, Dow Jones, their affiliates or third party licensors makes any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Partners Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.344.1770. That information also is included in Artisan Partners Funds’ statement of additional information, which is available without charge, on Artisan Partners Funds’ website at www.artisanpartners.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on Artisan Partners Funds’ website at www.artisanpartners.com and on the Securities and Exchange Commission’s website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

Disclosure of the Funds’ complete schedule of portfolio holdings is also required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Funds’ fiscal quarter. You can find SEC filings on the SEC’s website at www.sec.gov.

.

Artisan Partners Funds	169

DIRECTORS AND OFFICERS

The board of directors has overall responsibility for the conduct of the affairs of Artisan Partners Funds. Each director serves an indefinite term until the next annual meeting of shareholders at which the directors are elected and until the election and qualification of his or her successor or until he or she retires, resigns or is removed from office. Artisan Partners Funds’ bylaws provide that each director must retire by the end of the calendar year in which he or she attains the age of 72, provided, however, that each director who was a director as of August 17, 2018 and who attained the age of 72 on or before December 31, 2018 shall retire as a director as of the end of the calendar year in which he or she attains the age of 75. The board of directors may fill any vacancy on the board provided that after such appointment at least two-thirds of the directors have been elected by the shareholders. The shareholders may remove a director by a vote of a majority of the outstanding shares of the Funds at any meeting of shareholders called for the purpose of removing such director.

The board of directors elects the officers of Artisan Partners Funds. Each officer holds office for one year and until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed or disqualified. The board of directors may remove any officer, with or without cause, at any time.

The names and ages of the directors and officers as of November 15, 2020, the position each holds with the Funds, the date each was first elected to office, their principal business occupations and other directorships they have held during at least the last five years are shown below. Each director oversees all sixteen series of Artisan Partners Funds.

Name and Age at 11/15/20	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held

Directors who are not “interested persons” of Artisan Partners Funds:

Coleen Downs Dinneen – 59	Director and Chair of the Education Committee	1/1/18	Retired; until 2016, Executive Vice President and General Counsel, Natixis Global Asset Management – U.S. Distribution and Chief Legal Officer and Secretary, Natixis/Loomis Funds.	None.

Gail L. Hanson – 64	Director and Independent Chair of the Board of Directors	Director since 1/1/12; Independent Chair since 1/1/19	Retired; from February 2011 to April 2018, Chief Financial Officer, Aurora Health Care (not for profit health care provider); from September 2004 to February 2011, Deputy Executive Director, State of Wisconsin Investment Board.	Director, Northwestern Mutual Series Fund, Inc. (investment company) (27 portfolios).

170	Artisan Partners Funds

DIRECTORS AND OFFICERS

Name and Age at 11/15/20	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held

Bonnie L. Howard – 67	Director and Chair of the Audit Committee	3/9/18	Director, Chair of the Risk Oversight Committee and member of the Audit Committee, Assured Guaranty Ltd. (August 2012 to present); Director, BMO Financial Corp and BMO Harris Bank, N.A. (September 2013 to April 2018); until December 2011, Chief Auditor and Global Head of Emerging Risk, Citigroup, Inc.	Director, Assured Guaranty Ltd (insurance company).

William J. Kelly – 60	Director	1/1/20	Chief Executive Officer, Chartered Alternative Investment Analyst (CAIA) Association (2014-present).	Formerly, Independent Trustee and Chair of Audit Committee, BofA Funds Series Trust (investment company).

Peter M. Lebovitz – 65	Director and Chair of the Governance and Nominating Committee	7/1/14	Managing Partner, Harkness Partners, LLC (provider of strategic consulting to investment management firms).	Director and Chair, Weiss Strategic Interval Fund (closed-end fund); Independent Director and Chair, Emler Trust (investment company) (6 portfolios).

Patrick S. Pittard – 74	Director	8/9/01	Chairman, PatrickPittard Advisors, LLC (consulting firm); since July 2018, Owner and Chief Executive Officer of BDI DataLynk, LLC (fiber optics training company); Distinguished Executive in Residence (teaching position), University of Georgia; from November 2016 to May 2018, Chairman and Chief Executive Officer of Southern Fiber Company (fiber network company).	Director, Lincoln National Corporation (insurance and investment management company) and Lincoln New York (an affiliate of Lincoln National Corporation).

Peter E. Sundman – 61	Director	1/1/2020	Trustee, IES Abroad (since 2012); Trustee, The College of Wooster (since 2003); Trustee, Frost Valley YMCA (since 1998). Formerly, Chief Executive Officer, ClearBridge Advisors (2009-2011); Chairman and Chief Executive Officer, Neuberger Funds (1999-2008); President, Neuberger Berman Management (1999-2008).	Trustee, Diamond Hill Funds (investment company) (14 portfolios).

Artisan Partners Funds	171

DIRECTORS AND OFFICERS

Name and Age at 11/15/20	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held

Directors who are “interested persons” of Artisan Partners Funds:

Eric R. Colson – 51*	Director	11/12/13	President, Chief Executive Officer and Director of Artisan Partners Asset Management Inc. and Chair; Managing Director, Chief Executive Officer and President of Artisan Partners; until February 2020, President and Chief Executive Officer of Artisan Partners Funds.	None.

Gregory K. Ramirez – 50**	Director, President and Chief Executive Officer	Director since 1/1/20; President and Chief Executive Officer since 2/12/20	Managing Director and Vice President of Artisan Partners; Executive Vice President of Artisan Partners Asset Management Inc.; until February 2020, Chief Financial Officer, Vice President and Treasurer of Artisan Partners Funds; Chair and President of Artisan Partners Distributors LLC (“Distributors”); prior thereto, Vice President, Treasurer and Chief Financial Officer of Distributors; Director of Artisan Partners Global Funds plc; Director (since October 2016) of certain private funds sponsored by Artisan Partners.	None.

*	Mr. Colson is an “interested person” of Artisan Partners Funds, as defined in the 1940 Act, because he is a Director of Artisan Partners Funds and holds various positions with Artisan Partners and its affiliates and beneficially owns interests in Artisan Partners and/or its parent company.

**	Mr. Ramirez is an “interested person” of Artisan Partners Funds, as defined in the 1940 Act, because he is a Director, President and Chief Executive Officer of Artisan Partner Funds and holds various positions with Artisan Partners and its affiliates and beneficially owns interests in Artisan Partners and/or its parent company.

172	Artisan Partners Funds

DIRECTORS AND OFFICERS

Name and Age at 11/15/20	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held

Officers:

Sarah A. Johnson – 48	General Counsel, Vice President and Secretary	2/8/11	Managing Director, Vice President, Secretary and General Counsel of Artisan Partners; Executive Vice President, Chief Legal Officer and Secretary of Artisan Partners Asset Management Inc.; Vice President and Secretary of Artisan Partners Distributors, LLC.	None.

Jill Demski - 46	Chief Compliance Officer and anti-Money Laundering Compliance Officer	2/12/20	Chief Compliance Officer of Artisan Partners Funds (since February 2020); Associate Counsel (since January 2019) and Director of Compliance of Artisan Partners; Chief Compliance Officer (since October 2019) of Artisan Partners Distributors LLC.	None.

Laura E. Simpson – 44	Vice President and Assistant Secretary	2/10/15	Deputy General Counsel of Artisan Partners; Director (since January 2018) of Artisan Partners Global Funds plc; Director (since July 2020) of certain private funds sponsored by Artisan Partners.	None.

Shannon K. Jagodinski – 43	Chief Financial Officer, Vice President and Treasurer	Chief Financial Officer and Treasurer since 2/12/20; Vice President since 2/10/15	Director (since January 2016) of Vehicle Administration of Artisan Partners; prior thereto, Senior Manager; until February 2020, Assistant Treasurer of Artisan Partners Funds.	None.

Timothy K. Weston – 45	Vice President	2/13/19	Associate General Counsel of Artisan Partners.	None.

Timothy A. Kahn – 37	Vice President	2/12/20	Associate Counsel of Artisan Partners.	None.

Blake A. Rigel – 50	Assistant Treasurer	2/9/16	Global Tax Director and Tax Counsel of Artisan Partners.	None.

The business address of the officers and the director affiliated with Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. The address of the other directors is c/o Artisan Partners Funds, 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Artisan Partners Funds’ statement of additional information (SAI) contains further information about the directors. Please call 800.344.1770 or visit our website at www.artisanpartners.com for a free copy of the SAI.

Artisan Partners Funds	173

ARTISAN PARTNERS FUNDS

P.O. BOX 219322

KANSAS CITY, MO 64121-9322

Item 2.    Code of Ethics.

(a) Registrant has adopted a code of ethics (the “Code”) that applies to its principal executive officer, principal financial officer and principal accounting officer (the “Covered Officers”).

(b) No disclosures are required pursuant to this Item 2(b).

(c) During the period covered by the report, registrant did not make any amendments to the Code.

(d) During the period covered by the report, registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e) Not applicable.

(f) A copy of the Code is filed as Exhibit (a)(1) to this Form N-CSR.

Item 3.    Audit Committee Financial Expert.

Registrant’s board of directors has determined that Gail L. Hanson, member of the registrant’s audit committee, William J. Kelly, member of the registrant’s audit committee, Peter M. Lebovitz, member of the registrant’s audit committee, and Bonnie L. Howard, member and chair of the registrant’s audit committee, each qualify as an audit committee financial expert, as such term is defined in Instruction 2(b) to Item 3 of Form N-CSR. Ms. Hanson, Mr. Kelly, Mr. Lebovitz and Ms. Howard are “independent” as such term is defined in paragraph (a)(2) of Item 3 of Form N-CSR.

Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including, without limitation, for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.    Principal Accountant Fees and Services.

Aggregate fees billed to the registrant for professional services rendered by the registrant’s principal accountant, Ernst & Young LLP (“Ernst & Young”) for the 2020 and 2019 fiscal years of the registrant are summarized in the table below. The table summarizes fees billed (or to be billed) by Ernst & Young for work performed relating to each applicable period identified below.

Fees:

	Fiscal Year Ended September 30, 2020	Fiscal Year Ended September 30, 2019
Audit Fees (a)	$481,530	$488,790
Audit-Related Fees (b)	$0	$—
Tax Fees (c)	$267,691	$307,457
All Other Fees (d)	$0	—

(a) “Audit Fees” include amounts for professional services rendered by Ernst & Young for the audit of the Corporation’s annual financial statements and services that are normally provided by Ernst & Young in connection with statutory and regulatory filings or engagements, including for 2020, portions of which had not been billed as of September 30, 2020, and fees billed for consents issued in conjunction with the Corporation’s post-effective amendments to the Funds’ registration statements filed for each of the last two fiscal years. The fees billed during the fiscal year ended September 30, 2020 also include the initial offering of Advisor Shares of Artisan Global Equity Fund. The fees billed during the fiscal year ended September 30, 2019 also include a consent issued in conjunction with the Corporation’s post-effective amendments to the Funds’ registration statements filed in connection with the initial offering of Advisor Shares of Artisan International Small-Mid Fund.

(b) “Audit-Related Fees” include amounts for assurance and related services by Ernst & Young that are reasonably related to the performance of the audit of the registrant’s financial statements. Audit-related fees have not been reported under the item “audit fees” in the chart above.

(c) “Tax Fees” include amounts for professional services rendered by Ernst & Young for tax compliance, tax advice and tax planning.

The fees shown in the table above for the fiscal year ended September 30, 2020 include fees for (1) the review and preparation of the Funds’ income tax returns for the fiscal year ended September 30, 2020, which had not been billed as of September 30, 2020; (2) the review of excise tax calculations and preparation of excise tax returns for the calendar year ended December 31, 2020, which also had not been billed as of September 30, 2020; (3) the use of a PFIC database supplied by Ernst & Young for the fiscal year ended September 30, 2019, the excise year ended December 31, 2019 and the semiannual period ended March 31, 2020; (4) the use of a Global Withholding Tax Reporter Database supplied by Ernst & Young for the fiscal year ended September 30, 2020; and a response to Finnish tax authorities regarding outstanding reclaims.

The fees shown in the table above for the fiscal year ended September 30, 2019 include fees for (1) the review and preparation of the Funds’ income tax returns for the fiscal year ended September 30, 2019, which had not been billed as of September 30, 2019; (2) the review of excise tax calculations and preparation of excise tax returns for the calendar year ended December 31, 2019, which also had not been billed as of September 30, 2019; (3) the use of a PFIC database supplied by Ernst & Young for the fiscal year ended September 30, 2018, the excise year ended December 31, 2018 and the semiannual period ended March 31, 2019; (4) the use of a Qualified Foreign Corporation (QFC) Database supplied by Ernst & Young for the calendar year ended December 31, 2018; and (5) the use of a Global Withholding Tax Reporter Database supplied by Ernst & Young for the fiscal year ended September 30, 2019.

(d) None.

(e)(1) During its regularly scheduled periodic meetings, the registrant’s audit committee considers any requests to pre-approve any audit, audit-related, tax and other services to be provided by the principal accountants of the registrant. The audit committee has authorized its chair to exercise that authority in the intervals between meetings; and the chair presents any such pre-approvals to the audit committee at its next regularly scheduled meeting. Under paragraph (c)(7)(i)(C) of Rule 2-01 of SEC Regulation S-X, pre-approval of non-audit services may be waived provided that: 1) the aggregate fees for all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to its principal accountant during the fiscal year in which services are provided, 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(e)(2) No services included in Items 4(b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees for the fiscal years ended September 30, 2020 and September 30, 2019 by the registrant’s principal accountant for non-audit services rendered to the registrant are shown in the tables above and described under Items 4(b) – (d) above. For the registrant’s fiscal years ended September 30, 2020 and September 30, 2019, Ernst & Young LLP served as the registrant’s principal accountant and provided no services and billed no fees for non-audit services rendered to the registrant’s adviser or entities controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant.

(h) The audit committee of the registrant’s board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. The provisions of Rule 2-01(c)(7) were effective on May 6, 2003. No such services were rendered on or after May 6, 2003.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of September 30, 2020 are included as part of the annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure	of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

No material changes to report.

Item 11.    Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.    Exhibits.

(a)	(1)	Code of Ethics for Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (as referenced in Item 2 above), attached hereto as Exhibit (a)(1)

	(2)	Certifications of Gregory K. Ramirez, Principal Executive Officer and Shannon K. Jagodinski, Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)		Certification of Gregory K. Ramirez, Principal Executive Officer and Shannon K. Jagodinski, Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Executive Officer

Date:	December 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Executive Officer

Date:	December 3, 2020

By:	/s/ Shannon K. Jagodinski
Shannon K. Jagodinski
Principal Financial Officer

Date:	December 3, 2020